Quarterly Holdings Report
for
Fidelity® Total Bond Fund
May 31, 2024
TBD-NPRT3-0724
1.800361.120
Corporate Bonds - 29.4%
		Principal Amount (a)	Value ($)
Convertible Bonds - 0.1%
COMMUNICATION SERVICES - 0.1%
Media - 0.1%
DISH Network Corp.:
0% 12/15/25		2,454,000	1,866,308
3.375% 8/15/26		17,938,000	11,478,966
			13,345,274
INFORMATION TECHNOLOGY - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
MKS Instruments, Inc. 1.25% 6/1/30 (b)		2,110,000	2,160,640
Wolfspeed, Inc. 1.875% 12/1/29		8,999,000	5,003,444
			7,164,084
REAL ESTATE - 0.0%
Equity Real Estate Investment Trusts (REITs) - 0.0%
Rexford Industrial Realty LP:
4.125% 3/15/29(b)		1,256,000	1,222,926
4.375% 3/15/27(b)		1,047,000	1,029,047
			2,251,973
Real Estate Management & Development - 0.0%
Realogy Group LLC/Realogy Co-Issuer Corp. 0.25% 6/15/26		1,760,000	1,459,779
Redfin Corp. 0.5% 4/1/27		6,297,000	3,463,350
			4,923,129
TOTAL REAL ESTATE			7,175,102

UTILITIES - 0.0%
Electric Utilities - 0.0%
PG&E Corp. 4.25% 12/1/27 (b)		1,897,000	1,954,527

Independent Power and Renewable Electricity Producers - 0.0%
NextEra Energy Partners LP 2.5% 6/15/26 (b)		1,705,000	1,547,427
Sunnova Energy International, Inc. 0.25% 12/1/26		1,118,000	487,448
			2,034,875
TOTAL UTILITIES			3,989,402

TOTAL CONVERTIBLE BONDS			31,673,862
Nonconvertible Bonds - 29.3%
COMMUNICATION SERVICES - 2.7%
Diversified Telecommunication Services - 0.5%
Altice France SA:
5.125% 1/15/29(b)		6,900,000	4,661,778
5.125% 7/15/29(b)		8,710,000	5,841,422
5.5% 1/15/28(b)		3,621,000	2,535,349
5.5% 10/15/29(b)		35,000	23,481
AT&T, Inc.:
2.55% 12/1/33		46,000,000	36,287,436
4.3% 2/15/30		10,373,000	9,887,137
Cablevision Lightpath LLC:
3.875% 9/15/27(b)		1,135,000	989,842
5.625% 9/15/28(b)		895,000	704,762
Colombia Telecomunicaciones SA 4.95% 7/17/30 (b)		760,000	565,013
Connect Finco SARL / Connect U.S. Finco LLC 6.75% 10/1/26 (b)		1,470,000	1,388,482
Consolidated Communications, Inc. 5% 10/1/28 (b)		1,385,000	1,135,696
Frontier Communications Holdings LLC:
5% 5/1/28(b)(c)		5,717,000	5,339,598
5.875% 10/15/27(b)		1,686,000	1,641,751
5.875% 11/1/29		2,650,000	2,286,122
8.75% 5/15/30(b)		2,453,000	2,538,485
IHS Holding Ltd.:
5.625% 11/29/26(b)		1,810,000	1,711,590
6.25% 11/29/28(b)		490,000	437,933
Iliad Holding SAS 8.5% 4/15/31 (b)		3,605,000	3,650,332
Koninklijke KPN NV 3.875% 2/16/36 (Reg. S)	EUR	900,000	954,639
Level 3 Financing, Inc.:
3.875% 10/15/30(b)		840,000	461,516
4.5% 4/1/30(b)		2,690,000	1,526,533
10.5% 5/15/30(b)		7,534,000	7,454,676
11% 11/15/29(b)		2,119,796	2,173,159
Liquid Telecommunications Financing PLC 5.5% 9/4/26 (b)		4,850,000	3,200,515
Qtel International Finance Ltd. 2.625% 4/8/31 (b)		1,280,000	1,093,120
Sable International Finance Ltd. 5.75% 9/7/27 (b)		2,355,000	2,249,025
Sitios Latinoamerica S.A.B. de CV 5.375% 4/4/32 (b)		3,820,000	3,506,302
Telecom Italia Capital SA:
6% 9/30/34(b)		1,907,000	1,817,733
6% 9/30/34		123,000	103,843
7.2% 7/18/36(b)		1,640,000	1,676,736
7.2% 7/18/36		549,000	499,123
7.721% 6/4/38		198,000	181,218
7.721% 6/4/38(b)		407,000	424,066
Telefonica Celular del Paraguay SA 5.875% 4/15/27 (b)		1,565,000	1,528,320
Telenet Finance Luxembourg Notes SARL 5.5% 3/1/28 (b)		1,800,000	1,703,250
Verizon Communications, Inc.:
2.1% 3/22/28		22,884,000	20,501,688
2.55% 3/21/31		21,181,000	17,858,109
3% 3/22/27		5,131,000	4,847,732
3.75% 2/28/36	EUR	1,925,000	2,044,455
4.862% 8/21/46		26,720,000	24,399,427
5.012% 4/15/49		569,000	540,683
Windstream Escrow LLC 7.75% 8/15/28 (b)		3,730,000	3,504,362
Zayo Group Holdings, Inc. 4% 3/1/27 (b)(c)		3,914,000	3,052,092
			188,928,531
Entertainment - 0.0%
Roblox Corp. 3.875% 5/1/30 (b)(c)		5,810,000	5,062,076
Universal Music Group NV 4% 6/13/31 (Reg. S)	EUR	1,800,000	1,975,029
			7,037,105
Interactive Media & Services - 0.0%
Baidu, Inc.:
1.72% 4/9/26		1,135,000	1,059,806
2.375% 10/9/30		635,000	535,083
Tencent Holdings Ltd.:
1.81% 1/26/26(b)		845,000	797,131
2.39% 6/3/30(b)		1,765,000	1,507,972
3.975% 4/11/29(b)		480,000	454,350
			4,354,342
Media - 1.7%
Advantage Sales & Marketing, Inc. 6.5% 11/15/28 (b)		4,910,000	4,418,593
Altice Financing SA 5.75% 8/15/29 (b)		12,689,000	9,419,236
Altice France Holding SA:
6% 2/15/28(b)		7,730,000	2,406,099
10.5% 5/15/27(b)		250,000	92,498
CCO Holdings LLC/CCO Holdings Capital Corp.:
4.25% 2/1/31(b)		7,195,000	5,799,426
4.25% 1/15/34(b)		4,575,000	3,408,785
4.5% 8/15/30(b)		1,185,000	984,624
4.5% 5/1/32		7,900,000	6,266,978
4.5% 6/1/33(b)		8,375,000	6,462,864
4.75% 2/1/32(b)		300,000	241,569
5.375% 6/1/29(b)		3,061,000	2,741,946
5.5% 5/1/26(b)		480,000	474,045
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
3.85% 4/1/61		3,000,000	1,766,444
3.9% 6/1/52		4,000,000	2,510,357
4.4% 4/1/33		24,687,000	21,692,295
4.8% 3/1/50		8,000,000	5,899,184
5.25% 4/1/53		35,512,000	28,003,146
5.375% 5/1/47		43,892,000	35,283,284
5.5% 4/1/63		36,711,000	28,707,363
6.1% 6/1/29		20,698,000	20,720,615
6.484% 10/23/45		9,078,000	8,377,794
6.55% 6/1/34		11,285,000	11,307,974
6.65% 2/1/34		37,000,000	37,473,333
6.834% 10/23/55		3,000,000	2,847,871
Clear Channel Outdoor Holdings, Inc.:
5.125% 8/15/27(b)(c)		2,313,000	2,185,091
7.5% 6/1/29(b)		1,877,000	1,541,028
7.875% 4/1/30(b)(c)		3,520,000	3,500,774
9% 9/15/28(b)		3,180,000	3,309,763
Comcast Corp.:
3.9% 3/1/38		3,341,000	2,822,147
4.65% 7/15/42		7,870,000	7,012,762
6.45% 3/15/37		1,399,000	1,508,190
CSC Holdings LLC:
3.375% 2/15/31(b)		2,636,000	1,543,680
4.125% 12/1/30(b)		3,005,000	1,853,059
4.5% 11/15/31(b)		950,000	581,097
4.625% 12/1/30(b)		7,663,000	3,221,938
5.375% 2/1/28(b)		5,145,000	3,613,322
Diamond Sports Group LLC/Diamond Sports Finance Co. 5.375% (b)(d)		3,135,000	57,606
DIRECTV Financing LLC / DIRECTV Financing Co-Obligor, Inc. 5.875% 8/15/27 (b)		935,000	877,977
Discovery Communications LLC:
3.625% 5/15/30		13,528,000	11,903,791
4.65% 5/15/50		21,020,000	15,586,431
DISH DBS Corp. 5.75% 12/1/28 (b)		4,415,000	3,075,917
DISH Network Corp. 11.75% 11/15/27 (b)		9,099,000	9,129,138
Fox Corp.:
4.709% 1/25/29		5,868,000	5,738,266
5.476% 1/25/39		5,787,000	5,475,841
5.576% 1/25/49		3,840,000	3,510,328
LCPR Senior Secured Financing DAC:
5.125% 7/15/29(b)		4,407,000	3,696,467
6.75% 10/15/27(b)		4,061,000	3,825,005
Outfront Media Capital LLC / Corp. 7.375% 2/15/31 (b)		3,030,000	3,131,366
Sirius XM Radio, Inc.:
4.125% 7/1/30(b)		3,450,000	2,891,615
5.5% 7/1/29(b)		553,000	513,607
Telecomunicaciones Digitales SA 4.5% 1/30/30 (b)		3,155,000	2,768,513
Time Warner Cable LLC:
4.5% 9/15/42		18,291,000	13,448,159
5.5% 9/1/41		8,265,000	6,912,551
5.875% 11/15/40		10,540,000	9,139,424
6.55% 5/1/37		29,622,000	28,092,745
7.3% 7/1/38		24,672,000	25,030,058
TV Azteca SA de CV 8.25% (Reg. S) (d)		4,321,000	1,674,085
Univision Communications, Inc.:
4.5% 5/1/29(b)(c)		2,915,000	2,489,859
6.625% 6/1/27(b)		4,568,000	4,413,147
7.375% 6/30/30(b)(c)		2,515,000	2,383,292
8% 8/15/28(b)		2,718,000	2,676,998
8.5% 7/31/31(b)(e)		1,695,000	1,666,721
Virgin Media Secured Finance PLC 4.5% 8/15/30 (b)		4,925,000	4,128,426
Virgin Media Vendor Financing Notes IV DAC 5% 7/15/28 (b)		1,055,000	951,279
VTR Finance BV 6.375% 7/15/28 (b)		830,000	574,256
Warnermedia Holdings, Inc.:
3.755% 3/15/27		15,793,000	14,976,679
4.054% 3/15/29		5,474,000	5,040,441
4.279% 3/15/32		67,020,000	58,656,421
4.693% 5/17/33 (Reg. S)	EUR	3,425,000	3,695,262
5.05% 3/15/42		11,773,000	9,729,603
5.141% 3/15/52		75,442,000	59,554,582
Ziggo Bond Co. BV 6% 1/15/27 (b)		243,000	238,485
Ziggo BV 4.875% 1/15/30 (b)		2,545,000	2,268,320
			609,921,835
Wireless Telecommunication Services - 0.5%
AXIAN Telecom 7.375% 2/16/27 (b)		2,020,000	1,966,147
C&W Senior Finance Ltd. 6.875% 9/15/27 (b)		10,842,000	10,337,413
CT Trust 5.125% 2/3/32 (b)		2,520,000	2,189,250
Intelsat Jackson Holdings SA 6.5% 3/15/30 (b)		7,795,000	7,332,181
Millicom International Cellular SA:
4.5% 4/27/31(b)		3,335,000	2,851,842
5.125% 1/15/28(b)		549,000	520,836
7.375% 4/2/32(b)		2,850,000	2,793,143
MTN (Mauritius) Investments Ltd. 6.5% 10/13/26 (b)		1,019,000	1,012,478
T-Mobile U.S.A., Inc.:
2.25% 11/15/31		35,000,000	28,393,288
3.75% 4/15/27		23,850,000	22,872,525
3.875% 4/15/30		42,000,000	39,037,077
4.375% 4/15/40		5,147,000	4,474,814
5.05% 7/15/33		29,000,000	28,236,740
VMED O2 UK Financing I PLC:
4.25% 1/31/31(b)		4,510,000	3,712,575
7.75% 4/15/32(b)		240,000	233,621
Vodafone Group PLC:
4.875% 10/3/78 (Reg. S)(f)	GBP	5,150,000	6,444,265
6.25% 10/3/78 (Reg. S)(f)		739,000	736,657
VTR Comunicaciones SpA:
4.375% 4/15/29(b)		565,000	414,392
5.125% 1/15/28(b)		1,768,000	1,344,233
			164,903,477
TOTAL COMMUNICATION SERVICES			975,145,290

CONSUMER DISCRETIONARY - 1.4%
Automobile Components - 0.1%
Adient Global Holdings Ltd. 7% 4/15/28 (b)		575,000	587,110
Dana, Inc.:
4.25% 9/1/30		775,000	673,448
5.375% 11/15/27		515,000	500,463
Hertz Corp.:
4.625% 12/1/26(b)		1,475,000	1,145,211
5% 12/1/29(b)		495,000	326,898
Macquarie AirFinance Holdings:
6.4% 3/26/29(b)		3,205,000	3,238,688
6.5% 3/26/31(b)		2,915,000	2,959,786
8.125% 3/30/29(b)		3,120,000	3,285,260
8.375% 5/1/28(b)		2,070,000	2,176,711
Metalsa SA de CV 3.75% 5/4/31 (b)		1,525,000	1,239,063
Robert Bosch GmbH 4.375% 6/2/43 (Reg. S)	EUR	1,500,000	1,643,834
Schaeffler AG 4.75% 8/14/29 (Reg. S)	EUR	3,000,000	3,278,587
ZF Europe Finance BV 2% 2/23/26 (Reg. S)	EUR	1,600,000	1,662,310
ZF Finance GmbH 2% 5/6/27 (Reg. S)	EUR	2,600,000	2,619,442
ZF North America Capital, Inc.:
4.75% 4/29/25(b)		2,904,000	2,860,363
6.75% 4/23/30(b)		2,900,000	2,935,062
6.875% 4/14/28(b)		1,040,000	1,058,146
6.875% 4/23/32(b)		1,760,000	1,800,577
7.125% 4/14/30(b)		1,040,000	1,072,590
			35,063,549
Automobiles - 0.2%
Aston Martin Capital Holdings Ltd. 10% 3/31/29 (b)		2,095,000	2,020,628
Ford Motor Co.:
3.25% 2/12/32		54,000,000	44,383,547
6.1% 8/19/32(c)		5,495,000	5,479,927
7.4% 11/1/46		660,000	719,889
McLaren Finance PLC 7.5% 8/1/26 (b)		2,380,000	2,053,940
Rivian Holdco & Rivian LLC & Rivian Automotive LLC CME Term SOFR 6 Month Index + 6.020% 11.3101% 10/15/26 (b)(f)(g)		14,817,000	14,566,581
			69,224,512
Broadline Retail - 0.1%
Alibaba Group Holding Ltd. 2.125% 2/9/31		1,005,000	827,618
JD.com, Inc. 3.375% 1/14/30		2,505,000	2,266,242
John Lewis PLC 6.125% 1/21/25	GBP	14,058,000	17,900,007
Kohl's Corp. 4.25% 7/17/25		260,000	253,369
Match Group Holdings II LLC:
3.625% 10/1/31(b)(c)		570,000	474,752
4.125% 8/1/30(b)(c)		1,210,000	1,051,930
5% 12/15/27(b)(c)		2,650,000	2,509,450
Nordstrom, Inc.:
4.25% 8/1/31(c)		2,260,000	1,995,750
4.375% 4/1/30(c)		1,505,000	1,368,409
Prosus NV:
3.061% 7/13/31(b)		1,585,000	1,283,153
3.68% 1/21/30(b)		1,370,000	1,193,448
4.027% 8/3/50(b)		2,355,000	1,533,694
4.193% 1/19/32(b)		720,000	621,626
			33,279,448
Distributors - 0.0%
The Gates Corp. 6.875% 7/1/29 (b)(e)		2,450,000	2,473,527
Windsor Holdings III, LLC 8.5% 6/15/30 (b)		2,260,000	2,361,264
			4,834,791
Diversified Consumer Services - 0.1%
GEMS MENASA Cayman Ltd./GEMS Education Delaware LLC 7.125% 7/31/26 (b)		10,330,000	10,279,176
Service Corp. International:
4% 5/15/31		1,650,000	1,441,810
5.125% 6/1/29(c)		1,040,000	999,527
Sotheby's 7.375% 10/15/27 (b)(c)		2,323,000	2,022,049
TKC Holdings, Inc.:
6.875% 5/15/28(b)		3,464,000	3,383,691
10.5% 5/15/29(b)		3,747,000	3,692,454
WASH Multifamily Acquisition, Inc. 5.75% 4/15/26 (b)		6,510,000	6,328,353
			28,147,060
Hotels, Restaurants & Leisure - 0.4%
1011778 BC Unlimited Liability Co./New Red Finance, Inc.:
3.875% 1/15/28(b)		1,475,000	1,370,270
4% 10/15/30(b)		2,910,000	2,532,116
4.375% 1/15/28(b)		4,380,000	4,102,679
5.75% 4/15/25(b)		837,000	833,766
Affinity Interactive 6.875% 12/15/27 (b)		2,445,000	2,175,845
Aramark Services, Inc. 5% 2/1/28 (b)(c)		2,324,000	2,221,979
Bimbo Bakeries U.S.A., Inc.:
5.375% 1/9/36(b)		1,025,000	993,609
6.4% 1/15/34(b)		1,155,000	1,212,750
Caesars Entertainment, Inc.:
6.5% 2/15/32(b)(c)		4,105,000	4,059,238
7% 2/15/30(b)		3,161,000	3,195,142
8.125% 7/1/27(b)		4,035,000	4,113,648
Carnival Corp.:
6% 5/1/29(b)		2,885,000	2,819,656
6.65% 1/15/28		450,000	449,719
7.625% 3/1/26(b)		6,600,000	6,635,785
10.5% 6/1/30(b)		5,990,000	6,511,028
ClubCorp Holdings, Inc. 8.5% 9/15/25 (b)		880,000	796,307
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co., Inc. 6.75% 1/15/30 (b)		5,260,000	4,649,272
Garden SpinCo Corp. 8.625% 7/20/30 (b)		935,000	998,964
GENM Capital Labuan Ltd. 3.882% 4/19/31 (b)		1,985,000	1,721,988
Hilton Domestic Operating Co., Inc.:
3.625% 2/15/32(b)		6,640,000	5,631,348
4% 5/1/31(b)		2,915,000	2,576,036
5.875% 4/1/29(b)		1,755,000	1,739,881
6.125% 4/1/32(b)		1,755,000	1,735,121
Hilton Grand Vacations Borrower Escrow LLC:
4.875% 7/1/31(b)		1,425,000	1,250,497
6.625% 1/15/32(b)		4,085,000	4,063,887
InterContinental Hotel Group PLC 3.375% 10/8/28 (Reg. S)	GBP	2,700,000	3,182,088
Jacobs Entertainment, Inc. 6.75% 2/15/29 (b)		1,370,000	1,277,525
Life Time, Inc.:
5.75% 1/15/26(b)		3,639,000	3,618,050
8% 4/15/26(b)(c)		5,129,000	5,163,569
Lindblad Expeditions LLC 6.75% 2/15/27 (b)		490,000	484,887
MajorDrive Holdings IV LLC 6.375% 6/1/29 (b)		3,954,000	3,722,303
McDonald's Corp. 3.5% 7/1/27		6,642,000	6,337,233
Meituan:
2.125% 10/28/25(b)		1,375,000	1,308,398
3.05% 10/28/30(b)		1,885,000	1,619,333
Merlin Entertainments Group 7.375% 2/15/31 (b)(c)		975,000	988,183
MGM Resorts International 6.5% 4/15/32 (c)		2,100,000	2,053,409
NagaCorp Ltd. 7.95% 7/6/24 (Reg. S)		1,540,000	1,517,947
NCL Corp. Ltd.:
3.625% 12/15/24(b)		4,265,000	4,202,863
5.875% 3/15/26(b)		1,345,000	1,322,447
7.75% 2/15/29(b)		2,845,000	2,922,043
NCL Finance Ltd. 6.125% 3/15/28 (b)		960,000	939,851
Ontario Gaming GTA LP / OTG Co. issuer, Inc. 8% 8/1/30 (b)		97,000	99,442
Royal Caribbean Cruises Ltd.:
4.25% 7/1/26(b)		4,460,000	4,298,903
5.375% 7/15/27(b)		1,930,000	1,890,982
5.5% 8/31/26(b)		5,135,000	5,059,374
5.5% 4/1/28(b)		3,905,000	3,814,849
6.25% 3/15/32(b)		4,235,000	4,215,696
7.25% 1/15/30(b)		850,000	878,055
Station Casinos LLC:
4.5% 2/15/28(b)		2,371,000	2,207,841
6.625% 3/15/32(b)(c)		2,085,000	2,046,809
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp. 5.875% 5/15/25 (b)		546,000	542,658
Times Square Hotel Trust 8.528% 8/1/26 (b)		468,904	466,132
Viking Cruises Ltd. 9.125% 7/15/31 (b)		665,000	716,377
Viking Ocean Cruises Ship VII Ltd. 5.625% 2/15/29 (b)		950,000	911,069
Voc Escrow Ltd. 5% 2/15/28 (b)		1,305,000	1,253,485
Whitbread PLC 2.375% 5/31/27 (Reg. S)	GBP	1,850,000	2,137,468
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp. 7.125% 2/15/31 (b)		950,000	975,447
Yum! Brands, Inc.:
3.625% 3/15/31(c)		950,000	827,358
4.625% 1/31/32(c)		5,170,000	4,709,217
5.375% 4/1/32(c)		760,000	723,825
			146,825,647
Household Durables - 0.0%
Ashton Woods U.S.A. LLC/Ashton Woods Finance Co. 4.625% 8/1/29 (b)		1,345,000	1,208,377
Beazer Homes U.S.A., Inc. 7.5% 3/15/31 (b)		1,655,000	1,652,070
Landsea Homes Corp. 8.875% 4/1/29 (b)		1,067,000	1,034,323
LGI Homes, Inc.:
4% 7/15/29(b)		1,268,000	1,091,714
8.75% 12/15/28(b)		362,000	375,860
Newell Brands, Inc.:
5.7% 4/1/26		1,000,000	987,419
6.375% 9/15/27(c)		1,000,000	981,715
6.625% 9/15/29(c)		1,055,000	1,032,105
7% 4/1/46(h)		760,000	624,964
The Berkeley Group PLC 2.5% 8/11/31 (Reg. S)	GBP	3,350,000	3,253,333
TopBuild Corp. 4.125% 2/15/32 (b)		1,870,000	1,631,553
Vestel Elektonik Sanayi ve Ticaret A/S 9.75% 5/15/29 (b)		1,165,000	1,162,088
			15,035,521
Leisure Products - 0.0%
Amer Sports Co. 6.75% 2/16/31 (b)(c)		4,080,000	4,064,846
Mattel, Inc. 5.45% 11/1/41		660,000	592,089
			4,656,935
Specialty Retail - 0.3%
AutoNation, Inc. 4.75% 6/1/30		2,958,000	2,815,414
AutoZone, Inc. 4% 4/15/30		20,750,000	19,448,756
Bath & Body Works, Inc. 6.694% 1/15/27		955,000	963,720
Carvana Co.:
4.875% 9/1/29(b)		1,397,000	977,900
5.5% 4/15/27(b)		1,512,000	1,239,840
5.625% 10/1/25(b)		2,305,000	2,223,811
5.875% 10/1/28(b)		800,000	616,000
10.25% 5/1/30(b)		220,000	187,000
12% 12/1/28 pay-in-kind(b)(f)		2,042,889	2,135,594
13% 6/1/30 pay-in-kind(b)(f)		1,102,423	1,134,607
14% 6/1/31 pay-in-kind(b)(f)		4,436,201	4,674,496
Champions Financing, Inc. 8.75% 2/15/29 (b)		4,040,000	4,153,377
Hudson Automotive Group 8% 5/15/32 (b)(c)		1,290,000	1,329,458
LBM Acquisition LLC 6.25% 1/15/29 (b)		1,910,000	1,724,697
LCM Investments Holdings 8.25% 8/1/31 (b)		980,000	1,016,795
Lowe's Companies, Inc.:
3.35% 4/1/27		2,389,000	2,276,873
4.45% 4/1/62		33,905,000	26,313,003
Michaels Companies, Inc.:
5.25% 5/1/28(b)		1,985,000	1,610,072
7.875% 5/1/29(b)		1,530,000	1,040,545
O'Reilly Automotive, Inc. 4.2% 4/1/30		4,640,000	4,396,344
Sally Holdings LLC 6.75% 3/1/32 (c)		2,070,000	2,030,572
Staples, Inc.:
7.5% 4/15/26(b)		2,316,000	2,315,587
10.75% 4/15/27(b)		3,605,000	3,209,595
10.75% 9/1/29(b)(e)		3,925,000	3,797,855
Wand NewCo 3, Inc. 7.625% 1/30/32 (b)(c)		2,605,000	2,669,341
			94,301,252
Textiles, Apparel & Luxury Goods - 0.2%
Crocs, Inc. 4.125% 8/15/31 (b)		1,255,000	1,091,459
Kontoor Brands, Inc. 4.125% 11/15/29 (b)(c)		800,000	718,000
Levi Strauss & Co. 3.5% 3/1/31 (b)(c)		450,000	388,957
Tapestry, Inc.:
7% 11/27/26		10,275,000	10,549,748
7.05% 11/27/25		3,809,000	3,872,012
7.35% 11/27/28		16,432,000	17,015,958
7.7% 11/27/30		19,003,000	19,855,282
7.85% 11/27/33		19,003,000	20,031,634
Wolverine World Wide, Inc. 4% 8/15/29 (b)		4,440,000	3,697,723
			77,220,773
TOTAL CONSUMER DISCRETIONARY			508,589,488

CONSUMER STAPLES - 0.9%
Beverages - 0.3%
Anheuser-Busch Companies LLC / Anheuser-Busch InBev Worldwide, Inc. 4.9% 2/1/46		10,000,000	9,182,386
Anheuser-Busch InBev Worldwide, Inc.:
4.35% 6/1/40		13,754,000	12,092,263
5.45% 1/23/39		18,170,000	18,225,295
5.55% 1/23/49		34,229,000	34,283,412
5.8% 1/23/59 (Reg. S)		36,395,000	37,719,689
Central American Bottling Corp. 5.25% 4/27/29 (b)		2,520,000	2,359,993
Triton Water Holdings, Inc. 6.25% 4/1/29 (b)		7,075,000	6,537,544
			120,400,582
Consumer Staples Distribution & Retail - 0.1%
Albertsons Companies LLC/Safeway, Inc./New Albertson's, Inc./Albertson's LLC:
3.25% 3/15/26(b)(c)		515,000	490,495
3.5% 3/15/29(b)		4,205,000	3,750,473
4.875% 2/15/30(b)		2,725,000	2,548,961
C&S Group Enterprises LLC 5% 12/15/28 (b)		4,135,000	3,055,659
KeHE Distributor / Nextwave 9% 2/15/29 (b)		4,105,000	4,158,061
Minerva Luxembourg SA 8.875% 9/13/33 (b)		1,210,000	1,261,990
NBM U.S. Holdings, Inc. 6.625% 8/6/29 (b)		2,015,000	1,981,627
Performance Food Group, Inc. 5.5% 10/15/27 (b)		2,247,000	2,190,029
REWE International Finance 4.875% 9/13/30 (Reg. S)	EUR	1,100,000	1,234,630
Sigma Holdco BV 7.875% 5/15/26 (b)		3,450,000	3,355,125
Sysco Corp. 5.95% 4/1/30		8,801,000	9,134,563
Tesco Corporate Treasury Services PLC 2.75% 4/27/30 (Reg. S)	GBP	3,545,000	3,980,002
U.S. Foods, Inc.:
4.625% 6/1/30(b)		1,130,000	1,037,657
4.75% 2/15/29(b)		3,290,000	3,088,130
6.875% 9/15/28(b)		1,230,000	1,251,521
United Natural Foods, Inc. 6.75% 10/15/28 (b)		380,000	313,619
			42,832,542
Food Products - 0.1%
Adecoagro SA 6% 9/21/27 (b)		1,970,000	1,907,206
Camposol SA 6% 2/3/27 (b)		1,000,000	812,500
Darling Ingredients, Inc. 6% 6/15/30 (b)(c)		1,365,000	1,334,291
Fiesta Purchaser, Inc. 7.875% 3/1/31 (b)(c)		1,895,000	1,947,077
JDE Peet's BV 2.25% 9/24/31 (b)		3,931,000	3,113,641
Lamb Weston Holdings, Inc.:
4.125% 1/31/30(b)		5,800,000	5,216,278
4.375% 1/31/32(b)		850,000	750,666
MARB BondCo PLC 3.95% 1/29/31 (b)		1,235,000	998,806
Pilgrim's Pride Corp.:
3.5% 3/1/32		950,000	797,687
4.25% 4/15/31(c)		1,125,000	1,012,638
Post Holdings, Inc.:
4.625% 4/15/30(b)(c)		2,555,000	2,320,100
5.5% 12/15/29(b)(c)		3,595,000	3,424,205
6.25% 2/15/32(b)		2,480,000	2,465,292
TreeHouse Foods, Inc. 4% 9/1/28		1,280,000	1,139,840
			27,240,227
Household Products - 0.0%
Reckitt Benckiser Treasury Services PLC 3.875% 9/14/33 (Reg. S)	EUR	830,000	895,208

Personal Care Products - 0.0%
BellRing Brands, Inc. 7% 3/15/30 (b)		760,000	776,490

Tobacco - 0.4%
Altria Group, Inc.:
3.875% 9/16/46		28,850,000	20,877,804
4.25% 8/9/42		17,795,000	14,150,175
4.5% 5/2/43		11,887,000	9,730,255
4.8% 2/14/29		3,305,000	3,241,074
5.95% 2/14/49		14,275,000	13,943,188
BAT Capital Corp.:
5.834% 2/20/31		4,500,000	4,557,950
6.421% 8/2/33		21,453,000	22,400,767
BAT International Finance PLC 4.125% 4/12/32 (Reg. S)	EUR	4,650,000	4,919,749
Imperial Tobacco Finance PLC:
4.25% 7/21/25(b)		11,765,000	11,561,093
6.125% 7/27/27(b)		12,116,000	12,295,799
Reynolds American, Inc.:
4.45% 6/12/25		5,827,000	5,755,560
5.7% 8/15/35		2,699,000	2,646,908
5.85% 8/15/45		22,737,000	21,169,198
6.15% 9/15/43		2,874,000	2,814,699
7.25% 6/15/37		3,221,000	3,468,735
			153,532,954
TOTAL CONSUMER STAPLES			345,678,003

ENERGY - 3.9%
Energy Equipment & Services - 0.1%
CGG SA 8.75% 4/1/27 (b)		4,965,000	4,755,184
Guara Norte SARL 5.198% 6/15/34 (b)		1,435,123	1,304,706
Halliburton Co.:
3.8% 11/15/25		152,000	148,473
4.85% 11/15/35		5,447,000	5,196,352
Jonah Energy Parent LLC 12% 11/5/25 (i)(j)		1,656,358	1,778,598
Nabors Industries, Inc. 9.125% 1/31/30 (b)		505,000	521,459
Oleoducto Central SA 4% 7/14/27 (b)		1,503,000	1,385,015
Seadrill Finance Ltd. 8.375% 8/1/30 (b)		925,000	970,920
Southern Gas Corridor CJSC 6.875% 3/24/26 (b)		4,031,000	4,051,639
State Oil Co. of Azerbaijan Republic 6.95% 3/18/30 (Reg. S)		950,000	969,475
Technip Energies NV 1.125% 5/28/28	EUR	820,000	799,115
The Oil and Gas Holding Co.:
7.5% 10/25/27(b)		2,177,000	2,211,397
8.375% 11/7/28(b)		485,000	515,899
Transocean Aquila Ltd. 8% 9/30/28 (b)		690,000	701,497
Transocean Poseidon Ltd. 6.875% 2/1/27 (b)		1,426,275	1,422,533
Transocean, Inc.:
8% 2/1/27(b)		3,949,000	3,964,893
8.25% 5/15/29(b)		1,755,000	1,755,414
8.5% 5/15/31(b)		2,255,000	2,252,702
8.75% 2/15/30(b)		2,335,500	2,436,464
U.S.A. Compression Partners LP/U.S.A. Compression Finance Corp. 7.125% 3/15/29 (b)(c)		2,100,000	2,102,377
Valaris Ltd. 8.375% 4/30/30 (b)		3,900,000	4,031,041
Vallourec SA 7.5% 4/15/32 (b)		2,855,000	2,937,672
Yinson Boronia Production BV 8.947% 7/31/42 (b)		2,785,000	2,804,495
			49,017,320
Oil, Gas & Consumable Fuels - 3.8%
Antero Midstream Partners LP/Antero Midstream Finance Corp. 5.75% 3/1/27 (b)		950,000	939,187
Baytex Energy Corp. 7.375% 3/15/32 (b)		2,095,000	2,119,243
Blue Racer Midstream LLC/Blue Racer Finance Corp.:
7% 7/15/29(b)		730,000	737,653
7.25% 7/15/32(b)		730,000	743,767
California Resources Corp.:
7.125% 2/1/26(b)		1,370,000	1,376,916
8.25% 6/15/29(b)(e)		3,020,000	3,024,672
Calumet Specialty Products Partners LP/Calumet Finance Corp. 9.75% 7/15/28 (b)		1,460,000	1,386,469
Canacol Energy Ltd. 5.75% 11/24/28 (b)		3,545,000	1,859,973
Canadian Natural Resources Ltd.:
2.95% 7/15/30		23,000,000	20,058,041
3.9% 2/1/25		15,925,000	15,730,910
5.85% 2/1/35		6,942,000	6,899,710
Cenovus Energy, Inc.:
3.75% 2/15/52		3,670,000	2,608,394
5.25% 6/15/37		9,640,000	9,081,801
5.4% 6/15/47		2,422,000	2,236,049
6.75% 11/15/39		969,000	1,038,759
Cheniere Energy Partners LP 5.75% 8/15/34 (b)		2,455,000	2,438,628
Citgo Petroleum Corp.:
6.375% 6/15/26(b)		4,172,000	4,173,227
7% 6/15/25(b)		4,319,000	4,323,760
8.375% 1/15/29(b)		3,196,000	3,308,371
CNX Midstream Partners LP 4.75% 4/15/30 (b)		2,530,000	2,275,452
CNX Resources Corp.:
7.25% 3/1/32(b)		2,845,000	2,884,298
7.375% 1/15/31(b)(c)		2,150,000	2,188,042
Columbia Pipelines Operating Co. LLC:
5.927% 8/15/30(b)		3,692,000	3,746,300
6.036% 11/15/33(b)		9,954,000	10,146,042
6.497% 8/15/43(b)		2,975,000	3,102,247
6.544% 11/15/53(b)		5,356,000	5,674,975
6.714% 8/15/63(b)		3,206,000	3,404,219
Comstock Resources, Inc.:
5.875% 1/15/30(b)		3,964,000	3,653,980
6.75% 3/1/29(b)(c)		3,015,000	2,916,365
CQP Holdco LP / BIP-V Chinook Holdco LLC 7.5% 12/15/33 (b)		4,195,000	4,310,258
Crescent Energy Finance LLC 7.625% 4/1/32 (b)		1,070,000	1,090,431
CrownRock LP/CrownRock Finance, Inc.:
5% 5/1/29(b)		2,795,000	2,756,568
5.625% 10/15/25(b)		335,000	334,155
CVR Energy, Inc.:
5.75% 2/15/28(b)		7,271,000	6,710,620
8.5% 1/15/29(b)		3,830,000	3,846,376
DCP Midstream Operating LP 6.45% 11/3/36 (b)		8,754,000	9,088,018
Delek Logistics Partners LP/Delek Logistics Finance Corp.:
7.125% 6/1/28(b)		5,730,000	5,656,798
8.625% 3/15/29(b)		2,570,000	2,627,916
DT Midstream, Inc.:
4.125% 6/15/29(b)		2,270,000	2,075,805
4.375% 6/15/31(b)(c)		950,000	853,326
Ecopetrol SA:
4.625% 11/2/31		950,000	769,025
8.875% 1/13/33		4,105,000	4,202,494
EG Global Finance PLC 12% 11/30/28 (b)		12,590,000	13,039,835
EIG Pearl Holdings SARL 3.545% 8/31/36 (b)		5,070,000	4,311,782
Empresa Nacional de Petroleo 6.15% 5/10/33 (b)		1,065,000	1,061,339
Energean Israel Finance Ltd.:
4.875% 3/30/26 (Reg. S)(b)		2,365,000	2,244,787
8.5% 9/30/33 (Reg. S)(b)		800,000	785,339
Energean PLC 6.5% 4/30/27 (b)		4,315,000	4,066,888
Energy Transfer LP:
3.75% 5/15/30		18,703,000	17,107,695
4.95% 6/15/28		12,566,000	12,362,931
5% 5/15/50		36,762,000	31,206,475
5.25% 4/15/29		6,576,000	6,537,921
5.4% 10/1/47		33,221,000	29,830,278
5.625% 5/1/27(b)		3,892,000	3,879,957
5.75% 4/1/25		1,029,000	1,028,356
5.8% 6/15/38		7,006,000	6,795,904
6% 6/15/48		6,263,000	6,053,737
6.125% 12/15/45		1,400,000	1,380,531
6.25% 4/15/49		4,516,000	4,497,724
7.375% 2/1/31(b)		1,695,000	1,759,691
EnLink Midstream LLC:
5.625% 1/15/28(b)		2,235,000	2,208,014
6.5% 9/1/30(b)		3,695,000	3,774,491
EnLink Midstream Partners LP:
4.15% 6/1/25		1,015,000	997,669
4.85% 7/15/26		1,780,000	1,740,341
EQM Midstream Partners LP:
4% 8/1/24		2,515,000	2,504,114
4.75% 1/15/31(b)(c)		780,000	716,266
6% 7/1/25(b)		239,000	238,847
6.5% 7/1/27(b)		650,000	655,452
6.5% 7/15/48		385,000	385,210
FEL Energy VI SARL 5.75% 12/1/40 (b)		1,343,434	1,228,822
Galaxy Pipeline Assets BidCo Ltd.:
2.16% 3/31/34(b)		810,400	685,850
2.625% 3/31/36(b)		5,030,000	4,035,318
GeoPark Ltd. 5.5% 1/17/27 (b)		1,720,000	1,553,375
Global Partners LP/GLP Finance Corp.:
6.875% 1/15/29		2,440,000	2,402,426
7% 8/1/27		5,189,000	5,207,104
8.25% 1/15/32(b)		1,010,000	1,039,120
Golar LNG Ltd. 7% 10/20/25 (b)		4,431,000	4,394,887
Gran Tierra Energy, Inc. 9.5% 10/15/29 (b)		3,245,000	3,085,792
Harbour Energy PLC 5.5% 10/15/26 (b)		245,000	239,798
Harvest Midstream I LP:
7.5% 9/1/28(b)		3,815,000	3,871,300
7.5% 5/15/32(b)		1,235,000	1,251,748
Hess Corp.:
5.6% 2/15/41		19,538,000	19,491,237
5.8% 4/1/47		15,757,000	15,796,716
7.125% 3/15/33		3,656,000	4,104,501
7.3% 8/15/31		8,054,000	8,988,849
7.875% 10/1/29		13,500,000	15,071,305
Hess Midstream Operations LP:
4.25% 2/15/30(b)		1,370,000	1,245,238
5.125% 6/15/28(b)		3,922,000	3,778,229
5.5% 10/15/30(b)		850,000	815,810
5.625% 2/15/26(b)		4,255,000	4,228,156
6.5% 6/1/29(b)		910,000	920,192
HF Sinclair Corp. 5% 2/1/28 (b)		3,570,000	3,451,275
Howard Midstream Energy Partners LLC 8.875% 7/15/28 (b)		3,500,000	3,673,009
KazMunaiGaz National Co.:
3.5% 4/14/33(b)		1,415,000	1,150,197
5.375% 4/24/30(b)		520,000	503,204
5.75% 4/19/47(b)		460,000	391,773
Kinder Morgan Energy Partners LP:
5.5% 3/1/44		27,364,000	25,248,222
6.55% 9/15/40		1,203,000	1,242,020
Kinder Morgan, Inc.:
5.05% 2/15/46		3,092,000	2,698,920
5.55% 6/1/45		7,786,000	7,307,695
Kinetik Holdings LP:
5.875% 6/15/30(b)(c)		2,300,000	2,241,323
6.625% 12/15/28(b)		3,065,000	3,097,334
Kosmos Energy Ltd.:
7.125% 4/4/26(b)		5,270,000	5,154,798
7.5% 3/1/28(b)		1,259,000	1,194,804
7.75% 5/1/27(b)		500,000	486,805
Leviathan Bond Ltd. 6.125% 6/30/25 (Reg. S) (b)		1,885,000	1,845,441
Matador Resources Co. 6.5% 4/15/32 (b)		2,520,000	2,515,089
MC Brazil Downstream Trading SARL 7.25% 6/30/31 (b)		3,574,825	3,216,226
Medco Laurel Tree PTE Ltd. 6.95% 11/12/28 (b)		2,195,000	2,122,675
Medco Maple Tree Pte. Ltd. 8.96% 4/27/29 (b)		1,995,000	2,069,813
Medco Oak Tree Pte Ltd. 7.375% 5/14/26 (b)(k)		288,000	289,469
Mesquite Energy, Inc. 7.25% (b)(d)(j)		7,883,000	1
MPLX LP:
4.8% 2/15/29		3,672,000	3,594,763
4.875% 12/1/24		8,532,000	8,500,980
4.95% 9/1/32		22,661,000	21,567,157
5.5% 2/15/49		11,018,000	10,196,507
Murphy Oil U.S.A., Inc. 3.75% 2/15/31 (b)		1,205,000	1,045,615
NAK Naftogaz Ukraine:
7.625% 11/8/28(b)		1,165,000	755,561
7.65% (Reg. S)(d)		1,524,750	1,311,285
New Fortress Energy, Inc.:
6.5% 9/30/26(b)(c)		13,616,000	12,816,004
6.75% 9/15/25(b)		6,201,000	6,127,642
8.75% 3/15/29(b)(c)		5,130,000	4,924,083
NGL Energy Operating LLC/NGL Energy Finance Corp. 8.125% 2/15/29 (b)		1,025,000	1,043,396
Northern Oil & Gas, Inc.:
8.125% 3/1/28(b)		3,040,000	3,090,784
8.75% 6/15/31(b)		950,000	995,354
Occidental Petroleum Corp.:
4.2% 3/15/48		750,000	565,873
4.4% 4/15/46		2,350,000	1,857,660
4.4% 8/15/49		1,080,000	798,677
4.5% 7/15/44		1,890,000	1,462,696
5.55% 3/15/26		14,762,000	14,743,260
6.125% 1/1/31(c)		2,725,000	2,783,969
6.45% 9/15/36		18,151,000	18,906,797
6.6% 3/15/46		18,160,000	18,997,739
6.625% 9/1/30		33,925,000	35,439,751
7.5% 5/1/31		26,639,000	29,316,875
7.875% 9/15/31		735,000	823,396
7.95% 6/15/39		375,000	430,023
8.875% 7/15/30		4,355,000	4,988,914
Parkland Corp.:
4.5% 10/1/29(b)		1,115,000	1,014,230
4.625% 5/1/30(b)		5,315,000	4,830,888
PBF Holding Co. LLC/PBF Finance Corp. 7.875% 9/15/30 (b)		5,980,000	6,142,826
Permian Resources Operating LLC:
5.875% 7/1/29(b)		2,750,000	2,684,688
7% 1/15/32(b)		660,000	674,263
7.75% 2/15/26(b)		1,465,000	1,477,704
Petroleos de Venezuela SA:
5.375%(d)		621,100	72,979
6%(b)(d)		3,540,167	424,820
6%(b)(d)		4,107,669	484,705
12.75%(b)(d)		172,000	25,112
Petroleos Mexicanos:
4.5% 1/23/26		22,915,000	21,681,715
5.35% 2/12/28		2,090,000	1,843,380
5.95% 1/28/31		127,017,000	102,813,911
6.35% 2/12/48		43,373,000	27,973,416
6.49% 1/23/27		36,590,000	34,811,726
6.5% 3/13/27		60,731,000	57,293,625
6.5% 6/2/41		380,000	263,150
6.625% 6/15/35		6,753,000	5,182,928
6.7% 2/16/32		36,792,000	30,901,601
6.75% 9/21/47		31,543,000	21,023,725
6.84% 1/23/30		44,686,000	39,515,383
6.875% 10/16/25		1,060,000	1,050,063
6.875% 8/4/26		1,895,000	1,848,383
6.95% 1/28/60		24,897,000	16,591,361
7.69% 1/23/50		57,080,000	41,434,372
Petronas Capital Ltd.:
3.404% 4/28/61(b)		2,425,000	1,611,413
3.5% 4/21/30(b)		625,000	571,188
Petrorio Luxembourg Holding SA 6.125% 6/9/26 (b)		1,115,000	1,093,048
Phillips 66 Co. 3.85% 4/9/25		2,401,000	2,366,044
Plains All American Pipeline LP/PAA Finance Corp.:
3.55% 12/15/29		4,919,000	4,469,672
3.6% 11/1/24		4,912,000	4,866,390
Prairie Acquiror LP 9% 8/1/29 (b)		1,035,000	1,063,641
PT Adaro Indonesia 4.25% 10/31/24 (b)		2,375,000	2,346,951
PT Pertamina Persero 4.175% 1/21/50 (b)		845,000	646,161
QatarEnergy:
1.375% 9/12/26(b)		2,965,000	2,718,342
2.25% 7/12/31(b)		4,935,000	4,083,466
3.125% 7/12/41(b)		3,545,000	2,607,099
3.3% 7/12/51(b)		5,580,000	3,843,895
Rockies Express Pipeline LLC:
4.8% 5/15/30(b)		220,000	200,959
4.95% 7/15/29(b)		2,610,000	2,417,495
6.875% 4/15/40(b)		990,000	940,812
SA Global Sukuk Ltd. 1.602% 6/17/26 (b)		2,520,000	2,344,180
Sabine Pass Liquefaction LLC 4.5% 5/15/30		31,000,000	29,609,645
Saudi Arabian Oil Co.:
2.25% 11/24/30(b)		5,210,000	4,350,871
3.25% 11/24/50(b)		2,170,000	1,440,077
3.5% 4/16/29(b)		3,740,000	3,472,964
3.5% 11/24/70(b)		1,580,000	1,005,085
4.25% 4/16/39(b)		4,395,000	3,763,219
4.375% 4/16/49(b)		640,000	516,800
Sinopec Group Overseas Development Ltd. 2.7% 5/13/30 (b)		600,000	535,224
Sitio Royalties OP / Sitio Finance Corp. 7.875% 11/1/28 (b)		1,230,000	1,276,155
SM Energy Co. 5.625% 6/1/25		1,645,000	1,638,650
Southwestern Energy Co. 4.75% 2/1/32		2,275,000	2,062,063
Sunoco Logistics Partners, LP:
7% 5/1/29(b)		950,000	970,055
7.25% 5/1/32(b)(c)		1,445,000	1,479,368
Sunoco LP/Sunoco Finance Corp.:
4.5% 5/15/29(c)		2,900,000	2,661,168
5.875% 3/15/28		2,625,000	2,582,304
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp.:
5.5% 1/15/28(b)		5,665,000	5,403,366
6% 3/1/27(b)		2,595,000	2,540,879
6% 12/31/30(b)		7,715,000	7,270,932
6% 9/1/31(b)		5,080,000	4,758,013
Talos Production, Inc.:
9% 2/1/29(b)(c)		885,000	928,433
9.375% 2/1/31(b)		1,240,000	1,312,347
Teine Energy Ltd. 6.875% 4/15/29 (b)		515,000	503,503
Tengizchevroil Finance Co. International Ltd. 3.25% 8/15/30 (b)		2,227,000	1,818,991
The Williams Companies, Inc.:
3.5% 11/15/30		32,834,000	29,561,171
3.9% 1/15/25		16,989,000	16,807,647
4% 9/15/25		1,911,000	1,872,946
4.55% 6/24/24		21,661,000	21,641,396
4.65% 8/15/32		23,596,000	22,359,794
5.3% 8/15/52		5,344,000	4,931,487
Transcontinental Gas Pipe Line Co. LLC 3.25% 5/15/30		3,952,000	3,536,523
Tullow Oil PLC:
7% 3/1/25(b)		1,204,000	1,163,690
10.25% 5/15/26(b)		3,724,000	3,597,943
Venture Global Calcasieu Pass LLC:
3.875% 8/15/29(b)		5,960,000	5,367,609
4.125% 8/15/31(b)		2,605,000	2,300,657
6.25% 1/15/30(b)		1,600,000	1,603,848
Viper Energy, Inc. 7.375% 11/1/31 (b)		750,000	774,677
Western Midstream Operating LP:
4.05% 2/1/30		19,000,000	17,587,033
4.65% 7/1/26		5,039,000	4,924,032
4.75% 8/15/28		3,701,000	3,600,908
5.25% 2/1/50		1,700,000	1,476,469
5.3% 3/1/48		850,000	730,555
5.5% 8/15/48		570,000	494,501
			1,396,476,149
TOTAL ENERGY			1,445,493,469

FINANCIALS - 12.1%
Banks - 5.2%
ABN AMRO Bank NV 3.875% 1/15/32 (Reg. S)	EUR	3,400,000	3,674,900
Access Bank PLC 6.125% 9/21/26 (b)		1,880,000	1,786,921
AIB Group PLC:
2.25% 4/4/28 (Reg. S)(f)	EUR	8,450,000	8,743,448
5.25% 10/23/31 (Reg. S)(f)	EUR	1,880,000	2,169,582
6.608% 9/13/29(b)(f)		1,700,000	1,747,879
Banco Bilbao Vizcaya Argentaria SA 6.033% 3/13/35 (f)		4,800,000	4,798,605
Banco Do Brasil SA 6% 3/18/31 (b)		1,555,000	1,517,214
Banco Espirito Santo SA 4% (Reg. S) (d)(j)	EUR	1,300,000	394,958
Bank of America Corp.:
2.299% 7/21/32(f)		34,460,000	28,043,640
2.496% 2/13/31(f)		10,000,000	8,578,284
3.419% 12/20/28(f)		14,844,000	13,897,590
3.705% 4/24/28(f)		20,736,000	19,793,455
4.25% 10/22/26		9,380,000	9,142,187
4.571% 4/27/33(f)		10,000,000	9,391,344
5.015% 7/22/33(f)		202,394,000	197,196,617
5.468% 1/23/35(f)		31,000,000	30,796,304
Bank of Ireland Group PLC 5.601% 3/20/30 (b)(f)		4,600,000	4,544,316
BankMuscat SAOG 4.75% 3/17/26 (Reg. S)		825,000	802,717
Barclays PLC:
2.852% 5/7/26(f)		16,500,000	16,059,311
5.088% 6/20/30(f)		26,155,000	25,242,157
5.2% 5/12/26		12,530,000	12,372,670
5.262% 1/29/34 (Reg. S)(f)	EUR	5,490,000	6,385,978
5.69% 3/12/30(f)		28,747,000	28,728,452
5.829% 5/9/27(f)		27,350,000	27,357,533
6.224% 5/9/34(f)		20,610,000	21,095,985
6.49% 9/13/29(f)		36,156,000	37,380,620
8.407% 11/14/32 (Reg. S)(f)	GBP	2,300,000	3,096,182
BNP Paribas SA:
2.159% 9/15/29(b)(f)		10,072,000	8,764,742
2.219% 6/9/26(b)(f)		27,762,000	26,787,120
2.5% 3/31/32 (Reg. S)(f)	EUR	5,000,000	5,151,503
BPCE SA:
1.5% 1/13/42 (Reg. S)(f)	EUR	4,600,000	4,585,403
5.716% 1/18/30(b)(f)		2,250,000	2,248,746
7.003% 10/19/34(b)(f)		1,959,000	2,110,311
Citigroup, Inc.:
2.666% 1/29/31(f)		10,000,000	8,658,057
4.3% 11/20/26		5,384,000	5,252,839
4.4% 6/10/25		13,145,000	12,976,573
4.412% 3/31/31(f)		42,031,000	39,911,274
4.45% 9/29/27		19,254,000	18,741,145
4.6% 3/9/26		8,567,000	8,427,359
4.91% 5/24/33(f)		98,011,000	93,989,146
5.875% 7/1/24 (Reg. S)	GBP	1,500,000	1,910,802
Citizens Financial Group, Inc. 2.638% 9/30/32		10,185,000	7,753,084
Commerzbank AG:
4.875% 10/16/34 (Reg. S)(f)	EUR	2,600,000	2,810,517
8.625% 2/28/33 (Reg. S)(f)	GBP	700,000	942,621
Commonwealth Bank of Australia 3.61% 9/12/34 (b)(f)		9,644,000	8,654,222
Cooperatieve Rabobank UA:
3.822% 7/26/34 (Reg. S)	EUR	1,300,000	1,409,264
4% 1/10/30 (Reg. S)	EUR	2,600,000	2,864,101
4.375% 8/4/25		16,524,000	16,236,218
Danske Bank A/S:
2.25% 1/14/28 (Reg. S)(f)	GBP	3,450,000	4,037,963
4.75% 6/21/30 (Reg. S)(f)	EUR	4,691,000	5,266,286
DNB Bank ASA 0.25% 2/23/29 (Reg. S) (f)	EUR	1,600,000	1,523,070
HAT Holdings I LLC/HAT Holdings II LLC:
3.375% 6/15/26(b)(c)		2,029,000	1,906,758
6% 4/15/25(b)(c)		865,000	860,519
8% 6/15/27(b)(c)		905,000	939,323
HSBC Holdings PLC:
4.787% 3/10/32 (Reg. S)(f)	EUR	3,930,000	4,454,459
4.856% 5/23/33 (Reg. S)(f)	EUR	5,100,000	5,841,266
4.95% 3/31/30		5,616,000	5,499,094
6.8% 9/14/31(f)	GBP	1,160,000	1,571,489
7.39% 11/3/28(f)		2,850,000	3,010,017
8.201% 11/16/34 (Reg. S)(f)	GBP	3,200,000	4,422,728
ING Groep NV:
4.5% 5/23/29 (Reg. S)(f)	EUR	2,300,000	2,548,322
4.75% 5/23/34 (Reg. S)(f)	EUR	8,000,000	9,214,279
Intesa Sanpaolo SpA:
3.875% 7/14/27(b)		5,666,000	5,347,613
4.198% 6/1/32(b)(f)		4,469,000	3,774,931
5.017% 6/26/24(b)		16,671,000	16,649,450
5.71% 1/15/26(b)		65,914,000	65,276,821
6.625% 6/20/33(b)		2,500,000	2,585,505
JPMorgan Chase & Co.:
2.739% 10/15/30(f)		10,000,000	8,796,138
2.956% 5/13/31(f)		16,800,000	14,616,885
3.761% 3/21/34 (Reg. S)(f)	EUR	2,350,000	2,521,753
4.452% 12/5/29(f)		40,200,000	38,881,584
4.493% 3/24/31(f)		60,900,000	58,485,344
4.586% 4/26/33(f)		89,633,000	84,845,109
4.912% 7/25/33(f)		89,141,000	86,387,509
5.299% 7/24/29(f)		35,000,000	34,960,429
5.336% 1/23/35(f)		45,000,000	44,493,938
5.717% 9/14/33(f)		41,000,000	41,467,852
Jyske Bank A/S:
5% 10/26/28(f)	EUR	1,825,000	2,030,882
5.125% 5/1/35 (Reg. S)(f)	EUR	1,183,000	1,306,249
KBC Group NV 6.324% 9/21/34 (b)(f)		4,450,000	4,601,786
Lloyds Banking Group PLC:
1.985% 12/15/31(f)	GBP	3,200,000	3,713,022
4.5% 1/11/29 (Reg. S)(f)	EUR	1,960,000	2,175,136
4.75% 9/21/31 (Reg. S)(f)	EUR	4,800,000	5,415,247
Magyar Export-Import Bank 6.125% 12/4/27 (b)		540,000	542,873
NatWest Group PLC:
2.105% 11/28/31 (Reg. S)(f)	GBP	5,300,000	6,185,891
3.073% 5/22/28(f)		17,464,000	16,303,979
3.622% 8/14/30 (Reg. S)(f)	GBP	2,250,000	2,799,658
4.771% 2/16/29 (Reg. S)(f)	EUR	4,800,000	5,349,060
4.8% 4/5/26		15,141,000	14,950,205
7.416% 6/6/33 (Reg. S)(f)	GBP	2,600,000	3,436,527
Nordea Bank Abp 4.125% 5/5/28 (Reg. S)	EUR	5,300,000	5,837,832
OTP Bank PLC 8.75% 5/15/33 (Reg. S) (f)		650,000	681,057
PNC Financial Services Group, Inc. 4.626% 6/6/33 (f)		25,000,000	23,185,375
Societe Generale:
1.038% 6/18/25(b)(f)		70,150,000	69,993,034
1.488% 12/14/26(b)(f)		37,622,000	35,158,162
4.25% 4/14/25(b)		2,700,000	2,655,771
4.75% 11/24/25(b)		1,750,000	1,717,593
6.691% 1/10/34(b)(f)		1,700,000	1,775,592
Synchrony Bank:
5.4% 8/22/25		21,633,000	21,424,464
5.625% 8/23/27		19,587,000	19,314,761
UniCredit SpA:
5.459% 6/30/35(b)(f)		3,269,000	3,070,082
5.861% 6/19/32(b)(f)		1,155,000	1,131,062
Virgin Money UK PLC 7.625% 8/23/29 (Reg. S) (f)	GBP	5,000,000	6,858,332
Wells Fargo & Co.:
2.572% 2/11/31(f)		10,000,000	8,606,094
3.526% 3/24/28(f)		33,177,000	31,545,009
4.478% 4/4/31(f)		58,414,000	55,627,131
4.897% 7/25/33(f)		54,000,000	51,674,110
5.013% 4/4/51(f)		32,932,000	30,027,945
5.389% 4/24/34(f)		29,117,000	28,656,636
5.499% 1/23/35(f)		10,279,000	10,189,954
5.574% 7/25/29(f)		33,000,000	33,186,548
6.303% 10/23/29(f)		20,000,000	20,696,100
Western Alliance Bancorp. 3% 6/15/31 (f)		4,737,000	4,239,615
Westpac Banking Corp. 4.11% 7/24/34 (f)		13,519,000	12,426,374
			1,913,599,478
Capital Markets - 3.3%
Affiliated Managers Group, Inc. 3.5% 8/1/25		4,506,000	4,394,877
Ares Capital Corp. 3.875% 1/15/26		47,916,000	46,213,764
AssuredPartners, Inc.:
5.625% 1/15/29(b)		2,035,000	1,893,737
7.5% 2/15/32(b)		2,470,000	2,455,382
Athene Global Funding:
5.339% 1/15/27(b)		46,561,000	47,155,282
5.583% 1/9/29(b)		20,758,000	20,743,703
Blackstone Private Credit Fund:
4.7% 3/24/25		63,655,000	62,971,413
4.875% 4/14/26	GBP	3,591,000	4,417,847
7.05% 9/29/25		28,315,000	28,588,328
Coinbase Global, Inc.:
3.375% 10/1/28(b)(c)		755,000	645,242
3.625% 10/1/31(b)		2,775,000	2,206,849
Deutsche Bank AG:
3.25% 5/24/28 (Reg. S)(f)	EUR	3,100,000	3,296,516
4% 6/24/32 (Reg. S)(f)	EUR	6,600,000	6,959,724
4.1% 1/13/26		5,495,000	5,369,537
4.5% 4/1/25		82,560,000	81,477,860
6.125% 12/12/30 (Reg. S)(f)	GBP	6,100,000	7,821,428
Deutsche Bank AG New York Branch:
3.729% 1/14/32(f)		60,841,000	51,265,641
5.882% 7/8/31(f)		10,000,000	9,786,671
6.72% 1/18/29(f)		1,700,000	1,755,358
Goldman Sachs Group, Inc.:
2.383% 7/21/32(f)		34,782,000	28,390,475
2.6% 2/7/30		10,000,000	8,709,556
3.102% 2/24/33(f)		64,036,000	54,347,846
3.691% 6/5/28(f)		128,004,000	121,879,638
3.8% 3/15/30		70,690,000	65,647,274
6.75% 10/1/37		6,976,000	7,571,354
Hightower Holding LLC 6.75% 4/15/29 (b)		2,820,000	2,643,710
Jane Street Group LLC/JSG Finance, Inc.:
4.5% 11/15/29(b)		1,320,000	1,222,157
7.125% 4/30/31(b)		3,020,000	3,074,614
Jefferies Finance LLC/JFIN Co-Issuer Corp. 5% 8/15/28 (b)		680,000	625,137
Moody's Corp.:
3.25% 1/15/28		7,339,000	6,944,073
3.75% 3/24/25		20,324,000	20,038,095
Morgan Stanley:
2.699% 1/22/31(f)		10,000,000	8,702,939
3.622% 4/1/31(f)		39,278,000	35,852,769
3.955% 3/21/35 (Reg. S)(f)	EUR	2,550,000	2,744,527
4.431% 1/23/30(f)		14,132,000	13,612,486
4.656% 3/2/29(f)	EUR	2,100,000	2,342,037
4.889% 7/20/33(f)		69,805,000	66,887,788
5.25% 4/21/34(f)		45,000,000	43,979,252
5.449% 7/20/29(f)		16,205,000	16,261,713
5.831% 4/19/35(f)		32,000,000	32,639,202
6.407% 11/1/29(f)		70,000,000	72,851,080
StoneX Group, Inc. 7.875% 3/1/31 (b)		1,405,000	1,437,863
UBS Group AG:
1.494% 8/10/27(b)(f)		21,621,000	19,759,055
2.125% 11/15/29 (Reg. S)(f)	GBP	3,900,000	4,337,366
2.593% 9/11/25(b)(f)		38,976,000	38,623,109
3.75% 3/26/25		12,391,000	12,198,411
3.869% 1/12/29(b)(f)		11,793,000	11,132,047
4.125% 9/24/25(b)		12,029,000	11,778,719
4.125% 6/9/33 (Reg. S)(f)	EUR	5,480,000	5,970,477
4.194% 4/1/31(b)(f)		36,361,000	33,800,072
4.75% 3/17/32 (Reg. S)(f)	EUR	9,810,000	11,096,725
5.428% 2/8/30(b)(f)		65,000,000	64,713,066
			1,221,233,791
Consumer Finance - 2.0%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
1.65% 10/29/24		10,823,000	10,640,565
2.45% 10/29/26		15,103,000	14,052,978
3% 10/29/28		15,819,000	14,292,568
3.3% 1/30/32		26,922,000	22,931,186
4.45% 4/3/26		10,546,000	10,342,757
6.45% 4/15/27		49,188,000	50,350,294
6.5% 7/15/25		13,367,000	13,468,951
Ally Financial, Inc.:
5.125% 9/30/24		8,417,000	8,396,792
5.75% 11/20/25		22,874,000	22,770,478
5.8% 5/1/25		20,531,000	20,517,100
6.7% 2/14/33(c)		5,050,000	5,054,632
7.1% 11/15/27		32,320,000	33,630,243
8% 11/1/31		42,441,000	46,457,763
Capital One Financial Corp.:
2.636% 3/3/26(f)		17,584,000	17,166,630
3.273% 3/1/30(f)		22,490,000	20,210,627
3.65% 5/11/27		52,443,000	50,052,897
3.8% 1/31/28		24,176,000	22,913,588
4.985% 7/24/26(f)		22,984,000	22,771,201
5.247% 7/26/30(f)		35,910,000	35,078,125
5.817% 2/1/34(f)		6,428,000	6,341,102
6.377% 6/8/34(f)		3,572,000	3,659,156
7.624% 10/30/31(f)		47,805,000	52,284,142
Capstone Borrower, Inc. 8% 6/15/30 (b)		1,155,000	1,173,250
Discover Financial Services:
3.95% 11/6/24		9,389,000	9,307,936
4.1% 2/9/27		11,988,000	11,520,371
4.5% 1/30/26		15,184,000	14,892,874
6.7% 11/29/32		5,478,000	5,725,030
Encore Capital Group, Inc.:
8.5% 5/15/30(b)		3,680,000	3,683,877
9.25% 4/1/29(b)		1,535,000	1,597,466
Ford Motor Credit Co. LLC:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 2.950% 8.2983% 3/6/26(f)(g)		5,315,000	5,487,738
3.625% 6/17/31		2,755,000	2,353,445
4% 11/13/30		985,000	873,109
4.063% 11/1/24		77,591,000	76,960,280
4.125% 8/17/27		2,225,000	2,110,009
4.445% 2/14/30	EUR	2,175,000	2,362,580
6.86% 6/5/26	GBP	3,580,000	4,661,500
Navient Corp.:
4.875% 3/15/28		505,000	462,502
5% 3/15/27		505,000	479,241
5.625% 8/1/33(c)		735,000	596,896
OneMain Finance Corp.:
3.5% 1/15/27		2,658,000	2,458,372
3.875% 9/15/28		5,655,000	5,030,252
6.875% 3/15/25		2,940,000	2,960,968
7.125% 3/15/26		6,235,000	6,326,525
7.5% 5/15/31		375,000	375,178
9% 1/15/29(c)		245,000	257,178
PRA Group, Inc. 8.875% 1/31/30 (b)		975,000	964,056
Shriram Finance Ltd.:
4.15% 7/18/25(b)		1,640,000	1,593,875
6.625% 4/22/27(b)		1,235,000	1,230,369
SLM Corp. 4.2% 10/29/25		1,005,000	978,586
Synchrony Financial:
3.95% 12/1/27		24,512,000	22,947,631
4.25% 8/15/24		23,318,000	23,235,917
5.15% 3/19/29		29,141,000	27,922,951
			743,913,737
Financial Services - 1.0%
Abu Dhabi Developmental Holding Co. PJSC 5.5% 5/8/34 (b)		835,000	844,957
Block, Inc.:
2.75% 6/1/26		950,000	894,692
3.5% 6/1/31		6,054,000	5,185,574
6.5% 5/15/32(b)		5,055,000	5,101,971
Boost Newco Borrower LLC 7.5% 1/15/31 (b)		4,925,000	5,104,574
CBRE Global Investors Pan European Core Fund 4.75% 3/27/34 (Reg. S)	EUR	1,450,000	1,577,029
Corebridge Financial, Inc.:
3.5% 4/4/25		7,079,000	6,948,698
3.65% 4/5/27		24,155,000	23,066,708
3.85% 4/5/29		9,902,000	9,231,590
3.9% 4/5/32		11,788,000	10,523,552
4.35% 4/5/42		2,681,000	2,210,230
4.4% 4/5/52		7,930,000	6,283,373
Cosan Luxembourg SA 7.25% 6/27/31 (b)		1,655,000	1,665,344
GACI First Investment 5.25% 10/13/32 (Reg. S)		785,000	779,207
GGAM Finance Ltd.:
6.875% 4/15/29(b)		500,000	503,835
7.75% 5/15/26(b)		1,905,000	1,941,136
8% 2/15/27(b)		4,725,000	4,861,883
8% 6/15/28(b)		5,914,000	6,123,539
Gn Bondco LLC 9.5% 10/15/31 (b)(c)		2,397,000	2,183,757
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
4.375% 2/1/29		3,830,000	3,191,925
5.25% 5/15/27		9,240,000	8,489,250
6.25% 5/15/26		7,606,000	7,416,736
9% 6/15/30(b)		660,000	651,315
9.75% 1/15/29(b)		395,000	405,235
Jackson Financial, Inc.:
3.125% 11/23/31		2,681,000	2,222,975
5.17% 6/8/27		10,301,000	10,191,743
5.67% 6/8/32		11,039,000	11,050,340
Jbs U.S.A. Holding Lux/ Jbs U.S.A. F:
2.5% 1/15/27		32,955,000	30,347,310
3% 5/15/32		33,235,000	26,992,370
3.625% 1/15/32		9,085,000	7,789,796
5.125% 2/1/28		11,235,000	11,041,458
5.5% 1/15/30		6,505,000	6,352,571
5.75% 4/1/33		42,135,000	41,523,609
KfW:
0% 9/17/30 (Reg. S)	EUR	7,000,000	6,311,812
0.75% 1/15/29 (Reg. S)	EUR	9,000,000	8,823,943
2.875% 6/7/33 (Reg. S)	EUR	11,800,000	12,693,095
Leighton Finance U.S.A. Pty Ltd. 1.5% 5/28/29 (Reg. S)	EUR	4,950,000	4,670,974
Liberty Costa Rica SR SF 10.875% 1/15/31 (b)		1,395,000	1,469,545
MDGH GMTN RSC Ltd.:
2.875% 11/7/29(b)		1,925,000	1,721,200
4.375% 11/22/33(b)		870,000	809,370
5.084% 5/22/53(b)		2,140,000	1,979,500
5.5% 4/28/33(b)		810,000	825,674
NCR Atleos Corp. 9.5% 4/1/29 (b)		2,215,000	2,389,670
Pine Street Trust I 4.572% 2/15/29 (b)		19,248,000	18,328,021
Pine Street Trust II 5.568% 2/15/49 (b)		19,200,000	17,510,487
PTT Treasury Center Co. Ltd. 3.7% 7/16/70 (b)		1,375,000	937,578
Raizen Fuels Finance SA 6.95% 3/5/54 (b)		1,635,000	1,647,263
Scientific Games Holdings LP/Scientific Games U.S. Finco, Inc. 6.625% 3/1/30 (b)		2,320,000	2,197,632
			345,014,046
Insurance - 0.6%
Acrisure LLC / Acrisure Finance, Inc.:
4.25% 2/15/29(b)		760,000	691,603
8.25% 2/1/29(b)		1,030,000	1,034,974
Admiral Group PLC 8.5% 1/6/34 (Reg. S)	GBP	2,600,000	3,661,252
AIA Group Ltd. 0.88% 9/9/33 (Reg. S) (f)	EUR	2,000,000	1,870,062
Alliant Holdings Intermediate LLC/Alliant Holdings Co.-Issuer:
4.25% 10/15/27(b)		6,006,000	5,616,420
6.75% 10/15/27(b)		855,000	838,029
6.75% 4/15/28(b)		3,269,000	3,275,067
7% 1/15/31(b)		675,000	676,764
AmWINS Group, Inc.:
4.875% 6/30/29(b)		6,145,000	5,648,440
6.375% 2/15/29(b)		2,070,000	2,064,929
Argentum Netherlands BV:
5.625% 8/15/52 (Reg. S)(f)		6,561,000	6,436,380
5.75% 8/15/50 (Reg. S)(f)		14,850,000	14,681,156
Cloverie PLC 4.5% 9/11/44 (Reg. S) (f)		4,198,000	4,156,188
Fidelidade-Companhia de Seguros SA 4.25% 9/4/31 (Reg. S) (f)	EUR	2,400,000	2,514,226
Five Corners Funding Trust II 2.85% 5/15/30 (b)		42,017,000	36,642,297
HUB International Ltd. 7.25% 6/15/30 (b)		2,035,000	2,067,619
Liberty Mutual Group, Inc. 4.569% 2/1/29 (b)		8,055,000	7,776,152
Marsh & McLennan Companies, Inc.:
4.375% 3/15/29		12,747,000	12,415,290
4.75% 3/15/39		5,849,000	5,429,527
Massachusetts Mutual Life Insurance Co. 3.729% 10/15/70 (b)		21,378,000	14,012,061
Panther Escrow Issuer LLC 7.125% 6/1/31 (b)		3,450,000	3,478,709
Pricoa Global Funding I 5.375% 5/15/45 (f)		11,144,000	10,991,726
Prudential Funding Asia PLC 2.95% 11/3/33 (Reg. S) (f)		11,200,000	9,896,880
QBE Insurance Group Ltd.:
2.5% 9/13/38 (Reg. S)(f)	GBP	4,350,000	4,735,762
6.75% 12/2/44 (Reg. S)(f)		6,610,000	6,576,950
Sagicor Financial Co. Ltd. 5.3% 5/13/28 (b)		1,590,000	1,523,268
Swiss Re Finance Luxembourg SA 5% 4/2/49 (b)(f)		2,600,000	2,496,936
TIAA Asset Management Finance LLC 4.125% 11/1/24 (b)		3,853,000	3,824,767
Unum Group:
3.875% 11/5/25		13,752,000	13,342,846
4% 6/15/29		15,636,000	14,642,055
5.75% 8/15/42		16,274,000	15,685,129
USI, Inc. 7.5% 1/15/32 (b)		1,235,000	1,239,614
Zurich Finance (Ireland) DAC 3.5% 5/2/52 (Reg. S) (f)		4,950,000	4,102,164
			224,045,242
Mortgage Real Estate Investment Trusts - 0.0%
Rithm Capital Corp.:
6.25% 10/15/25(b)		455,000	450,890
8% 4/1/29(b)		1,000,000	973,164
Starwood Property Trust, Inc.:
3.75% 12/31/24(b)		1,510,000	1,482,691
7.25% 4/1/29(b)(c)		1,245,000	1,238,160
			4,144,905
TOTAL FINANCIALS			4,451,951,199

HEALTH CARE - 1.6%
Biotechnology - 0.2%
Amgen, Inc.:
5.25% 3/2/30		12,184,000	12,215,820
5.25% 3/2/33		13,756,000	13,651,383
5.6% 3/2/43		13,068,000	12,943,539
5.65% 3/2/53		6,496,000	6,411,171
5.75% 3/2/63		11,839,000	11,656,950
Emergent BioSolutions, Inc. 3.875% 8/15/28 (b)		7,420,000	4,431,595
Grifols SA 4.75% 10/15/28 (b)		1,378,000	1,198,899
			62,509,357
Health Care Equipment & Supplies - 0.1%
AdaptHealth LLC 5.125% 3/1/30 (b)		4,921,000	4,298,292
Avantor Funding, Inc.:
3.875% 11/1/29(b)		2,350,000	2,106,176
4.625% 7/15/28(b)		1,545,000	1,453,868
Embecta Corp. 5% 2/15/30 (b)(c)		1,560,000	1,290,120
Medline Borrower LP 3.875% 4/1/29 (b)		950,000	864,668
Medline Borrower LP / Medline Co. 6.25% 4/1/29 (b)		7,765,000	7,766,569
Sotera Health Holdings LLC 7.375% 6/1/31 (b)		2,055,000	2,037,293
Teleflex, Inc. 4.25% 6/1/28 (b)		1,370,000	1,280,138
Werfenlife SA 4.625% 6/6/28 (Reg. S)	EUR	2,300,000	2,522,318
			23,619,442
Health Care Providers & Services - 1.0%
180 Medical, Inc. 3.875% 10/15/29 (b)		1,845,000	1,659,439
Akumin, Inc. 8% 8/1/28 (b)		1,255,000	985,175
AMN Healthcare 4% 4/15/29 (b)		1,215,000	1,076,560
Auna SA 10% 12/15/29 (b)		1,037,200	1,063,503
Cano Health, Inc. 6.25% 10/1/28 (b)(d)		1,680,000	2,100
Centene Corp.:
2.45% 7/15/28		29,620,000	26,117,184
2.625% 8/1/31		13,830,000	11,253,042
3.375% 2/15/30		24,530,000	21,595,448
4.25% 12/15/27		15,485,000	14,735,388
4.625% 12/15/29		24,065,000	22,654,098
CHS/Community Health Systems, Inc.:
4.75% 2/15/31(b)		7,305,000	5,767,880
5.25% 5/15/30(b)		11,255,000	9,342,798
5.625% 3/15/27(b)		7,615,000	7,212,556
6% 1/15/29(b)		3,545,000	3,174,320
6.125% 4/1/30(b)		3,330,000	2,374,556
6.875% 4/15/29(b)		8,047,000	6,297,001
8% 3/15/26(b)		954,000	955,703
10.875% 1/15/32(b)(e)		2,160,000	2,231,807
Cigna Group 3.05% 10/15/27		10,400,000	9,734,470
CVS Health Corp.:
3% 8/15/26		2,303,000	2,186,784
3.625% 4/1/27		7,027,000	6,718,230
4.78% 3/25/38		18,481,000	16,438,520
5% 1/30/29		10,678,000	10,533,863
5.25% 1/30/31		4,378,000	4,311,380
DaVita, Inc.:
3.75% 2/15/31(b)		1,425,000	1,195,864
4.625% 6/1/30(b)		7,070,000	6,333,888
HCA Holdings, Inc.:
3.5% 9/1/30		20,891,000	18,694,110
3.625% 3/15/32		3,086,000	2,696,495
5.5% 6/1/33		18,000,000	17,798,576
5.625% 9/1/28		16,701,000	16,776,495
5.875% 2/1/29		15,195,000	15,416,480
Humana, Inc. 3.7% 3/23/29		9,378,000	8,744,211
LifePoint Health, Inc.:
5.375% 1/15/29(b)		1,715,000	1,447,615
9.875% 8/15/30(b)		2,260,000	2,418,166
10% 6/1/32(b)		1,220,000	1,224,427
11% 10/15/30(b)		250,000	275,411
ModivCare Escrow Issuer, Inc. 5% 10/1/29 (b)		750,000	532,621
Modivcare, Inc. 5.875% 11/15/25 (b)		5,235,000	5,205,445
Molina Healthcare, Inc.:
3.875% 11/15/30(b)		2,205,000	1,922,756
3.875% 5/15/32(b)		1,015,000	858,850
Pediatrix Medical Group, Inc. 5.375% 2/15/30 (b)(c)		3,235,000	2,787,082
Radiology Partners, Inc. 7.775% 1/31/29 pay-in-kind (b)(f)		4,101,100	3,778,138
Regionalcare Hospital Partners 9.75% 12/1/26 (b)		1,965,000	1,967,930
Sabra Health Care LP 3.2% 12/1/31		36,074,000	29,727,707
Surgery Center Holdings, Inc. 7.25% 4/15/32 (b)		3,930,000	3,959,489
Tenet Healthcare Corp.:
4.25% 6/1/29		4,460,000	4,125,937
4.375% 1/15/30		5,010,000	4,607,186
4.625% 6/15/28		4,010,000	3,810,910
6.125% 10/1/28(c)		5,185,000	5,136,253
6.125% 6/15/30		3,770,000	3,733,683
6.25% 2/1/27		1,830,000	1,828,522
6.75% 5/15/31(b)(c)		665,000	671,090
Toledo Hospital 5.325% 11/15/28		6,970,000	6,560,513
U.S. Acute Care Solutions 9.75% 5/15/29 (b)		490,000	472,409
			363,130,064
Health Care Technology - 0.0%
IQVIA, Inc.:
5% 10/15/26(b)		385,000	376,412
6.5% 5/15/30(b)(c)		1,895,000	1,913,768
			2,290,180
Life Sciences Tools & Services - 0.0%
Charles River Laboratories International, Inc.:
3.75% 3/15/29(b)(c)		1,715,000	1,551,306
4% 3/15/31(b)		1,715,000	1,507,482
			3,058,788
Pharmaceuticals - 0.3%
1375209 BC Ltd. 9% 1/30/28 (b)		3,058,000	2,954,539
Bausch Health Companies, Inc.:
4.875% 6/1/28(b)		3,200,000	2,344,000
5.25% 1/30/30(b)		2,095,000	1,063,213
5.5% 11/1/25(b)		6,025,000	5,682,117
Bayer AG 4.625% 5/26/33 (Reg. S)	EUR	2,550,000	2,820,870
Bayer U.S. Finance II LLC 4.25% 12/15/25 (b)		13,965,000	13,621,966
Bayer U.S. Finance LLC:
6.375% 11/21/30(b)		4,640,000	4,743,967
6.5% 11/21/33(b)		4,350,000	4,450,469
Catalent Pharma Solutions 3.5% 4/1/30 (b)		2,355,000	2,238,546
Elanco Animal Health, Inc. 6.65% 8/28/28 (f)		4,279,000	4,314,169
Jazz Securities DAC 4.375% 1/15/29 (b)		3,665,000	3,371,096
Mylan NV 4.55% 4/15/28		13,507,000	12,957,788
Organon & Co. / Organon Foreign Debt Co-Issuer BV:
4.125% 4/30/28(b)		5,580,000	5,154,149
5.125% 4/30/31(b)(c)		3,320,000	2,933,908
6.75% 5/15/34(b)		1,100,000	1,096,046
7.875% 5/15/34(b)(c)		1,015,000	1,031,528
Teva Pharmaceutical Finance Netherlands III BV:
3.15% 10/1/26		2,295,000	2,147,193
4.75% 5/9/27		1,320,000	1,268,201
7.875% 9/15/29		2,120,000	2,259,901
8.125% 9/15/31		585,000	642,194
Utah Acquisition Sub, Inc. 3.95% 6/15/26		7,088,000	6,837,839
Viatris, Inc.:
2.7% 6/22/30		28,896,000	24,328,850
3.85% 6/22/40		8,232,000	6,009,158
4% 6/22/50		9,327,000	6,291,573
			120,563,280
TOTAL HEALTH CARE			575,171,111

INDUSTRIALS - 1.5%
Aerospace & Defense - 0.5%
BAE Systems Holdings, Inc. 3.8% 10/7/24 (b)		5,811,000	5,769,948
Bombardier, Inc.:
7% 6/1/32(b)(e)		595,000	597,169
7.25% 7/1/31(b)		2,985,000	3,047,264
7.875% 4/15/27(b)		4,064,000	4,068,300
8.75% 11/15/30(b)		2,955,000	3,170,691
BWX Technologies, Inc.:
4.125% 6/30/28(b)		5,115,000	4,713,372
4.125% 4/15/29(b)(c)		2,315,000	2,118,564
Embraer Netherlands Finance BV:
5.4% 2/1/27		1,290,000	1,276,294
6.95% 1/17/28(b)		820,000	838,450
7% 7/28/30(b)		1,605,000	1,666,191
Howmet Aerospace, Inc. 5.95% 2/1/37 (c)		380,000	388,705
Moog, Inc. 4.25% 12/15/27 (b)		285,000	266,849
Spirit Aerosystems, Inc. 9.75% 11/15/30 (b)		1,515,000	1,655,180
The Boeing Co.:
3.55% 3/1/38		2,570,000	1,851,254
5.15% 5/1/30		18,842,000	17,977,645
5.705% 5/1/40		13,710,000	12,597,898
5.805% 5/1/50		3,812,000	3,413,381
5.93% 5/1/60		13,710,000	12,092,676
6.259% 5/1/27(b)		3,585,000	3,608,792
6.298% 5/1/29(b)		8,683,000	8,753,370
6.388% 5/1/31(b)		6,576,000	6,652,002
6.528% 5/1/34(b)		7,038,000	7,135,957
6.858% 5/1/54(b)		10,596,000	10,746,701
7.008% 5/1/64(b)		10,000,000	10,086,354
TransDigm, Inc.:
4.625% 1/15/29		7,395,000	6,809,795
5.5% 11/15/27		16,245,000	15,798,263
6.375% 3/1/29(b)		6,355,000	6,341,213
6.625% 3/1/32(b)		1,660,000	1,664,920
6.75% 8/15/28(b)		2,555,000	2,583,744
7.125% 12/1/31(b)		415,000	425,672
VistaJet Malta Finance PLC / XO Management Holding, Inc.:
6.375% 2/1/30(b)		6,175,000	4,958,360
7.875% 5/1/27(b)		1,684,000	1,524,606
9.5% 6/1/28(b)		1,745,000	1,587,061
			166,186,641
Air Freight & Logistics - 0.1%
Aercap Global Aviation Trust 6.5% 6/15/45 (b)(f)		1,856,000	1,852,457
Aeropuerto Internacional de Tocumen SA 5.125% 8/11/61 (b)		545,000	395,466
Cargo Aircraft Management, Inc. 4.75% 2/1/28 (b)(c)		3,465,000	3,153,150
Rand Parent LLC 8.5% 2/15/30 (b)(c)		11,735,000	11,473,123
			16,874,196
Building Products - 0.1%
Advanced Drain Systems, Inc.:
5% 9/30/27(b)		3,005,000	2,906,511
6.375% 6/15/30(b)		205,000	204,590
AmeriTex Holdco Intermediate LLC 10.25% 10/15/28 (b)		490,000	513,556
Builders FirstSource, Inc.:
4.25% 2/1/32(b)		3,090,000	2,698,505
6.375% 3/1/34(b)		1,250,000	1,225,403
Carrier Global Corp.:
4.5% 11/29/32	EUR	1,650,000	1,856,163
5.9% 3/15/34		3,072,000	3,191,210
6.2% 3/15/54		3,187,000	3,417,874
EMRLD Borrower LP / Emerald Co. 6.625% 12/15/30 (b)		6,650,000	6,661,586
MITER Brands Acquisition Holdco, Inc. / MIWD Borrower LLC 6.75% 4/1/32 (b)		1,650,000	1,639,049
Oscar Acquisition Co. LLC / Oscar Finance, Inc. 9.5% 4/15/30 (b)		2,210,000	2,107,684
Sisecam UK PLC 8.625% 5/2/32 (b)		2,145,000	2,183,610
			28,605,741
Commercial Services & Supplies - 0.2%
ADT Corp. 4.125% 8/1/29 (b)(c)		2,555,000	2,320,639
Allied Universal Holdco LLC 7.875% 2/15/31 (b)		3,945,000	3,932,826
Allied Universal Holdco LLC / Allied Universal Finance Corp.:
6% 6/1/29(b)		2,420,000	2,065,550
9.75% 7/15/27(b)		6,595,000	6,539,055
APX Group, Inc.:
5.75% 7/15/29(b)		2,420,000	2,297,244
6.75% 2/15/27(b)		2,321,000	2,312,517
Artera Services LLC 8.5% 2/15/31 (b)		12,535,000	12,808,012
Brand Industrial Services, Inc. 10.375% 8/1/30 (b)		7,987,000	8,574,408
Cimpress PLC 7% 6/15/26		870,000	868,077
Clean Harbors, Inc. 6.375% 2/1/31 (b)		945,000	943,340
CoreCivic, Inc.:
4.75% 10/15/27		6,660,000	6,266,583
8.25% 4/15/29		6,300,000	6,579,025
Covanta Holding Corp. 4.875% 12/1/29 (b)		3,383,000	3,083,181
GFL Environmental, Inc.:
3.75% 8/1/25(b)		2,000,000	1,952,504
5.125% 12/15/26(b)		2,000,000	1,962,060
6.75% 1/15/31(b)		405,000	413,107
Madison IAQ LLC:
4.125% 6/30/28(b)		601,000	556,898
5.875% 6/30/29(b)		4,105,000	3,804,835
Neptune BidCo U.S., Inc. 9.29% 4/15/29 (b)		2,530,000	2,416,150
Stericycle, Inc. 3.875% 1/15/29 (b)		5,130,000	4,657,856
The GEO Group, Inc.:
8.625% 4/15/29(b)		3,775,000	3,885,629
10.25% 4/15/31(b)		3,775,000	3,972,855
			82,212,351
Construction & Engineering - 0.1%
AECOM 5.125% 3/15/27		1,615,000	1,572,395
ATP Tower Holdings LLC/Andean Tower Partners 4.05% 4/27/26 (b)		2,837,000	2,659,427
Greensaif Pipelines Bidco SARL:
6.129% 2/23/38(b)		4,065,000	4,062,968
6.51% 2/23/42(b)		850,000	872,823
Pike Corp.:
5.5% 9/1/28(b)		4,668,000	4,442,502
8.625% 1/31/31(b)		3,795,000	3,997,203
Railworks Holdings LP 8.25% 11/15/28 (b)		4,889,000	4,937,890
SRS Distribution, Inc.:
4.625% 7/1/28(b)		1,980,000	1,968,606
6% 12/1/29(b)		1,695,000	1,720,093
			26,233,907
Electrical Equipment - 0.0%
GrafTech Global Enterprises, Inc. 9.875% 12/15/28 (b)(c)		1,210,000	913,315
Regal Rexnord Corp.:
6.05% 2/15/26		2,040,000	2,045,565
6.05% 4/15/28		1,995,000	2,025,221
6.3% 2/15/30		1,995,000	2,042,312
Sensata Technologies BV:
4% 4/15/29(b)		1,985,000	1,803,203
5% 10/1/25(b)		380,000	382,765
			9,212,381
Ground Transportation - 0.1%
Alpha Trains Finance SA 2.064% 6/30/30	EUR	4,151,000	4,345,275
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. 5.75% 7/15/27 (b)(c)		243,000	233,271
Genesee & Wyoming, Inc. 6.25% 4/15/32 (b)		5,030,000	4,971,714
JSC Georgian Railway 4% 6/17/28 (b)		520,000	460,346
Mobico Group PLC 4.875% 9/26/31 (Reg. S)	EUR	4,150,000	4,298,523
Uber Technologies, Inc.:
4.5% 8/15/29(b)(c)		1,975,000	1,861,890
8% 11/1/26(b)		6,545,000	6,623,337
XPO, Inc.:
6.25% 6/1/28(b)		570,000	568,280
7.125% 6/1/31(b)(c)		940,000	959,123
7.125% 2/1/32(b)		3,680,000	3,747,373
			28,069,132
Industrial Conglomerates - 0.0%
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.:
4.75% 6/15/29(b)(c)		1,900,000	1,717,097
5.25% 10/1/25(b)		230,000	225,465
			1,942,562
Machinery - 0.0%
Chart Industries, Inc. 7.5% 1/1/30 (b)		256,000	263,657
ESAB Corp. 6.25% 4/15/29 (b)		3,150,000	3,157,220
Mueller Water Products, Inc. 4% 6/15/29 (b)		2,825,000	2,577,273
TK Elevator Holdco GmbH 7.625% 7/15/28 (b)		2,445,000	2,417,686
TK Elevator U.S. Newco, Inc. 5.25% 7/15/27 (b)		6,660,000	6,425,135
			14,840,971
Marine Transportation - 0.0%
MISC Capital Two (Labuan) Ltd.:
3.625% 4/6/25(b)		915,000	898,416
3.75% 4/6/27(b)		2,601,000	2,477,453
Navios South American Logistics, Inc./Navios Logistics Finance U.S., Inc. 10.75% 7/1/25 (b)		1,035,000	1,038,250
Seaspan Corp. 5.5% 8/1/29 (b)		5,060,000	4,509,111
			8,923,230
Passenger Airlines - 0.0%
Air Canada 3.875% 8/15/26 (b)		1,405,000	1,333,770
American Airlines, Inc.:
7.25% 2/15/28(b)(c)		950,000	948,625
8.5% 5/15/29(b)		1,870,000	1,928,768
American Airlines, Inc. / AAdvantage Loyalty IP Ltd. 5.5% 4/20/26 (b)		4,485,333	4,442,947
Azul Secured Finance LLP:
11.5% 5/28/29(b)		1,919,911	1,622,325
11.93% 8/28/28(b)		1,210,000	1,220,209
Delta Air Lines, Inc. / SkyMiles IP Ltd. 4.5% 10/20/25 (b)		297,749	294,416
Hawaiian Brand Intellectual Property Ltd. / HawaiianMiles Loyalty Ltd. 5.75% 1/20/26 (b)		2,220,000	2,047,072
Mileage Plus Holdings LLC 6.5% 6/20/27 (b)		650,000	650,622
Spirit Loyalty Cayman Ltd. / Spirit IP Cayman Ltd. 8% 9/20/25 (b)		2,285,000	1,715,819
			16,204,573
Professional Services - 0.0%
CoreLogic, Inc. 4.5% 5/1/28 (b)(c)		1,925,000	1,739,091
Thomson Reuters Corp. 3.85% 9/29/24		2,221,000	2,204,029
TriNet Group, Inc.:
3.5% 3/1/29(b)		5,700,000	5,031,333
7.125% 8/15/31(b)		1,085,000	1,095,249
			10,069,702
Trading Companies & Distributors - 0.1%
Air Lease Corp. 3.375% 7/1/25		24,376,000	23,779,544
Beacon Roofing Supply, Inc. 6.5% 8/1/30 (b)		1,960,000	1,961,740
FLY Leasing Ltd. 7% 10/15/24 (b)		675,000	671,571
Fortress Transportation & Infrastructure Investors LLC 7.875% 12/1/30 (b)		2,535,000	2,648,957
Foundation Building Materials, Inc. 6% 3/1/29 (b)		1,250,000	1,107,944
Travis Perkins PLC 3.75% 2/17/26 (Reg. S)	GBP	3,353,000	4,053,592
United Rentals North America, Inc. 6.125% 3/15/34 (b)(c)		4,170,000	4,090,980
			38,314,328
Transportation Infrastructure - 0.3%
Avolon Holdings Funding Ltd.:
2.875% 2/15/25(b)		37,550,000	36,688,103
3.95% 7/1/24(b)		7,125,000	7,113,186
4.25% 4/15/26(b)		5,430,000	5,260,392
4.375% 5/1/26(b)		16,881,000	16,395,199
5.5% 1/15/26(b)		14,454,000	14,316,223
5.75% 11/15/29(b)		1,225,000	1,215,868
6.375% 5/4/28(b)		23,134,000	23,457,224
DP World Crescent Ltd. 3.7495% 1/30/30 (b)		2,070,000	1,900,032
DP World Ltd. 5.625% 9/25/48 (b)		1,480,000	1,387,855
Heathrow Funding Ltd. 6% 3/5/32 (Reg. S)	GBP	3,850,000	4,857,461
Holding d'Infrastructures et des Metiers de l'Environnement 0.625% 9/16/28 (Reg. S)	EUR	1,900,000	1,725,955
			114,317,498
TOTAL INDUSTRIALS			562,007,213

INFORMATION TECHNOLOGY - 1.0%
Communications Equipment - 0.0%
CommScope, Inc.:
4.75% 9/1/29(b)		1,960,000	1,411,200
6% 3/1/26(b)		3,660,000	3,266,550
HTA Group Ltd. 7.5% 6/4/29 (b)(e)(k)		9,560,000	9,496,426
IHS Netherlands Holdco BV 8% 9/18/27 (b)		3,795,000	3,680,087
			17,854,263
Electronic Equipment, Instruments & Components - 0.1%
Coherent Corp. 5% 12/15/29 (b)(c)		4,705,000	4,387,329
Dell International LLC/EMC Corp. 6.2% 7/15/30		8,040,000	8,410,637
Insight Enterprises, Inc. 6.625% 5/15/32 (b)		1,735,000	1,746,477
Sensata Technologies, Inc.:
3.75% 2/15/31(b)		950,000	819,647
6.625% 7/15/32(b)(e)		2,355,000	2,362,731
TTM Technologies, Inc. 4% 3/1/29 (b)		5,805,000	5,258,304
			22,985,125
IT Services - 0.1%
Acuris Finance U.S. 5% 5/1/28 (b)		5,965,000	5,420,625
Ahead DB Holdings LLC 6.625% 5/1/28 (b)		1,505,000	1,395,888
ASGN, Inc. 4.625% 5/15/28 (b)		1,795,000	1,688,258
CA Magnum Holdings 5.375% 10/31/26 (b)		1,985,000	1,892,499
Gartner, Inc. 4.5% 7/1/28 (b)		3,690,000	3,513,771
Go Daddy Operating Co. LLC / GD Finance Co., Inc.:
3.5% 3/1/29(b)		3,475,000	3,104,623
5.25% 12/1/27(b)		3,305,000	3,215,863
Virtusa Corp. 7.125% 12/15/28 (b)		987,000	897,647
			21,129,174
Semiconductors & Semiconductor Equipment - 0.5%
Broadcom, Inc.:
1.95% 2/15/28(b)		6,532,000	5,812,022
2.45% 2/15/31(b)		63,710,000	53,261,977
2.6% 2/15/33(b)		92,472,000	74,058,279
3.5% 2/15/41(b)		44,880,000	34,221,206
Entegris, Inc.:
3.625% 5/1/29(b)		1,775,000	1,577,109
4.75% 4/15/29(b)(c)		6,310,000	5,986,951
5.95% 6/15/30(b)(c)		6,600,000	6,496,659
ON Semiconductor Corp. 3.875% 9/1/28 (b)		2,785,000	2,543,127
			183,957,330
Software - 0.3%
Cloud Software Group, Inc.:
6.5% 3/31/29(b)		1,024,000	971,171
8.25% 6/30/32(b)		4,710,000	4,756,944
9% 9/30/29(b)		10,923,000	10,569,606
CNT PRNT/CDK GLO II/FIN 8% 6/15/29 (b)		2,455,000	2,520,423
Elastic NV 4.125% 7/15/29 (b)		2,840,000	2,539,255
Gen Digital, Inc. 5% 4/15/25 (b)		1,910,000	1,893,245
Helios Software Holdings, Inc. / ION Corporate Solutions Finance Sarl 8.75% 5/1/29 (b)		1,980,000	2,002,237
ION Trading Technologies Ltd.:
5.75% 5/15/28(b)		5,438,000	4,940,695
9.5% 5/30/29(b)		1,465,000	1,473,585
McAfee Corp. 7.375% 2/15/30 (b)		1,722,000	1,594,000
MicroStrategy, Inc. 6.125% 6/15/28 (b)		5,135,000	4,909,149
Open Text Corp.:
3.875% 2/15/28(b)		2,295,000	2,109,372
3.875% 12/1/29(b)		2,900,000	2,553,503
Open Text Holdings, Inc.:
4.125% 2/15/30(b)		2,625,000	2,333,725
4.125% 12/1/31(b)(c)		3,045,000	2,620,122
Oracle Corp.:
1.65% 3/25/26		24,761,000	23,165,299
2.3% 3/25/28		39,119,000	35,196,155
Rackspace Finance LLC 3.5% 5/15/28 (b)		3,657,300	1,443,975
UKG, Inc. 6.875% 2/1/31 (b)		2,545,000	2,561,136
Veritas U.S., Inc./Veritas Bermuda Ltd. 7.5% 9/1/25 (b)		1,475,000	1,347,394
			111,500,991
Technology Hardware, Storage & Peripherals - 0.0%
Lenovo Group Ltd.:
3.421% 11/2/30(b)		1,705,000	1,501,466
5.875% 4/24/25 (Reg. S)		305,000	305,095
Seagate HDD Cayman:
5.75% 12/1/34		2,400,000	2,270,088
8.25% 12/15/29(b)		850,000	909,256
8.5% 7/15/31(b)		1,045,000	1,114,853
Western Digital Corp.:
2.85% 2/1/29		3,915,000	3,375,378
3.1% 2/1/32		1,630,000	1,322,161
			10,798,297
TOTAL INFORMATION TECHNOLOGY			368,225,180

MATERIALS - 0.9%
Chemicals - 0.5%
Axalta Coating Systems Dutch Holding B BV 7.25% 2/15/31 (b)		970,000	1,002,899
Braskem Idesa SAPI:
6.99% 2/20/32(b)		1,170,000	866,897
7.45% 11/15/29(b)		1,800,000	1,417,500
Braskem Netherlands BV:
5.875% 1/31/50(b)		895,000	659,223
7.25% 2/13/33(b)		2,545,000	2,372,767
8.5% 1/12/31(b)		1,285,000	1,297,400
Celanese U.S. Holdings LLC:
6.35% 11/15/28		13,022,000	13,372,304
6.379% 7/15/32		15,000,000	15,416,077
6.55% 11/15/30		13,200,000	13,780,058
6.7% 11/15/33		7,713,000	8,113,864
Consolidated Energy Finance SA 12% 2/15/31 (b)		3,155,000	3,296,562
CVR Partners LP/CVR Nitrogen Finance Corp. 6.125% 6/15/28 (b)		2,505,000	2,394,948
Element Solutions, Inc. 3.875% 9/1/28 (b)		2,055,000	1,869,975
ENN Clean Energy International Investment Ltd. 3.375% 5/12/26 (b)		1,795,000	1,707,494
INEOS Quattro Finance 2 PLC 9.625% 3/15/29 (b)		935,000	985,194
Kobe U.S. Midco 2, Inc. 9.25% 11/1/26 pay-in-kind (b)(f)		3,833,287	3,172,045
LSB Industries, Inc. 6.25% 10/15/28 (b)		1,500,000	1,443,366
MEGlobal BV:
2.625% 4/28/28(b)		1,085,000	962,026
4.25% 11/3/26(b)		605,000	582,016
MEGlobal Canada, Inc. 5% 5/18/25 (b)		1,460,000	1,443,940
Methanex Corp.:
5.125% 10/15/27		6,667,000	6,438,090
5.25% 12/15/29		710,000	678,770
5.65% 12/1/44		5,447,000	4,747,269
NOVA Chemicals Corp.:
4.25% 5/15/29(b)		3,875,000	3,399,633
5% 5/1/25(b)		1,650,000	1,628,393
5.25% 6/1/27(b)		4,350,000	4,167,072
8.5% 11/15/28(b)		1,290,000	1,368,131
9% 2/15/30(b)		1,235,000	1,306,412
Nufarm Australia Ltd. 5% 1/27/30 (b)		3,605,000	3,290,053
OCP SA:
3.75% 6/23/31(b)		1,405,000	1,188,799
5.125% 6/23/51(b)		880,000	652,159
6.75% 5/2/34(b)		935,000	944,724
6.875% 4/25/44(b)		1,515,000	1,433,099
7.5% 5/2/54(b)		710,000	707,639
Olin Corp. 5% 2/1/30 (c)		6,540,000	6,144,611
Olympus Water U.S. Holding Corp.:
4.25% 10/1/28(b)		2,755,000	2,535,975
6.25% 10/1/29(b)		4,229,000	3,920,132
9.75% 11/15/28(b)		6,195,000	6,587,177
Orbia Advance Corp. S.A.B. de CV:
1.875% 5/11/26(b)		1,640,000	1,517,000
2.875% 5/11/31(b)		1,525,000	1,245,734
Sasol Financing U.S.A. LLC:
4.375% 9/18/26		2,840,000	2,658,950
5.5% 3/18/31		690,000	569,373
6.5% 9/27/28		535,000	504,171
8.75% 5/3/29(b)		295,000	295,093
SCIH Salt Holdings, Inc.:
4.875% 5/1/28(b)		870,000	814,190
6.625% 5/1/29(b)		2,660,000	2,505,307
SCIL IV LLC / SCIL U.S.A. Holdings LLC 5.375% 11/1/26 (b)		2,140,000	2,057,449
The Chemours Co. LLC:
4.625% 11/15/29(b)		2,165,000	1,846,317
5.375% 5/15/27(c)		5,278,000	5,010,791
5.75% 11/15/28(b)		4,150,000	3,798,200
The Scotts Miracle-Gro Co.:
4% 4/1/31		380,000	324,793
4.375% 2/1/32		570,000	485,986
TPC Group, Inc. 13% 12/16/27 (b)		2,061,429	2,093,383
Tronox, Inc. 4.625% 3/15/29 (b)(c)		6,910,000	6,270,099
W.R. Grace Holding LLC:
5.625% 8/15/29(b)		6,245,000	5,745,495
7.375% 3/1/31(b)		770,000	781,567
			165,818,591
Construction Materials - 0.0%
Eco Material Technologies, Inc. 7.875% 1/31/27 (b)		5,395,000	5,394,587
Smyrna Ready Mix Concrete LLC 8.875% 11/15/31 (b)		2,540,000	2,674,427
Summit Materials LLC/Summit Materials Finance Corp. 7.25% 1/15/31 (b)		1,620,000	1,664,550
VM Consolidated, Inc. 5.5% 4/15/29 (b)		490,000	467,604
			10,201,168
Containers & Packaging - 0.1%
ARD Finance SA 6.5% 6/30/27 pay-in-kind (b)(f)		1,389,000	322,913
Ardagh Metal Packaging Finance U.S.A. LLC/Ardagh Metal Packaging Finance PLC:
3.25% 9/1/28(b)		751,000	658,555
4% 9/1/29(b)		4,020,000	3,318,823
6% 6/15/27(b)		2,965,000	2,899,068
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc.:
4.125% 8/15/26(b)		967,000	822,192
5.25% 4/30/25(b)		1,105,000	1,087,867
5.25% 8/15/27(b)		368,000	216,200
5.25% 8/15/27(b)		446,000	262,025
Ball Corp.:
2.875% 8/15/30		950,000	801,124
6% 6/15/29		1,210,000	1,210,836
Berry Global, Inc. 4.875% 7/15/26 (b)		1,212,000	1,191,826
Clydesdale Acquisition Holdings, Inc.:
6.625% 4/15/29(b)(c)		1,175,000	1,156,208
8.75% 4/15/30(b)		2,890,000	2,787,092
Graham Packaging Co., Inc. 7.125% 8/15/28 (b)		1,200,000	1,131,117
Graphic Packaging International, Inc.:
3.75% 2/1/30(b)		1,190,000	1,054,729
6.375% 7/15/32(b)		2,070,000	2,074,104
Mauser Packaging Solutions Holding Co. 7.875% 4/15/27 (b)(c)		2,855,000	2,908,845
Owens-Brockway Glass Container, Inc.:
7.25% 5/15/31(b)(c)		950,000	946,782
7.375% 6/1/32(b)		765,000	764,750
Sealed Air Corp. 5% 4/15/29 (b)		2,625,000	2,488,007
Sealed Air Corp./Sealed Air Corp. U.S.:
6.125% 2/1/28(b)		1,195,000	1,186,452
7.25% 2/15/31(b)		2,020,000	2,074,443
Trivium Packaging Finance BV:
5.5% 8/15/26(b)		3,219,000	3,173,429
8.5% 8/15/27(b)		2,499,000	2,493,423
			37,030,810
Metals & Mining - 0.3%
Alcoa Nederland Holding BV 7.125% 3/15/31 (b)		8,535,000	8,729,658
Antofagasta PLC:
2.375% 10/14/30(b)		2,510,000	2,066,044
5.625% 5/13/32(b)		665,000	654,244
Aris Mining Corp. 6.875% 8/9/26 (b)		2,340,000	2,193,750
Arsenal AIC Parent LLC 8% 10/1/30 (b)		1,355,000	1,409,387
ATI, Inc.:
5.875% 12/1/27		2,275,000	2,234,175
7.25% 8/15/30(c)		1,020,000	1,044,188
Celtic Resources Holdings DAC 4.125% (b)(d)(j)		1,205,000	172,749
Cleveland-Cliffs, Inc. 7% 3/15/32 (b)		500,000	493,108
Commercial Metals Co.:
3.875% 2/15/31		1,150,000	1,009,601
4.125% 1/15/30		2,295,000	2,082,032
Compania de Minas Buenaventura SAA 5.5% 7/23/26 (b)		1,420,000	1,365,419
Constellium NV 5.875% 2/15/26 (b)		1,140,000	1,132,400
Corporacion Nacional del Cobre de Chile (Codelco):
3% 9/30/29(b)		290,000	254,022
3.15% 1/14/30(b)		1,100,000	963,531
3.7% 1/30/50(b)		3,820,000	2,573,725
5.125% 2/2/33(b)		790,000	742,600
5.95% 1/8/34(b)		900,000	890,156
6.3% 9/8/53(b)		865,000	845,808
6.44% 1/26/36(b)		930,000	946,275
CSN Inova Ventures 6.75% 1/28/28 (b)		1,630,000	1,569,384
CSN Resources SA:
5.875% 4/8/32(b)		1,050,000	872,498
8.875% 12/5/30(b)		1,185,000	1,183,460
Eldorado Gold Corp. 6.25% 9/1/29 (b)		1,420,000	1,347,225
Endeavour Mining PLC 5% 10/14/26 (b)		2,080,000	1,965,808
ERO Copper Corp. 6.5% 2/15/30 (b)		7,091,000	6,824,307
First Quantum Minerals Ltd.:
6.875% 10/15/27(b)		4,430,000	4,336,881
8.625% 6/1/31(b)		725,000	722,354
9.375% 3/1/29(b)		6,175,000	6,443,493
FMG Resources August 2006 Pty Ltd. 4.375% 4/1/31 (b)		950,000	843,401
Fresnillo PLC 4.25% 10/2/50 (b)		1,545,000	1,163,200
HudBay Minerals, Inc. 4.5% 4/1/26 (b)		1,290,000	1,257,362
Kaiser Aluminum Corp.:
4.5% 6/1/31(b)		205,000	181,380
4.625% 3/1/28(b)		1,032,000	960,072
Metinvest BV 8.5% 4/23/26 (Reg. S)		435,000	343,650
Mineral Resources Ltd.:
8% 11/1/27(b)		2,245,000	2,283,794
8.5% 5/1/30(b)		2,430,000	2,515,984
9.25% 10/1/28(b)		1,880,000	1,976,493
Nexa Resources SA:
6.5% 1/18/28(b)		952,000	954,083
6.75% 4/9/34(b)		885,000	883,673
Novelis Corp. 3.875% 8/15/31 (b)		955,000	817,642
POSCO:
5.75% 1/17/28(b)		1,535,000	1,551,486
5.875% 1/17/33(b)		490,000	498,984
PT Freeport Indonesia:
4.763% 4/14/27(b)		580,000	565,138
5.315% 4/14/32(b)		2,305,000	2,214,241
6.2% 4/14/52(b)		670,000	644,875
PT Indonesia Asahan Aluminium 5.45% 5/15/30 (b)		3,310,000	3,231,388
Samarco Mineracao SA 9% 6/30/31 pay-in-kind (b)(f)		3,759,013	3,495,882
Stillwater Mining Co. 4% 11/16/26 (b)		1,305,000	1,187,420
TMK Capital SA 4.3% (Reg. S) (d)(j)(l)		990,000	148,500
Vibrantz Technologies, Inc. 9% 2/15/30 (b)		3,870,000	3,569,080
Volcan Compania Minera SAA 4.375% 2/11/26 (b)		1,890,000	1,336,584
			89,692,594
Paper & Forest Products - 0.0%
Ahlstrom Holding 3 OY 4.875% 2/4/28 (b)		3,940,000	3,638,196
Inversiones CMPC SA:
3% 4/6/31(b)		1,080,000	908,888
6.125% 2/26/34(b)		700,000	703,640
LABL, Inc.:
5.875% 11/1/28(b)		575,000	517,188
6.75% 7/15/26(b)		880,000	869,610
9.5% 11/1/28(b)		385,000	391,610
10.5% 7/15/27(b)		1,135,000	1,104,906
Mercer International, Inc. 5.125% 2/1/29 (c)		1,235,000	1,081,401
Suzano Austria GmbH 3.75% 1/15/31		930,000	795,513
			10,010,952
TOTAL MATERIALS			312,754,115

REAL ESTATE - 2.2%
Equity Real Estate Investment Trusts (REITs) - 1.8%
Alexandria Real Estate Equities, Inc. 4.9% 12/15/30		16,606,000	16,181,422
American Homes 4 Rent LP:
2.375% 7/15/31		2,770,000	2,237,555
3.625% 4/15/32		10,838,000	9,388,881
5.5% 2/1/34		5,384,000	5,271,337
American Tower Corp.:
4.05% 3/15/32		1,254,000	1,136,687
5.45% 2/15/34		1,200,000	1,185,053
5.55% 7/15/33		1,450,000	1,440,716
Boston Properties, Inc.:
3.25% 1/30/31		15,144,000	12,765,590
4.5% 12/1/28		12,665,000	11,916,266
6.75% 12/1/27		16,978,000	17,455,066
Brixmor Operating Partnership LP:
3.85% 2/1/25		9,126,000	8,999,117
4.05% 7/1/30		19,581,000	18,026,210
4.125% 6/15/26		15,162,000	14,714,550
4.125% 5/15/29		18,497,000	17,346,822
Corporate Office Properties LP:
2% 1/15/29		2,119,000	1,792,374
2.25% 3/15/26		6,484,000	6,102,999
2.75% 4/15/31		6,131,000	5,044,901
CTR Partnership LP/CareTrust Capital Corp. 3.875% 6/30/28 (b)		2,860,000	2,622,736
Diversified Healthcare Trust 9.75% 6/15/25		341,000	341,218
Global Net Lease, Inc. / Global Net Lease Operating Partnership LP 3.75% 12/15/27 (b)		1,115,000	970,034
GLP Capital LP/GLP Financing II, Inc. 5.25% 6/1/25		1,040,000	1,032,199
Healthcare Realty Holdings LP:
3.1% 2/15/30		4,838,000	4,200,839
3.5% 8/1/26		5,039,000	4,795,599
Healthpeak OP, LLC:
3.25% 7/15/26		2,056,000	1,963,148
3.5% 7/15/29		2,351,000	2,160,658
Hudson Pacific Properties LP 4.65% 4/1/29		27,154,000	21,228,948
Invitation Homes Operating Partnership LP:
4.15% 4/15/32		16,951,000	15,425,988
5.5% 8/15/33		2,192,000	2,163,657
Kite Realty Group Trust 4.75% 9/15/30		1,467,000	1,392,852
LXP Industrial Trust (REIT):
2.7% 9/15/30		7,113,000	5,920,318
4.4% 6/15/24		2,936,000	2,933,485
MPT Operating Partnership LP/MPT Finance Corp.:
2.5% 3/24/26	GBP	2,850,000	3,008,065
3.5% 3/15/31		6,585,000	4,273,749
4.625% 8/1/29		5,455,000	3,971,268
5% 10/15/27(c)		13,087,000	10,726,236
5.25% 8/1/26(c)		4,105,000	3,726,578
Necessity Retail REIT, Inc./American Finance Operating Partnership LP 4.5% 9/30/28 (b)		1,420,000	1,230,095
NNN (REIT), Inc. 5.6% 10/15/33		2,219,000	2,209,306
Omega Healthcare Investors, Inc.:
3.25% 4/15/33		28,922,000	23,172,548
3.375% 2/1/31		13,097,000	11,144,033
3.625% 10/1/29		39,642,000	35,226,668
4.5% 1/15/25		6,808,000	6,744,643
4.5% 4/1/27		32,478,000	31,378,619
4.75% 1/15/28		18,782,000	18,059,879
5.25% 1/15/26		18,623,000	18,419,925
Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co.-Issuer 7% 2/1/30 (b)		1,445,000	1,454,403
Piedmont Operating Partnership LP 2.75% 4/1/32		5,512,000	3,965,854
Realty Income Corp.:
2.2% 6/15/28		3,122,000	2,768,603
3.4% 1/15/28		6,031,000	5,667,739
Retail Opportunity Investments Partnership LP 4% 12/15/24		2,151,000	2,126,719
Safehold Operating Partnership LP:
2.8% 6/15/31		4,450,000	3,700,200
2.85% 1/15/32		2,770,000	2,268,505
6.1% 4/1/34		4,551,000	4,510,890
Simon Property Group LP 2.45% 9/13/29		6,352,000	5,537,108
SITE Centers Corp.:
3.625% 2/1/25		5,451,000	5,380,428
4.25% 2/1/26		18,338,000	18,062,631
Store Capital LLC:
2.7% 12/1/31		7,899,000	6,307,665
2.75% 11/18/30		7,730,000	6,310,591
4.625% 3/15/29		5,948,000	5,594,504
Sun Communities Operating LP:
2.3% 11/1/28		6,226,000	5,436,108
2.7% 7/15/31		15,891,000	13,054,793
4.2% 4/15/32		473,000	422,045
5.7% 1/15/33		3,638,000	3,580,512
Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital LLC 6% 1/15/30 (b)		6,430,000	4,351,050
Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC:
4.75% 4/15/28(b)		8,960,000	7,404,981
6.5% 2/15/29(b)		8,855,000	6,145,798
10.5% 2/15/28(b)		7,784,000	7,785,260
10.5% 2/15/28(b)		115,000	115,019
Ventas Realty LP:
3% 1/15/30		28,128,000	24,627,400
3.5% 2/1/25		3,798,000	3,737,463
4% 3/1/28		6,996,000	6,648,290
4.125% 1/15/26		3,540,000	3,456,104
4.75% 11/15/30		39,136,000	37,320,848
VICI Properties LP:
4.375% 5/15/25		2,699,000	2,661,765
4.75% 2/15/28		21,253,000	20,617,512
4.95% 2/15/30		33,145,000	31,752,449
5.125% 5/15/32		18,569,000	17,549,235
5.75% 4/1/34(c)		4,128,000	4,060,098
6.125% 4/1/54		2,053,000	1,966,696
VICI Properties LP / VICI Note Co.:
3.5% 2/15/25(b)		137,000	134,633
4.125% 8/15/30(b)		1,905,000	1,716,531
4.25% 12/1/26(b)		199,000	191,281
4.625% 12/1/29(b)		470,000	439,893
Vornado Realty LP 2.15% 6/1/26		6,904,000	6,340,809
WP Carey, Inc.:
3.85% 7/15/29		4,522,000	4,180,009
4.25% 7/23/32	EUR	800,000	858,219
			681,659,478
Real Estate Management & Development - 0.4%
ACCENTRO Real Estate AG 5.625% 2/13/26 (Reg. S)	EUR	4,086,000	1,711,337
AGPS BondCo PLC:
4.625% 1/14/26 (Reg. S)(f)	EUR	16,200,000	6,073,133
5% 4/27/27 (Reg. S)(f)	EUR	1,800,000	672,840
Anywhere Real Estate Group LLC 7% 4/15/30 (b)		1,529,600	1,327,925
Blackstone Property Partners Europe LP:
1% 5/4/28 (Reg. S)	EUR	8,500,000	8,011,009
1.75% 3/12/29 (Reg. S)	EUR	4,975,000	4,684,837
2.625% 10/20/28 (Reg. S)	GBP	1,900,000	2,093,891
Brandywine Operating Partnership LP:
3.95% 11/15/27		14,429,000	12,982,627
4.55% 10/1/29		15,790,000	13,750,958
8.05% 3/15/28		22,792,000	23,502,108
CBRE Group, Inc. 2.5% 4/1/31		21,262,000	17,524,123
CPI Property Group SA 7% 5/7/29 (Reg. S)	EUR	1,150,000	1,191,739
Essex Portfolio LP 5.5% 4/1/34		2,768,000	2,719,665
Extra Space Storage LP 5.4% 2/1/34		1,665,000	1,619,279
Greystar Real Estate Partners 7.75% 9/1/30 (b)		935,000	984,178
GTC Aurora Luxembourg SA 2.25% 6/23/26 (Reg. S)	EUR	4,150,000	3,888,304
Heimstaden AB 4.375% 3/6/27 (Reg. S)	EUR	4,100,000	3,105,196
Howard Hughes Corp.:
4.125% 2/1/29(b)		1,425,000	1,266,055
4.375% 2/1/31(b)		1,170,000	997,990
Kennedy-Wilson, Inc.:
4.75% 3/1/29		1,030,000	875,890
4.75% 2/1/30(c)		3,860,000	3,164,181
Realogy Group LLC/Realogy Co-Issuer Corp. 5.75% 1/15/29 (b)		2,315,000	1,588,669
Realogy Group LLC/Realogy Co.-Issuer Corp. 5.25% 4/15/30 (b)		1,083,000	706,777
Samhallsbyggnadsbolaget I Norden AB:
2.25% 8/12/27 (Reg. S)	EUR	2,000,000	1,483,344
3% 1/14/25 (Reg. S)	EUR	1,711,000	1,717,876
Sirius Real Estate Ltd. 1.125% 6/22/26 (Reg. S)	EUR	2,300,000	2,306,956
Tanger Properties LP:
2.75% 9/1/31		16,274,000	13,232,398
3.125% 9/1/26		8,723,000	8,189,870
Taylor Morrison Communities, Inc./Monarch Communities, Inc. 5.125% 8/1/30 (b)		695,000	659,395
Tritax EuroBox PLC 0.95% 6/2/26 (Reg. S)	EUR	1,580,000	1,586,289
			143,618,839
TOTAL REAL ESTATE			825,278,317

UTILITIES - 1.1%
Electric Utilities - 0.5%
Amprion GmbH 3.625% 5/21/31 (Reg. S)	EUR	1,000,000	1,074,996
Chile Electricity LUX MPC SARL 6.01% 1/20/33 (b)		725,000	727,039
Clearway Energy Operating LLC:
3.75% 2/15/31(b)(c)		4,015,000	3,503,565
3.75% 1/15/32(b)		475,000	404,248
4.75% 3/15/28(b)(c)		660,000	627,453
Cleco Corporate Holdings LLC 3.375% 9/15/29		12,555,000	10,887,991
DPL, Inc.:
4.125% 7/1/25		2,660,000	2,601,294
4.35% 4/15/29		315,000	291,096
Duke Energy Corp.:
2.45% 6/1/30		10,750,000	9,165,928
3.85% 6/15/34	EUR	4,500,000	4,692,301
4.5% 8/15/32		8,000,000	7,486,166
Duquesne Light Holdings, Inc.:
2.532% 10/1/30(b)		5,172,000	4,337,441
2.775% 1/7/32(b)		16,845,000	13,606,061
Electricite de France SA:
4.75% 10/12/34 (Reg. S)	EUR	5,600,000	6,413,112
5.5% 1/25/35 (Reg. S)	GBP	1,700,000	2,086,603
EnBW Energie Baden-Wuerttemberg AG 1.375% 8/31/81 (Reg. S) (f)	EUR	3,700,000	3,503,134
ENEL Finance International NV 7.5% 10/14/32 (b)		992,000	1,100,845
Enel SpA 3.375% (Reg. S) (f)(m)	EUR	2,091,000	2,200,774
Entergy Corp. 2.8% 6/15/30		11,033,000	9,568,895
Eskom Holdings SOC Ltd.:
6.35% 8/10/28(b)		2,630,000	2,518,225
7.125% 2/11/25(b)		2,370,000	2,358,150
8.45% 8/10/28(b)		645,000	641,775
Exelon Corp.:
3.35% 3/15/32		16,412,000	14,324,931
4.05% 4/15/30		6,798,000	6,374,863
4.7% 4/15/50		3,027,000	2,571,981
5.3% 3/15/33		10,000,000	9,908,419
FirstEnergy Corp. 3.4% 3/1/50		3,805,000	2,516,008
IPALCO Enterprises, Inc. 4.25% 5/1/30		8,975,000	8,314,721
Israel Electric Corp. Ltd. 3.75% 2/22/32 (Reg. S) (b)		1,895,000	1,550,963
Lamar Funding Ltd. 3.958% 5/7/25 (b)		1,895,000	1,849,046
Mong Duong Finance Holdings BV 5.125% 5/7/29 (b)		2,116,635	2,003,527
NextEra Energy Partners LP:
4.5% 9/15/27(b)(c)		1,200,000	1,129,166
7.25% 1/15/29(b)(c)		640,000	655,166
NGG Finance PLC 2.125% 9/5/82 (Reg. S) (f)	EUR	6,100,000	6,085,197
Northern Powergrid PLC 2.5% 4/1/25 (Reg. S)	GBP	147,000	182,409
NRG Energy, Inc.:
3.375% 2/15/29(b)		3,215,000	2,846,083
3.625% 2/15/31(b)		1,230,000	1,053,991
5.25% 6/15/29(b)		2,945,000	2,809,060
PG&E Corp.:
5% 7/1/28(c)		5,950,000	5,703,777
5.25% 7/1/30(c)		13,045,000	12,426,224
Southern Co. 1.875% 9/15/81 (f)	EUR	7,100,000	6,846,313
Vistra Operations Co. LLC:
5% 7/31/27(b)		3,400,000	3,288,269
5.5% 9/1/26(b)		1,775,000	1,745,811
5.625% 2/15/27(b)		3,020,000	2,971,560
6.875% 4/15/32(b)		2,520,000	2,536,360
7.75% 10/15/31(b)		2,550,000	2,649,633
			192,140,570
Gas Utilities - 0.0%
ENN Energy Holdings Ltd. 4.625% 5/17/27 (b)		2,045,000	1,995,838
Nakilat, Inc. 6.067% 12/31/33 (b)		1,047,524	1,076,656
			3,072,494
Independent Power and Renewable Electricity Producers - 0.3%
Aydem Yenilenebilir Enerji A/S 7.75% 2/2/27 (b)		840,000	813,666
Buffalo Energy Mexico Holdings 7.875% 2/15/39 (b)		1,215,000	1,286,381
Emera U.S. Finance LP 3.55% 6/15/26		5,152,000	4,929,213
Energo-Pro A/S 8.5% 2/4/27 (b)		1,815,000	1,801,388
EnfraGen Energia Sur SA 5.375% 12/30/30 (b)		3,865,000	3,236,938
Investment Energy Resources Ltd. 6.25% 4/26/29 (b)		1,600,000	1,543,500
PT Pertamina Geothermal Energy 5.15% 4/27/28 (b)		775,000	763,859
RWE Finance U.S. LLC 5.875% 4/16/34 (b)		4,601,000	4,605,482
Sunnova Energy Corp.:
5.875% 9/1/26(b)		4,305,000	3,055,259
11.75% 10/1/28(b)		615,000	422,462
Termocandelaria Power Ltd. 7.875% 1/30/29 (b)		1,267,000	1,274,127
The AES Corp.:
2.45% 1/15/31		23,060,000	18,935,500
3.3% 7/15/25(b)		33,229,000	32,274,261
3.95% 7/15/30(b)		28,974,000	26,105,136
			101,047,172
Multi-Utilities - 0.3%
Abu Dhabi National Energy Co. PJSC:
4% 10/3/49(b)		1,960,000	1,555,574
4.696% 4/24/33(b)		985,000	945,600
4.875% 4/23/30(b)		520,000	512,512
E.ON SE 3.375% 1/15/31 (Reg. S)	EUR	2,200,000	2,343,435
Engie SA:
3.875% 3/6/36 (Reg. S)	EUR	2,600,000	2,797,015
4.25% 9/6/34 (Reg. S)	EUR	2,000,000	2,216,041
5.625% 4/10/34(b)		1,280,000	1,276,363
NiSource, Inc.:
2.95% 9/1/29		31,524,000	28,172,758
5.25% 2/15/43		8,116,000	7,495,946
5.8% 2/1/42		4,036,000	3,861,209
5.95% 6/15/41		5,760,000	5,778,254
Puget Energy, Inc.:
4.1% 6/15/30		21,032,000	19,209,956
4.224% 3/15/32		21,626,000	19,226,034
Sempra 6% 10/15/39		9,562,000	9,645,404
WEC Energy Group, Inc. CME Term SOFR 3 Month Index + 2.110% 7.6965% 5/15/67 (f)(g)		2,459,000	2,422,143
			107,458,244
Water Utilities - 0.0%
Aegea Finance SARL 9% 1/20/31 (b)		530,000	549,709
Anglian Water (Osprey) Financing PLC 2% 7/31/28 (Reg. S)	GBP	1,450,000	1,479,553
Anglian Water Services Financing PLC:
5.875% 6/20/31 (Reg. S)	GBP	1,153,000	1,482,859
6.293% 7/30/30 (Reg. S)	GBP	2,044,000	2,685,142
Severn Trent Utilities Finance PLC 4.625% 11/30/34 (Reg. S)	GBP	1,170,000	1,377,164
Southern Water Services Finance Ltd.:
1.625% 3/30/27 (Reg. S)	GBP	1,765,000	1,921,724
2.375% 5/28/28 (Reg. S)	GBP	930,000	1,008,247
SW Finance I PLC 7.375% 12/12/41 (Reg. S)	GBP	1,334,000	1,624,958
			12,129,356
TOTAL UTILITIES			415,847,836

TOTAL NONCONVERTIBLE BONDS			10,786,141,221
TOTAL CORPORATE BONDS (Cost $11,472,302,653)			10,817,815,083

U.S. Treasury Obligations - 32.5%
	Principal Amount (a)	Value ($)
U.S. Treasury Bonds:
1.125% 5/15/40	207,334,000	125,534,258
1.125% 8/15/40	5,000,000	2,998,828
1.75% 8/15/41	208,680,000	136,106,639
1.875% 11/15/51	400,075,000	228,120,889
2% 11/15/41	199,600,000	135,291,375
2% 8/15/51	668,247,000	394,526,761
2.25% 8/15/46	750,000	494,004
2.875% 5/15/52	179,725,000	129,689,840
3% 2/15/47	396,205,000	300,109,812
3.25% 5/15/42 (n)	183,189,000	150,680,108
3.625% 2/15/53	467,854,000	391,845,999
3.625% 5/15/53	179,000,000	149,940,469
3.875% 5/15/43	3,000,000	2,675,625
4% 11/15/42	5,140,000	4,685,230
4.125% 8/15/53	492,687,000	451,886,358
4.25% 2/15/54	555,423,000	520,969,417
4.375% 8/15/43	41,000,000	39,153,399
4.5% 2/15/44	5,690,000	5,521,967
4.5% 5/15/44	1,420,000	1,404,469
6.25% 5/15/30 (n)	26,000,000	28,344,063
U.S. Treasury Notes:
1.25% 9/30/28	84,070,000	73,282,112
2.625% 7/31/29 (o)	11,000,000	10,053,398
2.75% 5/31/29	246,000,000	226,752,421
2.75% 8/15/32	770,411,000	678,593,656
2.875% 5/15/32	263,111,000	234,682,677
3.125% 8/31/29	239,780,000	224,381,628
3.375% 5/15/33	1,126,000,000	1,033,456,806
3.5% 1/31/30	176,400,000	167,490,422
3.5% 2/15/33	9,000,000	8,356,289
3.625% 3/31/30	2,688,000	2,566,515
3.75% 12/31/28	242,180,000	234,403,750
3.75% 5/31/30	546,000	524,309
3.75% 12/31/30	3,600,000	3,446,156
3.875% 9/30/29	300,000,000	290,917,968
3.875% 12/31/29	225,000,000	217,898,438
3.875% 8/15/33	273,333,000	260,477,807
4% 6/30/28 (o)	422,480,000	413,667,329
4% 10/31/29	330,700,000	322,510,009
4% 2/28/30	2,307,000	2,247,162
4% 1/31/31	600,000,000	582,656,250
4% 2/15/34	328,850,000	316,158,445
4.125% 7/31/28	175,000,000	172,135,742
4.125% 3/31/31	302,457,000	295,840,753
4.125% 11/15/32	221,500,000	215,702,929
4.25% 3/15/27	89,810,000	88,771,572
4.25% 2/28/29	16,242,000	16,061,181
4.375% 10/31/24	23,200,000	23,107,865
4.375% 11/30/28	12,000,000	11,923,594
4.375% 11/30/30	205,750,000	204,182,763
4.375% 5/15/34	200,000,000	198,218,750
4.5% 5/15/27	45,930,000	45,714,703
4.5% 11/15/33	514,265,000	514,345,354
4.625% 2/28/25 (c)	24,300,000	24,188,941
4.625% 3/15/26	46,680,000	46,433,836
4.625% 11/15/26	57,610,000	57,425,468
4.625% 9/30/28	882,000	884,377
4.625% 4/30/29 (c)	14,100,000	14,168,297
4.625% 9/30/30	1,176,000	1,182,937
4.875% 10/31/28	787,066,000	797,211,769
4.875% 10/31/30	705,000,000	718,989,844
TOTAL U.S. TREASURY OBLIGATIONS (Cost $13,319,527,639)		11,950,993,732

U.S. Government Agency - Mortgage Securities - 29.5%
	Principal Amount (a)	Value ($)
Fannie Mae - 6.7%
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.440% 5.945% 4/1/37 (f)(g)	10,513	10,657
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.460% 6.085% 1/1/35 (f)(g)	3,230	3,276
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.470% 6.058% 10/1/33 (f)(g)	290	292
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.480% 5.73% 7/1/34 (f)(g)	1,451	1,479
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.500% 5.755% 1/1/35 (f)(g)	16,429	16,609
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.510% 7.316% 2/1/33 (f)(g)	222	224
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.530% 5.785% 12/1/34 (f)(g)	3,114	3,147
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.530% 5.785% 3/1/35 (f)(g)	2,530	2,558
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.550% 5.803% 6/1/36 (f)(g)	8,149	8,344
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.550% 7.174% 10/1/33 (f)(g)	1,418	1,430
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.560% 6.065% 3/1/37 (f)(g)	11,922	12,109
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.560% 7.359% 7/1/35 (f)(g)	2,010	2,032
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.620% 5.996% 3/1/33 (f)(g)	9,193	9,335
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.630% 5.815% 9/1/36 (f)(g)	3,849	3,928
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.640% 5.916% 5/1/35 (f)(g)	19,352	19,746
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.640% 6.162% 11/1/36 (f)(g)	5,154	5,245
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.680% 6.193% 5/1/36 (f)(g)	7,794	7,925
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.700% 6.07% 6/1/42 (f)(g)	15,557	15,873
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.730% 6.028% 3/1/40 (f)(g)	20,565	21,022
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.750% 6% 8/1/41 (f)(g)	33,711	34,592
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.750% 6.038% 7/1/35 (f)(g)	5,773	5,872
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.780% 6.163% 2/1/36 (f)(g)	9,529	9,705
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.800% 6.05% 7/1/41 (f)(g)	7,540	7,757
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.800% 6.051% 12/1/40 (f)(g)	715,949	734,343
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.800% 6.055% 1/1/42 (f)(g)	74,431	76,055
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.810% 6.05% 7/1/41 (f)(g)	9,265	9,532
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.810% 6.06% 12/1/39 (f)(g)	6,954	7,112
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.810% 6.068% 9/1/41 (f)(g)	7,013	7,201
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.810% 6.304% 2/1/42 (f)(g)	36,205	37,000
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.820% 6.195% 12/1/35 (f)(g)	14,014	14,313
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.830% 6.08% 10/1/41 (f)(g)	5,949	5,965
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.950% 5.771% 7/1/37 (f)(g)	15,940	16,384
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.960% 6.418% 9/1/35 (f)(g)	2,891	2,947
U.S. TREASURY 1 YEAR INDEX + 1.940% 5.87% 10/1/33 (f)(g)	30,685	30,963
U.S. TREASURY 1 YEAR INDEX + 2.200% 6.583% 3/1/35 (f)(g)	6,125	6,178
U.S. TREASURY 1 YEAR INDEX + 2.270% 6.395% 6/1/36 (f)(g)	15,313	15,504
U.S. TREASURY 1 YEAR INDEX + 2.280% 6.403% 10/1/33 (f)(g)	10,022	10,141
U.S. TREASURY 1 YEAR INDEX + 2.460% 6.473% 7/1/34 (f)(g)	16,174	16,410
1.5% 11/1/35 to 4/1/52	185,400,918	145,054,761
2% 2/1/28 to 3/1/52 (o)	689,201,740	564,137,267
2.5% 1/1/30 to 5/1/53	606,186,262	506,599,549
3% 5/1/30 to 2/1/52	294,310,783	255,598,331
3.5% 8/1/34 to 10/1/52	243,234,488	218,091,467
4% 3/1/36 to 8/1/52	153,910,535	142,496,857
4.5% to 4.5% 6/1/33 to 6/1/53 (o)	136,153,037	128,967,825
5% 9/1/25 to 4/1/53	92,362,306	90,372,155
5.288% 8/1/41 (f)	477,710	469,163
5.5% 5/1/48 to 4/1/54 (p)	152,608,044	151,034,994
6% to 6% 9/1/29 to 5/1/54	173,965,346	174,982,780
6.5% 1/1/26 to 3/1/54	72,652,788	74,347,212
6.712% 2/1/39 (f)	197,612	200,186
7% to 7% 8/1/25 to 7/1/37	130,516	134,812
7.5% to 7.5% 7/1/25 to 11/1/31	54,970	56,304
8% 3/1/37	6,042	6,333
TOTAL FANNIE MAE		2,453,743,201
Freddie Mac - 4.3%
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.120% 5.424% 8/1/37 (f)(g)	16,022	15,982
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.320% 5.575% 1/1/36 (f)(g)	7,830	7,863
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.370% 5.625% 3/1/36 (f)(g)	31,827	32,100
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.500% 5.824% 3/1/36 (f)(g)	24,283	24,543
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.750% 6% 12/1/40 (f)(g)	264,117	268,598
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.750% 6% 7/1/41 (f)(g)	55,623	56,881
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.750% 6% 9/1/41 (f)(g)	102,190	104,240
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.860% 7.239% 4/1/36 (f)(g)	16,642	16,949
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.880% 6.13% 9/1/41 (f)(g)	9,531	9,756
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.880% 7.255% 4/1/41 (f)(g)	2,236	2,279
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.910% 5.966% 6/1/41 (f)(g)	19,397	19,954
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.910% 6.083% 5/1/41 (f)(g)	21,558	22,138
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.910% 6.16% 6/1/41 (f)(g)	7,010	7,201
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.910% 6.189% 10/1/42 (f)(g)	68,969	70,150
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.910% 6.478% 5/1/41 (f)(g)	20,136	20,612
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.950% 6.367% 10/1/36 (f)(g)	40,084	40,606
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.990% 6.433% 10/1/35 (f)(g)	19,480	19,757
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 2.020% 6.937% 4/1/38 (f)(g)	13,852	14,128
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 2.020% 7.885% 6/1/37 (f)(g)	9,395	9,563
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 2.030% 6.158% 3/1/33 (f)(g)	278	282
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 2.040% 6.256% 7/1/36 (f)(g)	16,601	17,041
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 2.200% 6.45% 12/1/36 (f)(g)	19,859	20,356
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 2.500% 8.185% 10/1/35 (f)(g)	5,647	5,795
U.S. TREASURY 1 YEAR INDEX + 2.030% 5.9% 6/1/33 (f)(g)	26,528	26,693
U.S. TREASURY 1 YEAR INDEX + 2.260% 5.76% 6/1/33 (f)(g)	50,484	51,031
U.S. TREASURY 1 YEAR INDEX + 2.430% 6.378% 3/1/35 (f)(g)	87,530	88,605
1.5% 7/1/35 to 8/1/51	150,203,197	116,311,231
2% 5/1/35 to 4/1/52	490,025,980	397,371,006
2.5% 1/1/30 to 4/1/52	409,608,172	342,701,185
3% 12/1/30 to 5/1/52	171,743,803	148,017,552
3.5% 1/1/32 to 10/1/53	167,415,252	150,459,294
4% 5/1/37 to 10/1/52	96,063,408	89,571,860
4% 4/1/48	37,225	34,446
4.5% 6/1/25 to 6/1/53	54,529,435	51,543,347
5% 8/1/33 to 8/1/53	71,950,680	69,957,429
5.5% 9/1/52 to 3/1/54 (n)(q)	123,128,678	121,920,743
6% 7/1/28 to 4/1/54	54,854,259	55,337,908
6.5% 5/1/26 to 1/1/54 (n)(q)	54,698,446	56,198,967
7% 3/1/26 to 9/1/36	148,721	153,917
7.5% 1/1/27 to 11/1/31	1,011	1,055
8% 7/1/24 to 4/1/32	3,773	3,874
8.5% 1/1/25 to 1/1/28	2,032	2,073
TOTAL FREDDIE MAC		1,600,558,990
Freddie Mac Multi-family Structured pass-thru certificates - 0.0%
3% 10/1/31	257,593	244,038
Ginnie Mae - 6.6%
3.5% 6/20/34 to 12/20/49	37,333,477	34,038,737
4% 5/20/33 to 5/20/49	50,987,197	47,629,719
4.5% 6/20/33 to 4/20/53	18,702,192	17,877,358
5% 12/15/32 to 4/20/48	8,529,858	8,466,600
5.5% 7/15/33 to 9/15/39	293,007	298,087
6% to 6% 10/15/30 to 11/15/39	105,047	107,728
7% to 7% 8/15/25 to 11/15/32	198,978	203,958
7.5% to 7.5% 6/15/24 to 9/15/31	32,918	33,376
8% 9/15/24 to 11/15/29	4,620	4,702
8.5% 11/15/27 to 1/15/31	3,020	3,151
2% 10/20/50 to 2/20/52	217,919,570	174,633,554
2% 6/1/54 (e)	63,225,000	50,622,898
2% 6/1/54 (e)	127,000,000	101,686,170
2% 6/1/54 (e)	26,825,000	21,478,201
2% 6/1/54 (e)	63,300,000	50,682,949
2% 6/1/54 (e)	44,100,000	35,309,922
2% 6/1/54 (e)	32,000,000	25,621,712
2% 6/1/54 (e)	126,050,000	100,925,525
2% 6/1/54 (e)	3,250,000	2,602,205
2% 7/1/54 (e)	127,550,000	102,221,210
2.5% 6/20/51 to 1/20/52	182,463,469	150,593,354
2.5% 6/1/54 (e)	102,450,000	85,333,556
2.5% 6/1/54 (e)	102,450,000	85,333,556
2.5% 7/1/54 (e)	102,400,000	85,355,909
3% 5/20/42 to 4/15/45	6,567,025	5,824,321
3% 6/1/54 (e)	128,500,000	110,992,183
3% 6/1/54 (e)	96,350,000	83,222,544
3% 6/1/54 (e)	44,950,000	38,825,670
3% 6/1/54 (e)	42,450,000	36,666,289
3.5% 6/1/54 (e)	57,975,000	51,713,509
3.5% 6/1/54 (e)	29,000,000	25,867,904
3.5% 6/1/54 (e)	11,600,000	10,347,162
3.5% 6/1/54 (e)	14,075,000	12,554,854
3.5% 6/1/54 (e)	11,600,000	10,347,162
3.5% 7/1/54 (e)	58,150,000	51,896,869
3.5% 7/1/54 (e)	66,100,000	58,991,970
4% 6/1/54 (e)	76,825,000	70,550,387
4.5% 6/1/54 (e)	49,500,000	46,764,274
4.5% 7/1/54 (e)	49,500,000	46,738,828
5% 6/1/54 (e)	40,100,000	38,895,448
5% 6/1/54 (e)	81,900,000	79,439,830
5.5% 6/1/54 (e)	21,150,000	20,975,060
5.5% 6/1/54 (e)	35,850,000	35,553,470
5.5% 7/1/54 (e)	30,300,000	30,017,419
5.5% 7/1/54 (e)	26,700,000	26,450,993
6% 6/1/54 (e)	25,975,000	26,145,858
6% 6/1/54 (e)	20,775,000	20,911,654
6% 6/1/54 (e)	39,200,000	39,457,850
6% 6/1/54 (e)	18,100,000	18,219,058
6% 6/1/54 (e)	32,000,000	32,210,490
6% 6/1/54 (e)	32,000,000	32,210,490
6% 6/1/54 (e)	36,900,000	37,142,721
6% 7/1/54 (e)	57,300,000	57,573,946
6% 7/1/54 (e)	4,050,000	4,069,363
6% 7/1/54 (e)	32,000,000	32,152,989
6% 7/1/54 (e)	25,975,000	26,099,184
6% 7/1/54 (e)	20,775,000	20,874,323
6.5% 3/20/31 to 6/15/37	78,990	81,469
TOTAL GINNIE MAE		2,420,849,678
Uniform Mortgage Backed Securities - 11.9%
2% 7/1/39 (e)	400,000	349,500
2% 6/1/54 (e)	14,725,000	11,350,897
2% 6/1/54 (e)	26,600,000	20,504,847
2% 6/1/54 (e)	46,500,000	35,844,939
2% 6/1/54 (e)	15,000,000	11,562,884
2% 6/1/54 (e)	26,100,000	20,119,417
2% 6/1/54 (e)	162,450,000	125,226,028
2% 6/1/54 (e)	68,600,000	52,880,921
2% 6/1/54 (e)	337,950,000	260,511,765
2% 6/1/54 (e)	55,100,000	42,474,325
2% 6/1/54 (e)	54,850,000	42,281,611
2% 6/1/54 (e)	110,450,000	85,141,366
2% 6/1/54 (e)	75,250,000	58,007,132
2% 6/1/54 (e)	42,200,000	32,530,246
2% 6/1/54 (e)	114,650,000	88,378,973
2% 6/1/54 (e)	35,150,000	27,095,690
2% 6/1/54 (e)	53,300,000	41,086,779
2% 6/1/54 (e)	36,200,000	27,905,092
2% 6/1/54 (e)	51,550,000	39,737,776
2% 6/1/54 (e)	53,900,000	41,549,295
2% 7/1/54 (e)	143,550,000	110,774,549
2% 7/1/54 (e)	122,250,000	94,337,782
2% 7/1/54 (e)	91,000,000	70,222,807
2% 7/1/54 (e)	471,200,000	363,615,239
2.5% 6/1/54 (e)	19,400,000	15,654,135
2.5% 6/1/54 (e)	66,150,000	53,377,374
2.5% 6/1/54 (e)	17,075,000	13,778,060
2.5% 6/1/54 (e)	48,700,000	39,296,722
2.5% 6/1/54 (e)	6,400,000	5,164,251
2.5% 6/1/54 (e)	113,150,000	91,302,342
2.5% 6/1/54 (e)	48,700,000	39,296,722
2.5% 6/1/54 (e)	96,350,000	77,746,183
2.5% 6/1/54 (e)	48,450,000	39,094,993
2.5% 6/1/54 (e)	15,400,000	12,426,479
2.5% 6/1/54 (e)	19,525,000	15,755,000
2.5% 7/1/54 (e)	178,900,000	144,482,753
2.5% 7/1/54 (e)	53,250,000	43,005,627
2.5% 7/1/54 (e)	53,000,000	42,803,722
3% 6/1/54 (e)	44,000,000	36,984,072
3% 6/1/54 (e)	20,500,000	17,231,216
3% 6/1/54 (e)	187,250,000	157,392,444
3% 6/1/54 (e)	47,500,000	39,925,987
3% 6/1/54 (e)	3,550,000	2,983,942
3% 6/1/54 (e)	11,550,000	9,708,319
3% 6/1/54 (e)	9,825,000	8,258,375
3% 7/1/54 (e)	59,750,000	50,253,030
3% 7/1/54 (e)	45,950,000	38,646,473
3% 7/1/54 (e)	122,700,000	103,197,436
3.5% 6/1/54 (e)	19,000,000	16,649,499
3.5% 6/1/54 (e)	19,000,000	16,649,499
3.5% 6/1/54 (e)	237,575,000	208,184,454
3.5% 6/1/54 (e)	237,575,000	208,184,454
3.5% 7/1/54 (e)	102,000,000	89,309,792
3.5% 7/1/54 (e)	26,575,000	23,268,703
3.5% 7/1/54 (e)	18,525,000	16,220,234
3.5% 7/1/54 (e)	2,600,000	2,276,524
4% 6/1/54 (e)	58,050,000	52,650,874
4% 6/1/54 (e)	145,750,000	132,194,055
4% 6/1/54 (e)	63,500,000	57,593,979
4% 7/1/54 (e)	96,100,000	87,191,934
4.5% 6/1/54 (e)	15,075,000	14,112,211
4.5% 6/1/54 (e)	14,200,000	13,293,094
4.5% 6/1/54 (e)	3,600,000	3,370,080
4.5% 6/1/54 (e)	9,000,000	8,425,201
4.5% 6/1/54 (e)	2,900,000	2,714,787
4.5% 6/1/54 (e)	22,900,000	21,437,455
4.5% 6/1/54 (e)	9,000,000	8,425,201
5% 6/1/54 (e)	3,000,000	2,886,093
5% 6/1/54 (e)	3,225,000	3,102,550
5% 6/1/54 (e)	6,225,000	5,988,643
5.5% 6/1/54 (e)	13,175,000	12,959,358
6% 6/1/54 (e)	65,025,000	65,108,791
6% 6/1/54 (e)	32,325,000	32,366,654
6% 6/1/54 (e)	9,500,000	9,512,242
6% 6/1/54 (e)	39,200,000	39,250,513
6% 6/1/54 (e)	70,525,000	70,615,879
6% 6/1/54 (e)	70,500,000	70,590,846
6% 6/1/54 (e)	97,575,000	97,700,735
6% 7/1/54 (e)	139,300,000	139,425,091
6% 7/1/54 (e)	48,750,000	48,793,778
TOTAL UNIFORM MORTGAGE BACKED SECURITIES		4,381,708,720
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $11,244,832,823)		10,857,104,627

Asset-Backed Securities - 7.6%
	Principal Amount (a)	Value ($)
AASET Trust:
Series 2018-1A Class A, 3.844% 1/16/38 (b)	7,218,319	5,175,474
Series 2019-1 Class A, 3.844% 5/15/39 (b)	1,951,161	1,717,040
Series 2019-2:
Class A, 3.376% 10/16/39 (b)	13,241,714	12,427,714
Class B, 4.458% 10/16/39 (b)	3,803,418	1,873,288
Series 2021-1A Class A, 2.95% 11/16/41 (b)	16,902,617	15,434,903
Series 2021-2A Class A, 2.798% 1/15/47 (b)	34,265,077	30,234,113
Affirm Asset Securitization Trust Series 2024-X1 Class A, 6.27% 5/15/29 (b)	8,800,000	8,809,597
Aimco:
Series 2024-10A Class ARR, CME Term SOFR 3 Month Index + 1.410% 0% 7/22/37 (b)(f)(g)	13,287,000	13,294,082
Series 2024-BA Class ARR, CME Term SOFR 3 Month Index + 1.500% 6.8277% 4/16/37 (b)(f)(g)	26,700,000	26,833,500
AIMCO CLO Series 2021-AA Class AR2, CME Term SOFR 3 Month Index + 1.400% 6.7187% 10/17/34 (b)(f)(g)	25,915,000	25,964,135
Aimco Clo 21 Ltd. / Aimco Clo 2 Series 2024-21A Class A1, CME Term SOFR 3 Month Index + 1.500% 6.8251% 4/18/37 (b)(f)(g)	18,984,000	19,002,984
Aimco Clo 22 Ltd. / Aimco Clo 2 Series 2024-22A Class A, CME Term SOFR 3 Month Index + 1.500% 6.8266% 4/19/37 (b)(f)(g)	41,979,000	42,187,258
AIMCO CLO Ltd. Series 2021-11A Class AR, CME Term SOFR 3 Month Index + 1.390% 6.7087% 10/17/34 (b)(f)(g)	15,632,000	15,676,536
AIMCO CLO Ltd. / AIMCO CLO LLC Series 2021-14A Class A, CME Term SOFR 3 Month Index + 1.250% 6.5762% 4/20/34 (b)(f)(g)	39,309,000	39,401,926
Aligned Data Centers Issuer LLC Series 2023-2A Class A2, 6.5% 11/16/48 (b)	1,383,000	1,396,033
Allegro CLO XV, Ltd. / Allegro CLO VX LLC Series 2022-1A Class A, CME Term SOFR 3 Month Index + 1.500% 6.8246% 7/20/35 (b)(f)(g)	18,066,000	18,105,655
Allegro CLO, Ltd. Series 2021-1A Class A, CME Term SOFR 3 Month Index + 1.400% 6.7262% 7/20/34 (b)(f)(g)	18,308,000	18,363,418
Ally Auto Receivables Trust Series 2024-1 Class A3, 5.08% 12/15/28	14,218,000	14,135,904
American Express Credit Account Master Trust Series 2023-1 Class A, 4.87% 5/15/28	3,490,000	3,468,289
American Homes 4 Rent Series 2015-SFR2 Class XS, 0% 10/17/52 (b)(f)(j)(r)	735,467	7
Apollo Aviation Securitization Equity Trust Series 2020-1A:
Class A, 3.351% 1/16/40 (b)	4,599,441	4,231,317
Class B, 4.335% 1/16/40 (b)	1,019,255	611,553
Ares CLO Series 2024-54A Class AR, CME Term SOFR 3 Month Index + 1.270% 6.5986% 10/15/32 (b)(f)(g)	28,190,000	28,218,500
Ares LIX CLO Ltd. Series 2021-59A Class A, CME Term SOFR 3 Month Index + 1.290% 6.6152% 4/25/34 (b)(f)(g)	13,014,000	13,041,473
Ares Ln Funding V Ltd. Series 2024-ALF5A Class A1, CME Term SOFR 3 Month Index + 1.500% 1.5% 7/25/37 (b)(e)(f)(g)	25,309,000	25,339,143
Ares LV CLO Ltd. Series 2021-55A Class A1R, CME Term SOFR 3 Month Index + 1.390% 6.7202% 7/15/34 (b)(f)(g)	23,175,000	23,235,185
Ares LVIII CLO LLC Series 2022-58A Class AR, CME Term SOFR 3 Month Index + 1.330% 6.6586% 1/15/35 (b)(f)(g)	30,273,000	30,340,115
Ares XLI CLO Ltd. / Ares XLI CLO LLC Series 2021-41A Class AR2, CME Term SOFR 3 Month Index + 1.330% 6.6602% 4/15/34 (b)(f)(g)	27,448,000	27,510,032
Babson CLO Ltd. Series 2021-1A Class AR, CME Term SOFR 3 Month Index + 1.410% 6.7402% 10/15/36 (b)(f)(g)	15,712,000	15,749,835
Bank of America Credit Card Master Trust Series 2023-A1 Class A1, 4.79% 5/15/28	22,900,000	22,711,327
Barings CLO Ltd.:
Series 2021-1A Class A, CME Term SOFR 3 Month Index + 1.280% 6.6052% 4/25/34 (b)(f)(g)	28,623,000	28,669,570
Series 2021-4A Class A, CME Term SOFR 3 Month Index + 1.480% 6.8062% 1/20/32 (b)(f)(g)	29,080,619	29,159,079
Barings CLO Ltd. 2023-IV Series 2024-4A Class A, CME Term SOFR 3 Month Index + 1.750% 7.0612% 1/20/37 (b)(f)(g)	30,407,000	30,754,491
Beechwood Park CLO Ltd. Series 2022-1A Class A1R, CME Term SOFR 3 Month Index + 1.300% 6.6171% 1/17/35 (b)(f)(g)	31,025,000	31,086,554
BETHP Series 2021-1A Class A, CME Term SOFR 3 Month Index + 1.390% 6.7202% 1/15/35 (b)(f)(g)	23,740,000	23,768,678
Blackbird Capital Aircraft:
Series 2016-1A Class A, 4.213% 12/16/41 (b)	12,256,356	12,074,472
Series 2021-1A Class A, 2.443% 7/15/46 (b)	24,918,900	22,018,838
Bofa Auto Trust 2024-1 Series 2024-1A Class A3, 5.35% 11/15/28 (b)	5,525,000	5,504,675
Bristol Park CLO, Ltd. Series 2020-1A Class AR, CME Term SOFR 3 Month Index + 1.250% 6.5802% 4/15/29 (b)(f)(g)	13,420,826	13,443,856
Capital One Multi-Asset Execution Trust:
Series 2019-A3 Class A3, 2.06% 8/15/28	5,100,000	4,761,575
Series 2023-A1 Class A, 4.42% 5/15/28	2,400,000	2,362,467
Capital Trust RE CDO Ltd. Series 2005-1A Class E, CME Term SOFR 1 Month Index + 2.210% 7.5299% 3/20/50 (b)(f)(g)(j)	330,000	0
Carlyle U.S. Clo 2024-2 Ltd. Series 2024-2A Class E, CME Term SOFR 3 Month Index + 6.850% 12.175% 4/25/37 (b)(f)(g)	250,000	251,056
Carmax Auto Owner Trust Series 2024-2 Class A3, 5.5% 1/16/29	10,297,000	10,325,573
Carmax Auto Owner Trust 2023-4 Series 2023-4 Class A3, 6% 7/17/28	12,110,000	12,228,419
Castlelake Aircraft Securitization Trust Series 2019-1A:
Class A, 3.967% 4/15/39 (b)	12,346,508	11,114,741
Class B, 5.095% 4/15/39 (b)	7,616,545	5,144,381
Castlelake Aircraft Structured Trust:
Series 2018-1 Class A, 4.125% 6/15/43 (b)	3,523,646	3,271,735
Series 2021-1A Class A, 3.474% 1/15/46 (b)	3,314,536	3,117,379
Cedar Funding Ltd.:
Series 2021-10A Class AR, CME Term SOFR 3 Month Index + 1.360% 6.6862% 10/20/32 (b)(f)(g)	18,972,000	19,020,511
Series 2021-12A Class A1R, CME Term SOFR 3 Month Index + 1.390% 6.7152% 10/25/34 (b)(f)(g)	14,593,000	14,634,065
Series 2022-15A Class A, CME Term SOFR 3 Month Index + 1.320% 6.6446% 4/20/35 (b)(f)(g)	28,708,000	28,754,277
Cedar Funding Xvii Clo Ltd. Series 2023-17A Class A, CME Term SOFR 3 Month Index + 1.850% 7.1746% 7/20/36 (b)(f)(g)	17,958,000	18,062,192
CEDF Series 2021-6A Class ARR, CME Term SOFR 3 Month Index + 1.310% 6.6362% 4/20/34 (b)(f)(g)	23,812,000	23,863,339
CFMT LLC Series 2023 HB12 Class A, 4.25% 4/25/33 (b)	6,007,236	5,878,638
Chase Auto Owner Trust Series 2024-1A Class A3, 5.13% 5/25/29 (b)	5,800,000	5,771,146
Chesapeake Funding II LLC:
Series 2023-2A Class A1, 6.16% 10/15/35 (b)	7,469,861	7,510,634
Series 2024-1A Class A1, 5.52% 5/15/36 (b)	11,866,500	11,839,878
Citizens Auto Receivables Trust Series 2024-2 Class A3, 5.33% 8/15/28 (b)	7,900,000	7,883,790
Columbia Cent CLO 29 Ltd./Columbia Cent CLO 29 Corp. Series 2021-29A Class AR, CME Term SOFR 3 Month Index + 1.430% 6.7562% 10/20/34 (b)(f)(g)	23,751,000	23,804,250
Columbia Cent CLO 31 Ltd. Series 2021-31A Class A1, CME Term SOFR 3 Month Index + 1.460% 6.7862% 4/20/34 (b)(f)(g)	31,300,000	31,365,261
Columbia Cent CLO Ltd. / Columbia Cent CLO Corp. Series 2021-30A Class A1, CME Term SOFR 3 Month Index + 1.570% 6.8962% 1/20/34 (b)(f)(g)	41,300,000	41,347,206
Crest Ltd. Series 2004-1A Class H1, 3 month U.S. LIBOR + 3.690% 8.9627% (b)(d)(f)(g)(j)	407,341	0
Cyrusone Data Centers Issuer I Series 2024-3A Class A2, 4.65% 5/20/49 (b)	2,600,000	2,338,722
Daimler Trucks Retail Trust 20 Series 2023-1 Class A2, 6.03% 9/15/25	21,641,699	21,659,653
DB Master Finance LLC:
Series 2017-1A Class A2II, 4.03% 11/20/47 (b)	17,573,438	16,583,343
Series 2019-1A Class A23, 4.352% 5/20/49 (b)	6,409,373	6,025,695
DigitalBridge Issuer, LLC / DigitalBridge Co.-Issuer, LLC Series 2021-1A Class A2, 3.933% 9/25/51 (b)	994,000	927,899
Discover Card Execution Note Trust:
Series 2022-A4, Class A, 5.03% 10/15/27	4,500,000	4,475,308
Series 2023 A1 Class A, 4.31% 3/15/28 (r)	14,700,000	14,441,220
Dllaa 2023-1A Series 2023-1A:
Class A2, 5.93% 7/20/26 (b)	5,414,413	5,419,632
Class A3, 5.64% 2/22/28 (b)	5,174,000	5,190,158
DLLAD:
Series 2023-1A Class A3, 4.79% 1/20/28 (b)	6,600,000	6,519,578
Series 2024-1A Class A3, 5.3% 7/20/29 (b)	4,579,000	4,573,967
Dryden 98 CLO Ltd. Series 2022-98A Class A, CME Term SOFR 3 Month Index + 1.300% 6.6246% 4/20/35 (b)(f)(g)	16,182,000	16,215,060
Dryden CLO, Ltd.:
Series 2021-76A Class A1R, CME Term SOFR 3 Month Index + 1.410% 6.7362% 10/20/34 (b)(f)(g)	26,558,000	26,617,570
Series 2024-83A Class AR, CME Term SOFR 3 Month Index + 1.530% 6.8642% 4/18/37 (b)(f)(g)	24,322,000	24,350,676
Dryden CLO, Ltd. / Dryden CLO, LLC Series 2021-86A Class A1R, CME Term SOFR 3 Month Index + 1.360% 6.6787% 7/17/34 (b)(f)(g)	23,939,000	23,984,795
Dryden Senior Loan Fund:
Series 2018-58A Class A1, CME Term SOFR 3 Month Index + 1.260% 6.5787% 7/17/31 (b)(f)(g)	6,215,491	6,223,446
Series 2021-85A Class AR, CME Term SOFR 3 Month Index + 1.410% 6.7402% 10/15/35 (b)(f)(g)	21,145,000	21,191,963
Series 2021-90A Class A1A, CME Term SOFR 3 Month Index + 1.390% 6.7174% 2/20/35 (b)(f)(g)	12,306,000	12,341,626
Series 2024-78A Class A1R, CME Term SOFR 3 Month Index + 1.530% 6.8471% 4/17/37 (b)(f)(g)	30,702,000	30,748,913
Eaton Vance CLO, Ltd.:
Series 2021-1A Class AR, CME Term SOFR 3 Month Index + 1.360% 6.6902% 4/15/31 (b)(f)(g)	10,674,000	10,700,973
Series 2021-2A Class AR, CME Term SOFR 3 Month Index + 1.410% 6.7402% 1/15/35 (b)(f)(g)	36,609,000	36,705,428
Series 2024-1A Class AR2, CME Term SOFR 3 Month Index + 1.510% 0% 7/15/37 (b)(f)(g)	24,041,000	24,057,757
Eaton Vance CLO, Ltd. / Eaton Vance CLO LLC Series 2021-1A Class A13R, CME Term SOFR 3 Month Index + 1.510% 6.8402% 1/15/34 (b)(f)(g)	6,600,000	6,619,595
Elmwood CLO Ltd. Series 2021-5A Class E, CME Term SOFR 3 Month Index + 6.610% 11.9362% 1/20/35 (b)(f)(g)	685,000	687,446
Enterprise Fleet Financing Series 2024-2:
Class A2, 5.74% 12/20/26 (b)	9,600,000	9,613,042
Class A3, 5.61% 4/20/28 (b)	9,502,000	9,515,244
Enterprise Fleet Financing 2023-3 L Series 2023-3 Class A2, 6.4% 3/20/30 (b)	19,358,000	19,543,899
FirstKey Homes Trust:
Series 2020-SFR1 Class F2, 4.284% 8/17/37 (b)	756,000	727,304
Series 2021-SFR1 Class F1, 3.238% 8/17/38 (b)	473,000	426,410
Flatiron CLO Ltd. Series 2021-1A:
Class A1, CME Term SOFR 3 Month Index + 1.370% 6.6982% 7/19/34 (b)(f)(g)	16,641,000	16,693,452
Class AR, CME Term SOFR 3 Month Index + 1.340% 6.6683% 11/16/34 (b)(f)(g)	23,750,000	23,816,761
Flatiron CLO Ltd. / Flatiron CLO LLC Series 2024-1A Class AR, CME Term SOFR 3 Month Index + 1.380% 6.6613% 5/20/36 (b)(f)(g)	41,926,000	42,156,090
Ford Credit Auto Owner Trust:
Series 2018-1 Class A, 3.19% 7/15/31 (b)	5,100,000	5,021,366
Series 2020-2 Class A, 1.06% 4/15/33 (b)	7,100,000	6,680,915
Ford Credit Floorplan Master Owner Trust:
Series 2023-1 Class A1, 4.92% 5/15/28 (b)	6,100,000	6,039,005
Series 2024-1 Class A1, 5.29% 4/15/29 (b)	14,200,000	14,207,448
GM Financial Automobile Leasing Trust Series 2023-2 Class A2A, 5.44% 10/20/25	3,311,344	3,309,159
Gm Financial Consumer Automobile Re Series 2023-3 Class A3, 5.45% 6/16/28	10,757,000	10,772,516
Gm Financial Leasing Trust 202 Series 2023-3 Class A3, 5.38% 11/20/26	5,328,000	5,320,710
Gm Financial Revolving Receiva Series 2024-1 Class A, 4.98% 12/11/36 (b)	5,799,000	5,740,314
Goldentree Loan Management U.S. CLO 18, Ltd. Series 2024-21A Class DJ, CME Term SOFR 3 Month Index + 4.250% 4.25% 7/20/37 (b)(f)(g)	390,000	390,700
Goldentree Loan Management U.S. CLO 21, Ltd. Series 2024-21A Class E, CME Term SOFR 3 Month Index + 5.700% 5.6% 7/20/37 (b)(f)(g)	567,000	568,526
Home Partners of America Trust:
Series 2019-2 Class F, 3.866% 10/19/39 (b)	887,351	792,204
Series 2021-2 Class G, 4.505% 12/17/26 (b)	3,991,081	3,536,222
Series 2021-3 Class F, 4.242% 1/17/41 (b)	580,528	496,930
Honda Auto Receivables Series 2023-2 Class A3, 4.93% 11/15/27	11,200,000	11,124,817
Honda Auto Receivables 2023-3 Series 2023-3 Class A3, 5.41% 2/18/28	6,100,000	6,101,123
Horizon Aircraft Finance I Ltd. Series 2018-1 Class A, 4.458% 12/15/38 (b)	6,511,943	5,894,598
Horizon Aircraft Finance Ltd. Series 2019-1 Class A, 3.721% 7/15/39 (b)	6,268,720	5,704,510
Hyundai Auto Lease Securitizat Series 2024-B Class A3, 5.41% 5/17/27 (b)	21,100,000	21,130,430
Invesco CLO Ltd. Series 2021-3A Class A, CME Term SOFR 3 Month Index + 1.390% 6.7162% 10/22/34 (b)(f)(g)	16,712,000	16,737,887
Invesco U.S. Clo 2023-2 Ltd. Series 2023-2A Class F, CME Term SOFR 3 Month Index + 7.580% 12.9046% 4/21/36 (b)(f)(g)	327,000	327,368
Invesco U.S. Clo 2024-1 Ltd. Series 2024-1RA Class AR, CME Term SOFR 3 Month Index + 1.550% 6.8694% 4/15/37 (b)(f)(g)	21,493,000	21,628,320
Invesco U.S. CLO Ltd. Series 2024-3A Class A, CME Term SOFR 3 Month Index + 1.510% 0% 7/20/37 (b)(e)(f)(g)	19,593,000	19,606,500
KKR CLO Ltd. Series 2022-41A Class A1, CME Term SOFR 3 Month Index + 1.330% 6.6586% 4/15/35 (b)(f)(g)	37,587,000	37,654,657
Madison Park Funding Series 2024-19A Class AR3, CME Term SOFR 3 Month Index + 1.600% 6.9246% 1/22/37 (b)(f)(g)	12,766,000	12,887,494
Madison Park Funding L Ltd. / Madison Park Funding L LLC Series 2021-50A Class A, CME Term SOFR 3 Month Index + 1.400% 6.7282% 4/19/34 (b)(f)(g)	33,250,000	33,404,712
Madison Park Funding LII Ltd. / Madison Park Funding LII LLC Series 2021-52A Class A, CME Term SOFR 3 Month Index + 1.360% 6.6862% 1/22/35 (b)(f)(g)	26,843,000	26,848,691
Madison Park Funding XLV Ltd./Madison Park Funding XLV LLC Series 2021-45A Class AR, CME Term SOFR 3 Month Index + 1.380% 6.7102% 7/15/34 (b)(f)(g)	16,653,000	16,693,750
Madison Park Funding XXXII, Ltd. / Madison Park Funding XXXII LLC Series 2021-32A Class A2R, CME Term SOFR 3 Month Index + 1.460% 6.7862% 1/22/31 (b)(f)(g)	7,234,000	7,236,373
Madison Pk Funding Lxvii Ltd. / Mad Series 2024-67A Class A1, CME Term SOFR 3 Month Index + 1.510% 6.8002% 4/25/37 (b)(f)(g)	27,525,000	27,584,647
Magnetite CLO LTD Series 2023-36A Class A, CME Term SOFR 3 Month Index + 1.800% 7.1246% 4/22/36 (b)(f)(g)	11,974,000	12,056,788
Magnetite CLO Ltd. Series 2021-27A Class AR, CME Term SOFR 3 Month Index + 1.400% 6.7262% 10/20/34 (b)(f)(g)	5,653,000	5,670,112
Magnetite IX, Ltd. / Magnetite IX LLC Series 2021-30A Class A, CME Term SOFR 3 Month Index + 1.390% 6.7152% 10/25/34 (b)(f)(g)	28,658,000	28,739,131
Magnetite XXI Ltd. Series 2021-21A Class AR, CME Term SOFR 3 Month Index + 1.280% 6.6062% 4/20/34 (b)(f)(g)	23,008,000	23,070,375
Magnetite XXIII, Ltd. Series 2021-23A Class AR, CME Term SOFR 3 Month Index + 1.390% 6.7152% 1/25/35 (b)(f)(g)	19,791,000	19,800,104
Magnetite XXIX, Ltd. / Magnetite XXIX LLC Series 2021-29A Class A, CME Term SOFR 3 Month Index + 1.250% 6.5802% 1/15/34 (b)(f)(g)	27,304,115	27,365,085
Marlette Funding Trust 2023-3 Series 2023-3A Class A, 6.49% 9/15/33 (b)	5,106,339	5,109,550
Mercedes-Benz Auto Lease Trust Series 2024-A Class A3, 5.32% 1/18/28	16,350,000	16,335,995
Merchants Fleet Funding LLC Series 2023-1A Class A, 7.21% 5/20/36 (b)	11,737,318	11,787,770
Midocean Credit Clo Xii Ltd. Series 2024-12A Class ER, CME Term SOFR 3 Month Index + 6.650% 11.9769% 4/18/36 (b)(f)(g)	326,000	327,279
Midocean Credit Clo Xv Ltd. Series 2024-15A Class E, CME Term SOFR 3 Month Index + 6.250% 0% 7/21/37 (b)(e)(f)(g)	250,000	250,700
Milos CLO, Ltd. Series 2020-1A Class AR, CME Term SOFR 3 Month Index + 1.330% 6.6562% 10/20/30 (b)(f)(g)	18,188,280	18,208,996
Neuberger Berman Loan Advisers Series 2024-2A Class E, CME Term SOFR 3 Month Index + 7.500% 12.8235% 4/20/38 (b)(f)(g)	613,000	627,828
Nissan Master Owner Trust Receiva Series 2024-B Class A, 5.05% 2/15/29 (b)	11,700,000	11,610,916
Oak Hill Credit Partners Series 2024-18A:
Class A1, 6.7917% 4/20/37 (b)(f)	31,144,000	31,297,789
Class A2, CME Term SOFR 3 Month Index + 1.650% 6.9417% 4/20/37 (b)(f)(g)	1,651,000	1,659,148
OCP CLO Ltd.:
Series 2021-21A Class E, CME Term SOFR 3 Month Index + 6.540% 11.8662% 7/20/34 (b)(f)(g)	325,000	326,011
Series 2024-11A Class ER2, CME Term SOFR 3 Month Index + 6.820% 12.1412% 4/26/36 (b)(f)(g)	428,000	432,551
Oha Credit Funding 2 Ltd. Series 2021-2A Class ER, CME Term SOFR 3 Month Index + 6.620% 11.9462% 4/21/34 (b)(f)(g)	445,000	448,006
Palmer Square Clo 2024-2 Ltd. Series 2024-2A Class E, CME Term SOFR 3 Month Index + 5.700% 5.7% 7/20/37 (b)(e)(f)(g)	500,000	500,000
Palmer Square CLO Ltd. Series 2023-4A Class E, CME Term SOFR 3 Month Index + 6.750% 12.0746% 10/20/33 (b)(f)(g)	309,000	313,078
Palmer Square Ln Funding 2024-3 Series 2024-3A Class D, CME Term SOFR 3 Month Index + 5.400% 0% 8/8/32 (b)(e)(f)(g)	800,000	802,216
Park Place Securities, Inc. Series 2005-WCH1 Class M4, CME Term SOFR 1 Month Index + 1.350% 6.6844% 1/25/36 (f)(g)	121,193	119,410
Peace Park CLO, Ltd. Series 2021-1A Class A, CME Term SOFR 3 Month Index + 1.390% 6.7162% 10/20/34 (b)(f)(g)	21,089,000	21,142,102
Planet Fitness Master Issuer LLC:
Series 2018-1A Class A2II, 4.666% 9/5/48 (b)	35,598,150	34,885,151
Series 2019-1A Class A2, 3.858% 12/5/49 (b)	17,077,970	15,371,867
Series 2022-1A:
Class A2I, 3.251% 12/5/51 (b)	22,644,860	21,154,350
Class A2II, 4.008% 12/5/51 (b)	16,420,880	14,367,687
Progress Residential:
Series 2022-SFR3 Class F, 6.6% 4/17/39 (b)	1,450,000	1,380,733
Series 2022-SFR4 Class E1, 6.121% 5/17/41 (b)	1,423,000	1,385,489
Series 2022-SFR5:
Class E1, 6.618% 6/17/39 (b)	922,000	909,578
Class E2, 6.863% 6/17/39 (b)	1,544,000	1,525,206
Progress Residential Trust:
Series 2021-SFR2 Class H, 4.998% 4/19/38 (b)	735,000	678,280
Series 2021-SFR6:
Class F, 3.422% 7/17/38 (b)	546,000	499,042
Class G, 4.003% 7/17/38 (b)	273,000	246,366
Series 2021-SFR8:
Class F, 3.181% 10/17/38 (b)	361,000	323,092
Class G, 4.005% 10/17/38 (b)	2,380,000	2,119,221
Series 2022-SFR2 Class E2, 4.8% 4/17/27 (b)	1,225,000	1,136,100
Project Silver Series 2019-1 Class A, 3.967% 7/15/44 (b)	12,707,162	11,183,701
Prpm 2023-Rcf2 LLC Series 2023-RCF2 Class A1, 4% 11/25/53 (b)	6,619,766	6,304,062
Regatta XXVII Funding Ltd. Series 2024-1A Class E, CME Term SOFR 3 Month Index + 6.500% 11.7956% 4/26/37 (b)(f)(g)	430,000	437,232
Retained Vantage Data Ctrs Iss Series 2023-2A Class A2, 5.05% 9/15/48 (b)	1,670,000	1,558,608
Rockland Park CLO Ltd. Series 2021-1A Class A, CME Term SOFR 3 Month Index + 1.380% 6.7062% 4/20/34 (b)(f)(g)	31,749,000	31,820,245
RR Ltd. Series 2022-7A Class A1AB, CME Term SOFR 3 Month Index + 1.340% 6.6686% 1/15/37 (b)(f)(g)	31,230,000	31,285,152
Sapphire Aviation Finance Series 2020-1A:
Class A, 3.228% 3/15/40 (b)	14,643,044	13,325,609
Class B, 4.335% 3/15/40 (b)	1,612,314	1,233,355
SBA Tower Trust:
Series 2019, 2.836% 1/15/50 (b)	22,598,000	22,145,825
1.884% 7/15/50 (b)	9,101,000	8,511,285
2.328% 7/15/52 (b)	6,959,000	6,194,399
Sbna Auto Lease Trust Series 2024-B Class A3, 5.56% 11/22/27 (b)	14,000,000	13,993,697
Sfs Auto Receivables Securitiz Series 2023-1A Class A2A, 5.89% 3/22/27 (b)	5,633,912	5,638,232
Sfs Auto Receivables Securitization Trust Series 2024-2A Class A3, 5.33% 11/20/29 (b)	8,257,000	8,245,520
Starwood Mortgage Residential Trust Series 2022-SFR3 Class F, CME Term SOFR 1 Month Index + 4.500% 9.8168% 5/17/39 (b)(f)(g)	2,884,000	2,819,107
Subway Funding LLC Issuer Series 2024-1A:
Class A23, 6.505% 7/30/54 (b)	20,726,000	20,726,000
Class A2I, 6.028% 7/30/54 (b)	39,753,000	39,753,000
Class A2II, 6.268% 7/30/54 (b)	23,633,000	23,633,000
SYMP Series 2022-32A Class A1, CME Term SOFR 3 Month Index + 1.320% 6.6464% 4/23/35 (b)(f)(g)	32,177,000	32,262,848
Symphony Clo 43 Ltd. Series 2024-43A Class A1, CME Term SOFR 3 Month Index + 1.520% 6.8465% 4/15/37 (b)(f)(g)	19,181,000	19,298,963
Symphony CLO XIX, Ltd. / Symphony CLO XIX LLC Series 2018-19A Class A, CME Term SOFR 3 Month Index + 1.220% 6.5493% 4/16/31 (b)(f)(g)	10,129,185	10,148,238
Symphony CLO XXI, Ltd. Series 2021-21A Class AR, CME Term SOFR 3 Month Index + 1.320% 6.6502% 7/15/32 (b)(f)(g)	3,095,000	3,099,441
Symphony CLO XXV Ltd. / Symphony CLO XXV LLC Series 2021-25A Class A, CME Term SOFR 3 Month Index + 1.240% 6.5682% 4/19/34 (b)(f)(g)	28,855,000	28,895,541
Symphony CLO XXVI Ltd. / Symphony CLO XXVI LLC Series 2021-26A Class AR, CME Term SOFR 3 Month Index + 1.340% 6.6662% 4/20/33 (b)(f)(g)	30,048,000	30,122,339
Taberna Preferred Funding VI Ltd. Series 2006-6A Class F1, CME Term SOFR 3 Month Index + 4.760% 10.0892% (b)(d)(f)(g)(j)	896,512	0
Terwin Mortgage Trust Series 2003-4HE Class A1, CME Term SOFR 1 Month Index + 0.970% 6.2994% 9/25/34 (f)(g)	12,224	12,266
Tesla Series 2024-A Class A2A, 5.37% 6/22/26 (b)	6,013,000	5,998,427
Tesla Auto Lease Trust 2023-B Series 2023-B:
Class A2, 6.02% 9/22/25 (b)	19,274,386	19,297,618
Class A3, 6.13% 9/21/26 (b)	14,800,000	14,873,803
Tesla Auto Lease Trust 23-A Series 2023-A Class A3, 5.89% 6/22/26 (b)	12,465,000	12,479,302
Thunderbolt Aircraft Lease Ltd.:
Series 2017-A Class A, 6.212% 5/17/32 (b)(f)	3,080,503	3,021,875
Series 2018-A Class A, 4.147% 9/15/38 (b)(f)	13,630,723	12,269,832
Thunderbolt III Aircraft Lease Ltd. Series 2019-1 Class A, 3.671% 11/15/39 (b)	19,933,931	17,357,470
Towd Point Mortgage Trust Series 2018-1 Class A1, 3% 1/25/58 (b)	694,982	675,767
Toyota Lease Owner Trust:
Series 2023 A Class A3, 4.93% 4/20/26 (b)	12,231,000	12,165,209
Series 2024-A Class A3, 5.25% 4/20/27 (b)	10,400,000	10,368,469
Trapeza CDO XII Ltd./Trapeza CDO XII, Inc. Series 2007-12A Class B, CME Term SOFR 3 Month Index + 0.820% 6.1235% 4/6/42 (b)(f)(g)	1,639,000	1,172,134
Trestles Clo 2017-1 Ltd. Series 2021-1A Class DR, CME Term SOFR 3 Month Index + 6.510% 11.8352% 4/25/32 (b)(f)(g)	1,296,000	1,296,967
Tricon American Homes:
Series 2019-SFR1 Class F, 3.745% 3/17/38 (b)	924,000	880,523
Series 2020-SFR1 Class F, 4.882% 7/17/38 (b)	269,000	257,803
Tricon Residential Series 2022-SFR1:
Class E1, 5.344% 4/17/39 (b)	1,931,000	1,841,827
Class E2, 5.739% 4/17/39 (b)	2,399,000	2,291,707
Tricon Residential 2023-Sfr1 T Series 2023-SFR1 Class E, 7.977% 7/17/40 (b)	476,000	478,375
Tricon Residential Trust Series 2021-SFR1 Class G, 4.133% 7/17/38 (b)	315,000	285,074
VB-S1 Issuer LLC Series 2024-1A:
Class D, 6.644% 5/15/54 (b)	1,980,000	1,980,027
Class F, 8.871% 5/15/54 (b)	2,537,000	2,548,890
Volkswagen Auto Lease Trust 2024- Series 2024-A Class A3, 5.21% 6/21/27	9,800,000	9,769,233
Voya Clo 2023-1 Ltd. Series 2023-1A Class A1, CME Term SOFR 3 Month Index + 1.800% 7.1702% 1/20/37 (b)(f)(g)	23,148,000	23,425,753
Voya Clo Ltd. Series 2024-1A Class A1, CME Term SOFR 3 Month Index + 1.520% 6.8461% 4/15/37 (b)(f)(g)	18,502,000	18,531,085
Voya CLO Ltd./Voya CLO LLC:
Series 2021-2A Class A1R, CME Term SOFR 3 Month Index + 1.420% 6.7482% 7/19/34 (b)(f)(g)	15,449,000	15,478,090
Series 2021-3A Class AR, CME Term SOFR 3 Month Index + 1.410% 6.7362% 10/20/34 (b)(f)(g)	31,775,000	31,868,673
Voya CLO, Ltd. Series 2021-1A Class AR, CME Term SOFR 3 Month Index + 1.410% 6.7393% 7/16/34 (b)(f)(g)	15,502,000	15,527,764
Wheels Fleet Lease Funding 1 L:
Series 2023-2A Class A, 6.46% 8/18/38 (b)	23,500,000	23,707,214
Series 2024-1A Class A1, 5.49% 2/18/39 (b)	12,600,000	12,572,595
Willis Engine Structured Trust Vi Series 2023-A Class A, 8% 10/15/48 (b)	11,688,129	12,331,210
World Omni Auto Receivables Trust:
Series 2023 B Class A3, 4.66% 5/15/28	12,950,000	12,811,299
Series 2023-C Class A3, 5.15% 11/15/28	6,547,000	6,519,145
Series 2024-B Class A3, 5.27% 9/17/29	7,000,000	6,987,789
TOTAL ASSET-BACKED SECURITIES (Cost $2,820,946,537)		2,795,519,295

Collateralized Mortgage Obligations - 1.9%
	Principal Amount (a)	Value ($)
Private Sponsor - 0.3%
Ajax Mortgage Loan Trust sequential payer Series 2021-E Class A1, 1.74% 12/25/60 (b)	10,585,215	8,971,118
Brass PLC Series 2021-10A Class A1, 0.669% 4/16/69 (b)(f)	3,075,024	3,018,025
Bravo Residential Funding Trust sequential payer Series 2023-RPL1 Class A1, 5% 5/25/63 (b)	13,564,082	13,224,928
CFMT Series 2022-HB10 Class A, 3.25% 11/25/35 (b)	9,479,550	9,305,270
Cfmt LLC floater sequential payer Series 2024-HB13 Class A, 3% 5/25/34 (b)(f)	12,471,000	11,896,087
Citigroup Mortgage Loan Trust sequential payer Series 2014-8 Class 2A1, 3.45% 6/27/37 (b)(f)	33,220	32,893
COMM Mortgage Trust Series 2015-LC19 Class C, 4.2118% 2/10/48 (f)	2,097,600	1,948,769
Countrywide Home Loans, Inc. Series 2003-R1 Class 2B4, 3.3614% 2/25/43 (b)(f)	3,464	393
CSMC:
floater Series 2015-1R Class 6A1, CME Term SOFR 1 Month Index + 0.390% 4.3318% 5/27/37 (b)(f)(g)	460,404	449,877
Series 2014-3R Class 2A1, CME Term SOFR 1 Month Index + 0.810% 0% 5/27/37 (b)(f)(g)(j)	153,098	15
Gs Mtg-Backed Securities Trust 2024-Rpl Series 2024-RPL2 Class A1, 3.75% 7/25/61 (b)	4,200,885	3,969,845
MFA Trust sequential payer Series 2022-RPL1 Class A1, 3.3% 8/25/61 (b)	7,205,269	6,606,232
NYMT Loan Trust sequential payer Series 2021-CP1 Class A1, 2.0424% 7/25/61 (b)	2,907,870	2,624,213
Nymt Loan Trust 2024-Cp1 sequential payer Series 2024-CP1 Class A1, 3.75% 2/25/68 (b)	5,156,436	4,702,894
Ocwen Ln Investment Trust 2023-Hb1 Series 2023-HB1 Class A, 3% 6/25/36 (b)	2,221,460	2,134,985
Ocwen Loan Invest Trust Series 2024-HB1 Class A, 3% 2/25/37 (b)	1,981,724	1,879,137
Pret 2024-Rpl1 Trust sequential payer Series 2024-RPL1 Class A1, 3.9% 10/25/63 (b)	8,971,899	8,393,899
Prpm 2024-Rcf3 LLC Series 2024-RCF3 Class A1, 4% 5/25/54 (b)	11,481,000	10,969,554
Prpm 2024-Rpl2 LLC Series 2024-RPL2 Class A1, 3.5% 5/25/54 (b)(f)	11,300,000	10,634,430
RMF Buyout Issuance Trust:
sequential payer Series 2021-HB1 Class A, 1.2586% 11/25/31 (b)	2,782,298	2,715,321
Series 2020-HB1 Class A1, 1.7188% 10/25/50 (b)	2,694,580	2,527,878
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, CME Term SOFR 6 Month Index + 1.300% 6.5595% 7/20/34 (f)(g)	2,346	2,137
Thornburg Mortgage Securities Trust floater Series 2003-4 Class A1, CME Term SOFR 1 Month Index + 0.750% 6.0794% 9/25/43 (f)(g)	1,109,374	1,055,975
Towd Point Mortgage Trust sequential payer Series 2022-K147 Class A2, 3.75% 7/25/62 (b)	7,117,491	6,542,762
TOTAL PRIVATE SPONSOR		113,606,637
U.S. Government Agency - 1.6%
Fannie Mae:
floater:
Series 2002-18 Class FD, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 0.910% 6.2382% 2/25/32 (f)(g)	3,650	3,648
Series 2002-39 Class FD, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 1.110% 6.4379% 3/18/32 (f)(g)	6,703	6,738
Series 2002-60 Class FV, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 1.110% 6.4382% 4/25/32 (f)(g)	7,250	7,284
Series 2002-63 Class FN, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 1.110% 6.4382% 10/25/32 (f)(g)	9,083	9,126
Series 2002-7 Class FC, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 0.860% 6.1882% 1/25/32 (f)(g)	3,391	3,385
Series 2003-118 Class S, 7.980% - U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 2.6618% 12/25/33 (f)(r)(s)	136,792	17,087
Series 2006-104 Class GI, 6.560% - U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 1.2418% 11/25/36 (f)(r)(s)	98,861	8,074
planned amortization class:
Series 1999-17 Class PG, 6% 4/25/29	30,391	30,557
Series 1999-32 Class PL, 6% 7/25/29	40,929	40,962
Series 1999-33 Class PK, 6% 7/25/29	29,514	29,528
Series 2001-52 Class YZ, 6.5% 10/25/31	5,206	5,263
Series 2005-102 Class CO 11/25/35 (t)	20,482	17,217
Series 2005-73 Class SA, 17.500% x U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 3.4106% 8/25/35 (f)(g)(s)	4,173	4,093
Series 2005-81 Class PC, 5.5% 9/25/35	67,850	67,963
Series 2006-12 Class BO 10/25/35 (t)	92,188	79,532
Series 2006-15 Class OP 3/25/36 (t)	134,064	110,352
Series 2006-37 Class OW 5/25/36 (t)	13,292	10,419
Series 2006-45 Class OP 6/25/36 (t)	41,305	33,192
Series 2006-62 Class KP 4/25/36 (t)	66,208	53,523
Series 2012-134 Class MX, 3.5% 5/25/42	507,220	483,337
Series 2012-149:
Class DA, 1.75% 1/25/43	1,163,380	1,051,678
Class GA, 1.75% 6/25/42	1,373,039	1,232,648
Series 2017-22 Class ED, 3.5% 6/25/44	479,214	467,772
Series 2021-45 Class DA, 3% 7/25/51	4,765,122	4,120,662
Series 2021-69 Class JK, 1.5% 10/25/51	2,744,306	2,222,275
Series 2022-2 Class TH, 2.5% 2/25/52	1,656,040	1,462,710
sequential payer:
Series 1997-41 Class J, 7.5% 6/18/27	5,276	5,376
Series 1999-25 Class Z, 6% 6/25/29	32,266	31,968
Series 2001-20 Class Z, 6% 5/25/31	38,362	38,430
Series 2001-31 Class ZC, 6.5% 7/25/31	18,046	18,039
Series 2002-16 Class ZD, 6.5% 4/25/32	17,228	17,438
Series 2002-74 Class SV, 7.430% - U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 2.1118% 11/25/32 (f)(r)(s)	20,326	410
Series 2012-67 Class AI, 4.5% 7/25/27 (r)	29,218	436
Series 2016-104 Class B, 4% 12/25/44	1,002,729	964,702
Series 2016-99 Class KA, 4% 11/25/42	1,185,091	1,149,884
Series 2020-101 Class BA, 1.5% 9/25/45	4,096,848	3,441,282
Series 2020-43 Class MA, 2% 1/25/45	5,102,860	4,535,260
Series 2020-49 Class JA, 2% 8/25/44	2,324,763	2,081,639
Series 2020-51 Class BA, 2% 6/25/46	7,968,629	6,712,147
Series 2020-80 Class BA, 1.5% 3/25/45	5,744,745	4,853,946
Series 2021-68 Class A, 2% 7/25/49	4,850,439	3,724,962
Series 2021-85 Class L, 2.5% 8/25/48	2,686,934	2,286,874
Series 2021-95:
Class 0, 2.5% 9/25/48	8,143,393	6,952,794
Class BA, 2.5% 6/25/49	12,234,366	10,426,459
Series 2021-96:
Class AH, 2.5% 3/25/49	28,996,505	24,997,861
Class HA, 2.5% 2/25/50	4,246,580	3,610,538
Series 2022-1 Class KA, 3% 5/25/48	2,606,733	2,316,354
Series 2022-11 Class B, 3% 6/25/49	3,433,681	3,072,773
Series 2022-13:
Class HA, 3% 8/25/46	2,808,743	2,553,503
Class JA, 3% 5/25/48	5,106,645	4,587,362
Series 2022-15 Class GC, 3% 1/25/47	4,286,765	3,882,358
Series 2022-17 Class BH, 3% 5/25/47	4,691,782	4,272,179
Series 2022-25 Class AB, 4% 9/25/47	4,679,086	4,434,732
Series 2022-3:
Class D, 2% 2/25/48	11,839,342	10,230,953
Class N, 2% 10/25/47	30,732,186	26,076,204
Series 2022-30 Class E, 4.5% 7/25/48	6,778,846	6,482,483
Series 2022-35 Class CK, 4% 3/25/47	9,575,891	8,905,553
Series 2022-4 Class B, 2.5% 5/25/49	3,104,262	2,643,098
Series 2022-49 Class TC, 4% 12/25/48	2,168,556	2,033,122
Series 2022-5:
Class 0, 2.5% 6/25/48	3,518,850	3,034,267
Class BA, 2.5% 12/25/49	3,889,970	3,249,263
Class DA, 2.25% 11/25/47	10,213,642	8,836,093
Series 2022-69 Class AB, 4.5% 1/25/44	8,861,169	8,448,129
Series 2022-7:
Class A, 3% 5/25/48	3,716,023	3,302,118
Class E, 2.5% 11/25/47	11,805,694	10,347,530
Series 2022-9 Class BA, 3% 5/25/48	3,836,082	3,408,606
Series 06-116 Class SG, 6.520% - U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 1.2018% 12/25/36 (f)(r)(s)	65,622	5,466
Series 07-40 Class SE, 6.320% - U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 1.0018% 5/25/37 (f)(r)(s)	33,172	3,039
Series 2003-21 Class SK, 7.980% - U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 2.6618% 3/25/33 (f)(r)(s)	7,160	637
Series 2005-72 Class ZC, 5.5% 8/25/35	544,594	537,503
Series 2005-79 Class ZC, 5.9% 9/25/35	435,446	432,333
Series 2007-57 Class SA, 40.600% x U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 7.9907% 6/25/37 (f)(g)(s)	27,988	31,399
Series 2007-66:
Class SA, 38.910% x U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 6.9707% 7/25/37 (f)(g)(s)	42,651	47,895
Class SB, 38.910% x U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 6.9707% 7/25/37 (f)(g)(s)	10,218	10,626
Series 2010-135 Class ZA, 4.5% 12/25/40	927,302	892,792
Series 2010-150 Class ZC, 4.75% 1/25/41	1,555,421	1,498,237
Series 2010-95 Class ZC, 5% 9/25/40	3,283,653	3,211,793
Series 2011-39 Class ZA, 6% 11/25/32	157,479	159,890
Series 2011-4 Class PZ, 5% 2/25/41	549,479	514,626
Series 2011-67 Class AI, 4% 7/25/26 (r)	5,801	104
Series 2012-100 Class WI, 3% 9/25/27 (r)	448,309	14,085
Series 2012-9 Class SH, 6.430% - U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 1.1118% 6/25/41 (f)(r)(s)	23,612	105
Series 2013-133 Class IB, 3% 4/25/32 (r)	110,065	1,567
Series 2013-134 Class SA, 5.930% - U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 0.6118% 1/25/44 (f)(r)(s)	220,058	18,865
Series 2013-51 Class GI, 3% 10/25/32 (r)	734,535	35,693
Series 2013-N1 Class A, 6.600% - U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 1.2818% 6/25/35 (f)(r)(s)	177,888	10,859
Series 2015-42 Class IL, 6% 6/25/45 (r)	1,229,251	196,302
Series 2015-70 Class JC, 3% 10/25/45	1,101,585	1,021,030
Series 2017-30 Class AI, 5.5% 5/25/47 (r)	742,508	119,643
Series 2020-39 Class MG, 1.5% 6/25/40	14,354,352	11,643,103
Series 2020-45:
Class JC, 1.5% 7/25/40	14,620,221	11,849,817
Class JL, 3% 7/25/40	243,408	214,795
Series 2020-59 Class MC, 1.5% 8/25/40	16,072,842	13,029,745
Series 2021-21 Class HG, 2% 11/25/47	3,776,677	3,269,947
Series 2021-59 Class H, 2% 6/25/48	2,734,812	2,158,539
Series 2021-66:
Class DA, 2% 1/25/48	2,959,342	2,347,557
Class DM, 2% 1/25/48	3,144,932	2,494,780
Series 2022-28 Class A, 2.5% 2/25/52	8,825,597	8,055,344
Series 2023-13 Class CK, 1.5% 11/25/50	8,575,919	6,587,498
Fannie Mae Stripped Mortgage-Backed Securities:
Series 339 Class 5, 5.5% 7/25/33 (r)	34,027	5,134
Series 343 Class 16, 5.5% 5/25/34 (r)	31,639	4,807
Series 348 Class 14, 6.5% 8/25/34 (f)(r)	20,724	3,810
Series 351:
Class 12, 5.5% 4/25/34 (f)(r)	12,766	2,017
Class 13, 6% 3/25/34 (r)	19,662	3,409
Series 359 Class 19, 6% 7/25/35 (f)(r)	11,285	2,042
Series 384 Class 6, 5% 7/25/37 (r)	132,936	21,732
Freddie Mac:
floater:
Series 2412 Class FK, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 0.910% 6.2382% 1/15/32 (f)(g)	2,638	2,636
Series 2423 Class FA, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 1.010% 6.3382% 3/15/32 (f)(g)	3,892	3,899
Series 2424 Class FM, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 1.110% 6.4382% 3/15/32 (f)(g)	3,655	3,671
Series 2432:
Class FE, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 1.010% 6.3382% 6/15/31 (f)(g)	6,264	6,275
Class FG, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 1.010% 6.3382% 3/15/32 (f)(g)	2,242	2,246
planned amortization class:
Series 2012-4026 Class MQ, 4% 4/15/42	122,908	116,591
Series 2017-4676 Class VD, 4% 8/15/37	269,556	266,906
Series 2017-4744 Class JA, 3% 9/15/47	1,024,285	910,017
Series 2017-4746 Class PA, 4% 2/15/47	1,109,545	1,058,776
Series 2020-5050 Class KP, 1% 12/25/50	1,834,851	1,451,710
Series 2021-5141 Class JM, 1.5% 4/25/51	2,028,748	1,634,376
Series 2021-5148:
Class AD, 1.5% 10/25/51	2,733,680	2,203,540
Class PC, 1.5% 10/25/51	2,708,851	2,158,753
Series 2022-5214 Class CG, 3.5% 4/25/52	3,920,866	3,605,421
Series 2022-5220 Class PK, 3.5% 1/25/51	5,513,120	5,078,766
Series 2095 Class PE, 6% 11/15/28	39,027	39,130
Series 2101 Class PD, 6% 11/15/28	3,681	3,688
Series 2121 Class MG, 6% 2/15/29	16,768	16,817
Series 2131 Class BG, 6% 3/15/29	117,624	118,008
Series 2137 Class PG, 6% 3/15/29	19,481	19,540
Series 2154 Class PT, 6% 5/15/29	31,397	31,500
Series 2162 Class PH, 6% 6/15/29	6,033	6,038
Series 2520 Class BE, 6% 11/15/32	66,701	67,282
Series 2693 Class MD, 5.5% 10/15/33	624,041	617,247
Series 2802 Class OB, 6% 5/15/34	42,023	42,184
Series 3002 Class NE, 5% 7/15/35	155,215	152,895
Series 3110 Class OP 9/15/35 (t)	23,915	22,707
Series 3119 Class PO 2/15/36 (t)	155,278	122,955
Series 3121 Class KO 3/15/36 (t)	24,097	20,171
Series 3123 Class LO 3/15/36 (t)	87,451	69,856
Series 3145 Class GO 4/15/36 (t)	93,103	74,928
Series 3189 Class PD, 6% 7/15/36	146,657	149,560
Series 3225 Class EO 10/15/36 (t)	47,836	37,881
Series 3258 Class PM, 5.5% 12/15/36	50,453	50,680
Series 3415 Class PC, 5% 12/15/37	64,687	63,679
Series 3832 Class PE, 5% 3/15/41	625,772	615,465
Series 4135 Class AB, 1.75% 6/15/42	1,057,251	954,951
sequential payer:
Series 2014-4422 Class LA, 4.5% 3/15/43	125,024	124,348
Series 2015-4492 Class LB, 4% 3/15/44	172,416	170,901
Series 2015-4506 Class LB, 4% 4/15/44	369,496	365,796
Series 2015-4516 Class A, 4% 8/15/41	438,547	432,637
Series 2015-4522 Class LB, 4% 6/15/44	269,235	266,377
Series 2015-4535 Class LB, 4% 8/15/44	259,755	257,074
Series 2016-4636 Class AE, 4% 7/15/42	468,359	463,526
Series 2017-4646 Class LA, 4% 9/15/45	786,480	769,618
Series 2017-4661 Class AC, 4% 4/15/43	356,092	351,326
Series 2017-4671 Class JA, 4% 9/15/42	25,301	25,241
Series 2020-4993 Class LA, 2% 8/25/44	4,858,620	4,353,597
Series 2020-5018:
Class LC, 3% 10/25/40	1,640,333	1,450,922
Class LY, 3% 10/25/40	1,247,426	1,103,140
Series 2020-5058 Class BE, 3% 11/25/50	5,939,122	5,028,466
Series 2020-5066 Class A, 1.5% 11/25/44	1,947,868	1,667,869
Series 2021-5115 Class A, 2% 3/25/40	6,969,699	5,998,761
Series 2021-5139 Class JC, 2% 8/25/40	6,647,111	5,650,681
Series 2021-5147 Class WN, 2% 1/25/40	7,182,336	6,109,020
Series 2021-5169:
Class BA, 2.5% 5/25/49	6,907,317	5,866,333
Class TP, 2.5% 6/25/49	2,594,401	2,208,347
Series 2021-5175 Class CB, 2.5% 4/25/50	15,347,468	13,013,130
Series 2021-5178:
Class CT, 2% 11/25/40	7,267,058	6,130,704
Class TP, 2.5% 4/25/49	6,040,777	5,141,581
Series 2021-5180 Class KA, 2.5% 10/25/47	3,072,124	2,650,638
Series 2022-5189:
Class DA, 2.5% 5/25/49	2,005,525	1,682,646
Class TP, 2.5% 5/25/49	4,169,122	3,497,499
Series 2022-5190:
Class BA, 2.5% 11/25/47	1,927,361	1,660,991
Class CA, 2.5% 5/25/49	3,493,147	2,929,771
Series 2022-5191 Class CA, 2.5% 4/25/50	3,615,643	3,046,095
Series 2022-5197:
Class A, 2.5% 6/25/49	3,493,155	2,929,770
Class DA, 2.5% 11/25/47	1,463,298	1,262,799
Series 2022-5198 Class BA, 2.5% 11/25/47	6,517,915	5,713,856
Series 2022-5200:
Class C, 3% 5/25/48	8,563,905	7,691,461
Class LA, 3% 10/25/48	7,579,478	6,757,840
Series 2022-5202:
Class AG, 3% 1/25/49	1,970,999	1,752,959
Class BC, 3% 5/25/48	8,132,402	7,226,230
Class LB, 2.5% 10/25/47	1,565,802	1,352,656
Class UA, 3% 4/25/50	2,949,578	2,588,555
Series 2022-5210 Class TA, 3.5% 11/25/46	2,775,711	2,529,101
Series 2022-5248 Class A, 4% 4/15/48	8,219,471	7,885,901
Series 2135 Class JE, 6% 3/15/29	6,584	6,637
Series 2274 Class ZM, 6.5% 1/15/31	11,734	11,740
Series 2281 Class ZB, 6% 3/15/30	20,630	20,812
Series 2303 Class ZV, 6% 4/15/31	10,659	10,777
Series 2357 Class ZB, 6.5% 9/15/31	103,663	104,462
Series 2502 Class ZC, 6% 9/15/32	25,515	25,735
Series 2519 Class ZD, 5.5% 11/15/32	37,591	37,547
Series 2998 Class LY, 5.5% 7/15/25	2,937	2,927
Series 06-3115 Class SM, 6.480% - U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 1.1618% 2/15/36 (f)(r)(s)	48,234	3,580
Series 2013-4281 Class AI, 4% 12/15/28 (r)	9,810	63
Series 2017-4683 Class LM, 3% 5/15/47	1,675,963	1,567,946
Series 2020-5041:
Class LA, 1.5% 11/25/40	16,335,767	13,211,215
Class LB, 3% 11/25/40	2,791,702	2,470,987
Series 2020-5046 Class PT, 1.5% 11/25/40	12,402,516	10,028,796
Series 2021-5083 Class VA, 1% 8/15/38	6,977,273	6,491,007
Series 2021-5176 Class AG, 2% 1/25/47	11,557,396	9,746,332
Series 2021-5182 Class A, 2.5% 10/25/48	20,059,418	17,115,091
Series 2022-5210 Class AB, 3% 1/25/42	4,532,868	4,084,542
Series 2022-5213 Class AH, 2.25% 4/25/37	7,032,857	6,360,902
Series 2022-5236 Class P, 5% 4/25/48	3,081,083	3,018,427
Series 2022-5266 Class CD, 4.5% 10/25/44	7,346,449	7,108,939
Series 2933 Class ZM, 5.75% 2/15/35	875,833	882,412
Series 2947 Class XZ, 6% 3/15/35	281,114	284,512
Series 2996 Class ZD, 5.5% 6/15/35	586,737	586,972
Series 3237 Class C, 5.5% 11/15/36	732,407	734,640
Series 3244 Class SG, 6.540% - U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 1.2218% 11/15/36 (f)(r)(s)	207,209	16,101
Series 3336 Class LI, 6.460% - U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 1.1418% 6/15/37 (f)(r)(s)	137,067	12,707
Series 3949 Class MK, 4.5% 10/15/34	107,108	104,152
Series 4055 Class BI, 3.5% 5/15/31 (r)	49,457	252
Series 4149 Class IO, 3% 1/15/33 (r)	397,965	28,494
Series 4314 Class AI, 5% 3/15/34 (r)	13,225	202
Series 4427 Class LI, 3.5% 2/15/34 (r)	552,344	25,849
Series 4471 Class PA 4% 12/15/40	401,355	388,862
target amortization class:
Series 2007-3366 Class FD, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 0.360% 5.6882% 5/15/37 (f)(g)	170,615	166,192
Series 2017-4692 Class KB, 4% 10/15/46	2,295,631	2,167,012
Series 2156 Class TC, 6.25% 5/15/29	7,615	7,611
Freddie Mac Manufactured Housing participation certificates guaranteed sequential payer:
Series 2043 Class ZH, 6% 4/15/28	13,375	13,450
Series 2056 Class Z, 6% 5/15/28	32,004	32,057
Freddie Mac Multi-family Structured pass-thru certificates:
planned amortization class Series 2021-5165 Class PC, 1.5% 11/25/51	3,478,325	2,809,582
sequential payer:
Series 2021-5159:
Class EA, 2.5% 8/25/48	2,552,771	2,175,654
Class GC, 2% 11/25/47	2,460,679	2,099,813
Series 2021-5164 Class M, 2.5% 7/25/48	2,601,943	2,218,851
Series 4386 Class AZ, 4.5% 11/15/40	1,595,459	1,512,675
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2007-37 Class TS, 6.570% - CME Term SOFR 1 Month Index 1.2559% 6/16/37 (f)(r)(s)	85,443	7,079
Series 2010-H03 Class FA, CME Term SOFR 1 Month Index + 0.660% 5.9827% 3/20/60 (f)(g)(u)	538,079	537,609
Series 2010-H17 Class FA, CME Term SOFR 1 Month Index + 0.440% 5.7627% 7/20/60 (f)(g)(u)	137,273	136,825
Series 2010-H18 Class AF, CME Term SOFR 1 Month Index + 0.410% 5.7386% 9/20/60 (f)(g)(u)	136,107	135,563
Series 2010-H19 Class FG, CME Term SOFR 1 Month Index + 0.410% 5.7386% 8/20/60 (f)(g)(u)	120,469	119,980
Series 2010-H27 Class FA, CME Term SOFR 1 Month Index + 0.380% 5.8186% 12/20/60 (f)(g)(u)	294,280	293,404
Series 2011-H05 Class FA, CME Term SOFR 1 Month Index + 0.610% 5.9386% 12/20/60 (f)(g)(u)	206,148	205,831
Series 2011-H07 Class FA, CME Term SOFR 1 Month Index + 0.610% 5.9386% 2/20/61 (f)(g)(u)	191,454	191,109
Series 2011-H12 Class FA, CME Term SOFR 1 Month Index + 0.600% 5.9286% 2/20/61 (f)(g)(u)	288,439	287,907
Series 2011-H13 Class FA, CME Term SOFR 1 Month Index + 0.610% 5.9386% 4/20/61 (f)(g)(u)	237,054	236,710
Series 2011-H14:
Class FB, CME Term SOFR 1 Month Index + 0.610% 5.9386% 5/20/61 (f)(g)(u)	260,495	260,082
Class FC, CME Term SOFR 1 Month Index + 0.610% 5.9386% 5/20/61 (f)(g)(u)	266,269	265,908
Series 2011-H17 Class FA, CME Term SOFR 1 Month Index + 0.640% 5.9686% 6/20/61 (f)(g)(u)	285,566	285,267
Series 2011-H21 Class FA, CME Term SOFR 1 Month Index + 0.710% 6.0386% 10/20/61 (f)(g)(u)	511,584	511,438
Series 2012-H01 Class FA, CME Term SOFR 1 Month Index + 0.810% 6.1386% 11/20/61 (f)(g)(u)	309,236	309,551
Series 2012-H03 Class FA, CME Term SOFR 1 Month Index + 0.810% 6.1386% 1/20/62 (f)(g)(u)	164,982	165,146
Series 2012-H06 Class FA, CME Term SOFR 1 Month Index + 0.740% 6.0686% 1/20/62 (f)(g)(u)	307,565	307,598
Series 2012-H07 Class FA, CME Term SOFR 1 Month Index + 0.740% 6.0686% 3/20/62 (f)(g)(u)	168,941	168,869
Series 2012-H21 Class DF, CME Term SOFR 1 Month Index + 0.760% 6.0886% 5/20/61 (f)(g)(u)	11,153	11,060
Series 2012-H23 Class WA, CME Term SOFR 1 Month Index + 0.630% 5.9586% 10/20/62 (f)(g)(u)	156,764	156,566
Series 2013-H07 Class BA, CME Term SOFR 1 Month Index + 0.360% 5.7986% 3/20/63 (f)(g)(u)	247,491	246,623
Series 2014-H03 Class FA, CME Term SOFR 1 Month Index + 0.710% 6.0386% 1/20/64 (f)(g)(u)	155,845	155,800
Series 2014-H05 Class FB, CME Term SOFR 1 Month Index + 0.710% 6.0386% 12/20/63 (f)(g)(u)	292,153	292,058
Series 2014-H11 Class BA, CME Term SOFR 1 Month Index + 0.610% 5.9386% 6/20/64 (f)(g)(u)	967,976	966,529
Series 2014-H20 Class BF, CME Term SOFR 1 Month Index + 0.610% 5.9386% 9/20/64 (f)(g)(u)	3,441,992	3,436,340
Series 2016-H20 Class FM, CME Term SOFR 1 Month Index + 0.510% 5.8386% 12/20/62 (f)(g)(u)	27,486	27,043
Series 2019-11 Class F, CME Term SOFR 1 Month Index + 0.510% 5.8346% 1/20/49 (f)(g)	3,541,124	3,487,276
Series 2019-128 Class FH, CME Term SOFR 1 Month Index + 0.610% 5.9346% 10/20/49 (f)(g)	1,093,628	1,059,825
Series 2019-23 Class NF, CME Term SOFR 1 Month Index + 0.560% 5.8846% 2/20/49 (f)(g)	2,210,918	2,155,820
planned amortization class:
Series 2011-136 Class WI, 4.5% 5/20/40 (r)	25,282	1,432
Series 2016-69 Class WA, 3% 2/20/46	1,032,904	928,023
Series 2017-134 Class BA, 2.5% 11/20/46	1,528,198	1,346,797
sequential payer:
Series 2004-24 Class ZM, 5% 4/20/34	233,193	225,813
Series 2010-160 Class DY, 4% 12/20/40	2,519,066	2,381,647
Series 2010-170 Class B, 4% 12/20/40	557,672	526,645
Series 2017-139 Class BA, 3% 9/20/47	4,839,737	4,226,420
Series 2004-32 Class GS, 6.380% - CME Term SOFR 1 Month Index 1.0659% 5/16/34 (f)(r)(s)	48,280	2,570
Series 2004-73 Class AL, 7.080% - CME Term SOFR 1 Month Index 1.7659% 8/17/34 (f)(r)(s)	45,763	3,420
Series 2007-35 Class SC, 39.510% x CME Term SOFR 1 Month Index 7.5953% 6/16/37 (f)(g)(s)	3,107	3,324
Series 2010-116 Class QB, 4% 9/16/40	5,559,781	5,212,644
Series 2010-H10 Class FA, CME Term SOFR 1 Month Index + 0.440% 5.7627% 5/20/60 (f)(g)(u)	385,064	383,910
Series 2011-94 Class SA, 5.980% - CME Term SOFR 1 Month Index 0.6654% 7/20/41 (f)(r)(s)	215,999	16,480
Series 2013-149 Class MA, 2.5% 5/20/40	1,465,962	1,409,525
Series 2014-2 Class BA, 3% 1/20/44	3,104,749	2,763,844
Series 2014-21 Class HA, 3% 2/20/44	1,155,822	1,037,898
Series 2014-25 Class HC, 3% 2/20/44	1,995,421	1,769,460
Series 2014-5 Class A, 3% 1/20/44	1,619,021	1,441,386
Series 2015-H13 Class HA, 2.5% 8/20/64 (u)	10,932	10,418
Series 2017-186 Class HK, 3% 11/16/45	2,838,660	2,542,056
Series 2017-H06 Class FA, U.S. TREASURY 1 YEAR INDEX + 0.350% 5.36% 8/20/66 (f)(g)(u)	1,554,104	1,546,373
TOTAL U.S. GOVERNMENT AGENCY		573,811,040
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $696,985,818)		687,417,677

Commercial Mortgage Securities - 5.5%
	Principal Amount (a)	Value ($)
Arbor Multifamily Mortgage Securities Trust sequential payer Series 2021-MF2 Class ASB, 2.2446% 6/15/54 (b)	7,500,000	6,614,708
BAMLL Commercial Mortgage Securities Trust:
floater:
Series 2021-JACX Class E, CME Term SOFR 1 Month Index + 3.860% 9.1815% 9/15/38 (b)(f)(g)	1,120,000	854,066
Series 2022-DKLX:
Class A, CME Term SOFR 1 Month Index + 1.150% 6.467% 1/15/39 (b)(f)(g)	16,838,000	16,722,239
Class B, CME Term SOFR 1 Month Index + 1.550% 6.867% 1/15/39 (b)(f)(g)	3,181,000	3,144,220
Class C, CME Term SOFR 1 Month Index + 2.150% 7.467% 1/15/39 (b)(f)(g)	2,271,000	2,241,440
sequential payer Series 2019-BPR:
Class AMP, 3.287% 11/5/32 (b)	11,600,000	11,026,599
Class ANM, 3.112% 11/5/32 (b)	14,236,000	12,811,167
Series 2015-200P Class F, 3.5958% 4/14/33 (b)(f)	831,000	782,295
Series 2019-BPR:
Class BNM, 3.465% 11/5/32 (b)	3,196,000	2,716,323
Class CNM, 3.7186% 11/5/32 (b)(f)	1,322,000	938,506
BANK sequential payer:
Series 2017-BNK9 Class A4, 3.538% 11/15/54	14,412,000	13,489,205
Series 2018-BN10 Class ASB, 3.641% 2/15/61	3,269,916	3,173,927
Series 2018-BN14 Class A4, 4.231% 9/15/60	19,100,000	18,166,745
Series 2019-BN20 Class ASB, 2.933% 9/15/62	700,000	653,266
Series 2019-BN21 Class A5, 2.851% 10/17/52	2,606,000	2,265,181
Series 2019-BN23 Class ASB, 2.846% 12/15/52	1,800,000	1,676,982
Series 2020-BN28 Class A4, 1.844% 3/15/63	1,473,000	1,193,621
Series 2021-BN32 Class A5, 2.643% 4/15/54	630,000	530,338
Series 2021-BN33 Class A5, 2.556% 5/15/64	1,238,000	1,030,463
Series 2021-BN35 Class A5, 2.285% 6/15/64	1,860,000	1,512,745
Series 2022-BNK39 Class A4, 2.928% 2/15/55	1,626,000	1,373,912
Series 2022-BNK40, Class A4, 3.3934% 3/15/64 (f)	522,000	454,904
Series 2022-BNK42:
Class D, 2.5% 6/15/55 (b)	943,000	621,805
Class E, 2.5% 6/15/55 (b)	738,000	439,313
Series 2022-BNK42, Class A5, 4.493% 6/15/55 (f)	1,746,000	1,636,796
Series 2023-5YR1 Class A3, 6.26% 4/15/56	5,100,000	5,201,304
Bank sequential payer Series 2023-BNK46 Class A4, 5.745% 8/15/56	2,191,000	2,230,482
BANK:
Series 2017-BNK4 Class D, 3.357% 5/15/50 (b)	1,426,000	977,596
Series 2017-BNK8:
Class D, 2.6% 11/15/50 (b)	1,738,000	817,257
Class E, 2.8% 11/15/50 (b)	1,092,000	420,651
Series 2018-BN10 Class C, 4.163% 2/15/61 (f)	2,308,000	2,054,466
Series 2018-BN15:
Class D, 3% 11/15/61 (b)	735,000	549,936
Class E, 3% 11/15/61 (b)	735,000	497,776
Series 2020-BN25 Class C, 3.3529% 1/15/63 (f)	1,375,000	1,038,330
Series 2020-BN27 Class D, 2.5% 4/15/63 (b)(j)	430,000	291,553
Series 2020-BN28:
Class A/S, 2.14% 3/15/63	639,000	512,279
Class E, 2.5% 3/15/63 (b)	441,000	278,212
Series 2020-BN30 Class MCDG, 2.9182% 12/15/53 (f)(j)	3,731,000	1,524,785
Series 2021-BN33:
Class B, 2.893% 5/15/64	1,016,000	824,925
Class XA, 1.0514% 5/15/64 (f)(r)	10,225,007	501,540
Series 2021-BN38 Class C, 3.2175% 12/15/64 (f)	260,000	197,422
Series 2022-BNK43 Class D, 3% 8/15/55 (b)	1,759,000	1,176,999
Series 2022-BNK44:
Class A/S, 5.7448% 11/15/55 (f)	1,097,000	1,092,353
Class C, 5.7448% 11/15/55 (f)	3,642,000	3,342,581
Series 2023-BNK45 Class B, 6.148% 2/15/56 (f)	1,465,000	1,464,915
Bank Series 2023-BNK46 Class B, 6.7736% 8/15/56 (f)	1,491,000	1,543,628
Bank 2018-Bnk13 sequential payer Series 2018-BN13 Class A4, 3.953% 8/15/61	3,700,000	3,487,752
Bank of America Commercial Mortgage Securities Trust Series 2017-BNK3 Class C, 4.352% 2/15/50 (f)	610,000	555,294
Bank of America Commercial Mortgage Trust Series 2016-UB10:
Class D, 3% 7/15/49 (b)	2,108,000	1,725,638
Class XA, 1.7244% 7/15/49 (f)(r)	15,066,943	329,755
Bank5 2023-5Yr3 sequential payer Series 2023-5YR3 Class A3, 6.724% 9/15/56	6,700,000	6,983,736
Bank5 2023-5Yr4 Series 2023-5YR4 Class C, 7.5344% 12/15/56 (f)	1,068,000	1,114,105
Barclays Commercial Mortgage Securities sequential payer Series 2021-C12 Class A5, 2.689% 11/15/54	501,000	417,511
BBCMS Mortgage Trust:
sequential payer:
Series 2020-C8 Class E, 2.25% 10/15/53 (b)	1,476,000	838,551
Series 2021-C10 Class ASB, 2.268% 7/15/54	3,200,000	2,835,640
Series 2022-C14 Class A5, 2.946% 2/15/55	2,455,000	2,075,351
Series 2022-C17:
Class A5, 4.441% 9/15/55	2,520,000	2,358,449
Class D, 2.5% 9/15/55 (b)	3,429,000	2,138,019
Series 2022-C18 Class A5, 5.71% 12/15/55	2,816,000	2,868,487
Series 2023-C19 Class A5, 5.451% 4/15/56	1,796,000	1,797,203
Series 2023-C20 Class A5, 5.576% 7/15/56	1,566,000	1,584,536
Series 2023-C21:
Class A/S, 6.2964% 9/15/56 (f)	1,105,000	1,146,799
Class A3, 6.2964% 9/15/56 (f)	5,900,000	6,151,252
Series 2023-C22 Class C, 7.1259% 11/15/56 (f)	2,818,000	2,966,206
Series 2024-C26 Class C, 6% 5/15/57	520,000	506,100
Series 2016-ETC:
Class D, 3.6089% 8/14/36 (b)(f)	868,000	726,693
Class E, 3.6089% 8/14/36 (b)(f)	637,000	514,485
Series 2019-C3 Class C, 4.178% 5/15/52	477,000	392,661
Series 2019-C5 Class D, 2.5% 11/15/52 (b)	333,000	244,974
Series 2020-C7:
Class A/S, 2.444% 4/15/53	226,000	185,940
Class B, 3.152% 4/15/53	851,000	685,778
Series 2022-C15, Class A5, 3.662% 4/15/55	2,126,000	1,875,024
Series 2022-C16:
Class A5, 4.6% 6/15/55	3,210,000	3,038,504
Class B, 4.6% 6/15/55	791,000	718,750
Series 2022-C17 Class B, 4.889% 9/15/55	1,050,000	960,678
Series 2022-C18, Class B, 6.1492% 12/15/55 (f)	1,323,000	1,318,209
Series 2023 C19 Class B, 6.3323% 4/15/56 (f)	846,000	849,761
Series 2023-C21 Class C, 6.2964% 9/15/56 (f)	2,214,000	2,191,685
Bbcms Mtg Trust 2024-5C25 sequential payer Series 2024-5C25 Class A3, 5.946% 3/15/57	9,800,000	9,968,316
Bbcms Mtg Trust 2024-C24 sequential payer Series 2024-C24:
Class B, 5.718% 2/15/57	790,000	775,266
Class C, 6% 2/15/57	338,000	329,125
Benchmark 2023-V3 Mtg Trust sequential payer Series 2023-V3 Class A3, 6.3629% 7/15/56	2,200,000	2,260,306
Benchmark 2024-V5 Mortgage Trust sequential payer Series 2024-V5:
Class B, 6.0594% 1/10/57 (f)	789,000	783,799
Class C, 6.9726% 1/10/57 (f)	977,000	994,530
Benchmark Mortgage Trust:
sequential payer:
Series 2018-B4 Class A5, 4.121% 7/15/51	2,953,000	2,796,996
Series 2019-B14:
Class 225D, 3.2943% 12/15/62 (b)(f)	719,000	14,530
Class 225E, 3.2943% 12/15/62 (b)(f)	485,000	4,758
Series 2019-B15 Class AAB, 2.859% 12/15/72	2,500,000	2,345,422
Series 2020-B20 Class E, 2% 10/15/53 (b)	1,029,000	540,737
Series 2020-B21 Class A5, 1.9775% 12/17/53	1,502,000	1,209,336
Series 2020-B22, Class A5, 1.973% 1/15/54	1,043,000	837,122
Series 2021-B29, Class A5, 2.3879% 9/15/54	3,032,000	2,475,901
Series 2022-B34 Class A5, 3.786% 4/15/55	942,000	822,259
Series 2022-B36 Class A5, 4.4699% 7/15/55	1,094,000	1,021,051
Series 2022-B37 Class A5, 5.9424% 11/15/55 (f)	1,270,000	1,304,587
Series 2023-B38 Class A4, 5.5246% 4/15/56	1,084,000	1,091,547
Series 2023-B39 Class A5, 5.7536% 7/15/56	2,406,000	2,462,980
Series 2023-C5 Class A5, 5.7653% 6/15/56	1,355,000	1,386,860
Series 2024-V6 Class A3, 5.9255% 3/15/29	7,600,000	7,725,572
Series 2018-B6 Class D, 3.0902% 10/10/51 (b)(f)	1,089,000	763,997
Series 2018-B7 Class D, 3% 5/15/53 (b)(f)	614,000	430,573
Series 2019-B12 Class B, 3.5702% 8/15/52	840,000	707,151
Series 2019-B13 Class D, 2.5% 8/15/57 (b)	1,197,000	818,469
Series 2019-B14 Class XA, 0.7684% 12/15/62 (f)(r)	33,003,421	786,118
Series 2020-B18:
Class AGNG, 4.3885% 7/15/53 (b)(f)	1,995,000	1,783,237
Class D, 2.25% 7/15/53 (b)	1,365,000	850,488
Series 2020-B21:
Class A/S, 2.2543% 12/17/53	592,000	472,273
Class D, 2% 12/17/53 (b)(j)	798,000	497,453
Series 2020-IG2:
Class C, 3.2931% 9/15/48 (b)(f)	546,000	301,896
Class D, 3.2931% 9/15/48 (b)(f)	2,679,000	988,969
Series 2020-IG3 Class 825E, 3.0763% 9/15/48 (b)(f)	1,400,000	979,252
Series 2021-B25:
Class 300D, 2.9942% 4/15/54 (b)(f)	1,520,000	679,957
Class 300E, 3.094% 4/15/54 (b)(f)	504,000	175,709
Series 2022 B37 Class B, 5.7507% 11/15/55 (f)	767,000	746,083
Series 2022-B35 Class D, 2.5% 5/15/55 (b)	1,701,000	1,066,683
Series 2022-B36:
Class A/S, 4.9505% 7/15/55	1,092,000	1,004,136
Class D, 2.5% 7/15/55 (b)	1,259,000	741,859
Series 2022-B37 Class C, 5.9424% 11/15/55 (f)	1,456,000	1,248,558
Series 2023 B38:
Class B, 6.2446% 4/15/56 (f)	1,058,000	1,049,521
Class C, 6.2446% 4/15/56 (f)	1,415,000	1,233,640
Series 2023-B39 Class C, 6.5744% 7/15/56 (f)	1,638,000	1,640,902
Series 2023-V4:
Class B, 7.4604% 11/15/56 (f)	1,070,000	1,122,909
Class C, 7.4604% 11/15/56 (f)	1,070,000	1,100,263
BLP Commercial Mortgage Trust:
floater Series 2024-IND2 Class D, CME Term SOFR 1 Month Index + 2.590% 7.9071% 3/15/41 (b)(f)(g)	1,116,000	1,114,610
sequential payer Series 2024-IND2 Class A, CME Term SOFR 1 Month Index + 1.340% 6.6589% 3/15/41 (b)(f)(g)	12,651,000	12,658,914
BMO 2024-5C3 Mortgage Trust Series 2024-5C3:
Class B, 6.5567% 2/15/57 (f)	1,063,000	1,072,440
Class C, 6.8592% 2/15/57 (f)	280,000	282,144
BMO Mortgage Trust:
sequential payer:
Series 2022-C1 Class A5, 3.374% 2/15/55	2,917,000	2,540,606
Series 2023-5C1 Class A3, 6.534% 8/15/56	2,600,000	2,686,291
Series 2023-C6 Class A5, 5.9562% 9/15/56	1,107,000	1,146,427
Series 2022-C1:
Class 360D, 3.9387% 2/17/55 (b)(f)	798,000	500,933
Class 360E, 3.9387% 2/17/55 (b)(f)	966,000	582,736
Series 2022-C3 Class D, 2.5% 9/15/54 (b)	639,000	361,729
Series 2023-C4:
Class B, 5.396% 2/15/56 (f)	835,000	817,041
Class C, 5.8631% 2/15/56 (f)	2,333,000	2,285,796
Class D, 5.8631% 2/15/56 (b)(f)	520,000	439,874
Series 2023-C6 Class A/S, 6.5504% 9/15/56 (f)	1,096,000	1,145,591
Series 2023-C7 Class B, 6.6738% 12/15/56 (f)	2,200,000	2,287,136
BMP floater Series 2024-MF23:
Class B, CME Term SOFR 1 Month Index + 1.640% 7.0614% 6/15/41 (b)(f)(g)	8,722,000	8,702,919
Class C, CME Term SOFR 1 Month Index + 1.840% 7.2611% 6/15/41 (b)(f)(g)	6,167,000	6,153,500
BPR Trust floater Series 2022-OANA:
Class A, CME Term SOFR 1 Month Index + 1.890% 7.2148% 4/15/37 (b)(f)(g)	55,733,000	56,046,498
Class B, CME Term SOFR 1 Month Index + 2.440% 7.7638% 4/15/37 (b)(f)(g)	17,226,000	17,290,598
Class D, CME Term SOFR 1 Month Index + 3.690% 9.0118% 4/15/37 (b)(f)(g)	2,373,000	2,375,966
Braemar Hotels & Resorts Trust floater Series 2018-PRME Class E, CME Term SOFR 1 Month Index + 2.570% 7.889% 6/15/35 (b)(f)(g)	294,000	286,334
Brookfield floater Series 2024-MF23 Class A, CME Term SOFR 1 Month Index + 1.370% 6.8118% 6/15/41 (b)(f)(g)	17,666,000	17,632,827
Bx 2024 Vlt4 floater Series 2024-VLT4 Class E, 8.519% 7/15/29 (b)(f)	2,450,000	2,443,875
BX Commercial Mortgage Trust:
floater:
Series 2019-CALM Class E, CME Term SOFR 1 Month Index + 2.110% 7.4315% 11/15/32 (b)(f)(g)	265,300	264,305
Series 2019-IMC:
Class B, CME Term SOFR 1 Month Index + 1.340% 6.6633% 4/15/34 (b)(f)(g)	11,328,000	11,186,902
Class C, CME Term SOFR 1 Month Index + 1.640% 6.9633% 4/15/34 (b)(f)(g)	7,490,000	7,359,388
Class D, CME Term SOFR 1 Month Index + 1.940% 7.2633% 4/15/34 (b)(f)(g)	7,862,000	7,705,313
Class G, CME Term SOFR 1 Month Index + 3.640% 8.9633% 4/15/34 (b)(f)(g)	1,533,000	1,462,250
Series 2020-VKNG:
Class E, CME Term SOFR 1 Month Index + 2.210% 7.5315% 10/15/37 (b)(f)(g)	463,400	461,807
Class F, CME Term SOFR 1 Month Index + 2.860% 8.1815% 10/15/37 (b)(f)(g)	1,228,500	1,205,787
Class G, CME Term SOFR 1 Month Index + 3.360% 8.6815% 10/15/37 (b)(f)(g)	1,087,800	1,059,204
Series 2021 LBA, Class GV, CME Term SOFR 1 Month Index + 3.110% 8.4315% 2/15/36 (b)(f)(g)	1,144,302	1,093,430
Series 2021-BXMF Class G, CME Term SOFR 1 Month Index + 3.460% 8.781% 10/15/26 (b)(f)(g)	3,113,827	2,982,368
Series 2021-LBA:
Class AJV, CME Term SOFR 1 Month Index + 0.910% 6.2315% 2/15/36 (b)(f)(g)	5,800,000	5,777,511
Class DJV, CME Term SOFR 1 Month Index + 1.710% 7.0315% 2/15/36 (b)(f)(g)	508,000	499,586
Class DV, CME Term SOFR 1 Month Index + 1.710% 7.0315% 2/15/36 (b)(f)(g)	1,795,138	1,765,406
Class FJV, CME Term SOFR 1 Month Index + 2.510% 7.8315% 2/15/36 (b)(f)(g)	947,000	911,686
Class FV, CME Term SOFR 1 Month Index + 2.510% 7.8315% 2/15/36 (b)(f)(g)	270,457	260,370
Class GJV, CME Term SOFR 1 Month Index + 3.110% 8.4315% 2/15/36 (b)(f)(g)	2,779,000	2,655,455
Series 2021-MC Class G, CME Term SOFR 1 Month Index + 3.200% 8.5183% 4/15/34 (b)(f)(g)	709,000	598,942
Series 2021-PAC:
Class A, CME Term SOFR 1 Month Index + 0.800% 6.1206% 10/15/36 (b)(f)(g)	37,565,000	37,189,350
Class B, CME Term SOFR 1 Month Index + 1.010% 6.3303% 10/15/36 (b)(f)(g)	4,838,000	4,765,430
Class C, CME Term SOFR 1 Month Index + 1.210% 6.5301% 10/15/36 (b)(f)(g)	6,475,000	6,365,734
Class D, CME Term SOFR 1 Month Index + 1.410% 6.7298% 10/15/36 (b)(f)(g)	6,286,000	6,172,066
Class E, CME Term SOFR 1 Month Index + 2.060% 7.379% 10/15/36 (b)(f)(g)	21,856,000	21,528,160
Class G, CME Term SOFR 1 Month Index + 3.060% 8.3776% 10/15/36 (b)(f)(g)	1,428,000	1,387,533
Series 2021-SOAR:
Class F, CME Term SOFR 1 Month Index + 2.460% 7.7815% 6/15/38 (b)(f)(g)	2,054,197	2,036,222
Class G, CME Term SOFR 1 Month Index + 2.910% 8.2315% 6/15/38 (b)(f)(g)	3,466,621	3,436,288
Class J, CME Term SOFR 1 Month Index + 3.860% 9.1815% 6/15/38 (b)(f)(g)	2,618,816	2,587,589
Series 2021-VINO:
Class F, CME Term SOFR 1 Month Index + 2.910% 8.2338% 5/15/38 (b)(f)(g)	1,441,901	1,427,482
Class G, CME Term SOFR 1 Month Index + 4.060% 9.3838% 5/15/38 (b)(f)(g)	2,545,677	2,517,169
Series 2021-VOLT:
Class F, CME Term SOFR 1 Month Index + 2.510% 7.8313% 9/15/36 (b)(f)(g)	4,693,000	4,651,936
Class G, CME Term SOFR 1 Month Index + 2.960% 8.2813% 9/15/36 (b)(f)(g)	5,571,000	5,487,435
Series 2022-IND Class A, CME Term SOFR 1 Month Index + 1.490% 6.8078% 4/15/37 (b)(f)(g)	21,382,099	21,375,417
Series 2022-LBA6:
Class E, CME Term SOFR 1 Month Index + 2.700% 8.0168% 1/15/39 (b)(f)(g)	1,456,000	1,443,260
Class F, CME Term SOFR 1 Month Index + 3.350% 8.6668% 1/15/39 (b)(f)(g)	2,072,000	2,053,742
Class G, CME Term SOFR 1 Month Index + 4.200% 9.5168% 1/15/39 (b)(f)(g)	651,000	645,242
Series 2022-LP2:
Class A, CME Term SOFR 1 Month Index + 1.010% 6.3297% 2/15/39 (b)(f)(g)	33,709,615	33,626,052
Class B, CME Term SOFR 1 Month Index + 1.310% 6.6291% 2/15/39 (b)(f)(g)	11,896,534	11,792,462
Class C, CME Term SOFR 1 Month Index + 1.560% 6.8785% 2/15/39 (b)(f)(g)	10,156,928	10,061,727
Class D, CME Term SOFR 1 Month Index + 1.960% 7.2776% 2/15/39 (b)(f)(g)	10,156,928	10,080,946
Class G, CME Term SOFR 1 Month Index + 4.100% 9.4226% 2/15/39 (b)(f)(g)	2,739,880	2,721,140
Series 2023-XL3:
Class A, CME Term SOFR 1 Month Index + 1.760% 7.0782% 12/9/40 (b)(f)(g)	18,372,000	18,481,084
Class B, CME Term SOFR 1 Month Index + 2.190% 7.5076% 12/9/40 (b)(f)(g)	4,062,000	4,084,849
Class C, CME Term SOFR 1 Month Index + 2.640% 7.9569% 12/9/40 (b)(f)(g)	2,200,000	2,216,500
Class D, CME Term SOFR 1 Month Index + 3.580% 8.9056% 12/9/40 (b)(f)(g)	2,748,000	2,767,751
Series 2024-MF Class E, CME Term SOFR 1 Month Index + 3.730% 9.0551% 2/15/39 (b)(f)(g)	2,111,000	2,114,707
Series 2024-WPT Class E, CME Term SOFR 1 Month Index + 3.580% 8.9052% 3/15/34 (b)(f)(g)	1,930,000	1,925,145
Series 2024-XL5 Class E, CME Term SOFR 1 Month Index + 3.680% 9.0051% 3/15/41 (b)(f)(g)	5,894,866	5,864,263
floater sequential payer:
Series 2019-CALM Class A, CME Term SOFR 1 Month Index + 0.990% 6.3075% 11/15/32 (b)(f)(g)	2,009,763	2,007,879
Series 2019-IMC Class A, CME Term SOFR 1 Month Index + 1.040% 6.3633% 4/15/34 (b)(f)(g)	10,114,868	10,026,678
Series 2021-SOAR Class A, CME Term SOFR 1 Month Index + 0.780% 6.1015% 6/15/38 (b)(f)(g)	14,324,142	14,226,016
Series 2024-XL5 Class A, CME Term SOFR 1 Month Index + 1.390% 6.7084% 3/15/41 (b)(f)(g)	67,802,944	67,845,361
sequential payer Series 2019-OC11 Class A, 3.202% 12/9/41 (b)	3,131,000	2,761,261
Series 2019-OC11:
Class D, 3.944% 12/9/41 (b)(f)	168,000	147,059
Class E, 3.944% 12/9/41 (b)(f)	10,841,000	9,093,129
Series 2020-VIVA:
Class D, 3.5488% 3/11/44 (b)(f)	5,861,000	4,966,401
Class E, 3.5488% 3/11/44 (b)(f)	5,065,000	4,165,499
BX Commercial Mortgage Trust 2024-Xl4:
floater:
Series 2024-XL4:
Class B, CME Term SOFR 1 Month Index + 1.790% 7.1083% 2/15/39 (b)(f)(g)	3,588,198	3,587,077
Class E, CME Term SOFR 1 Month Index + 4.180% 9.5049% 2/15/39 (b)(f)(g)	3,438,485	3,443,299
Series 2024-XL5:
Class B, CME Term SOFR 1 Month Index + 1.690% 7.008% 3/15/41 (b)(f)(g)	11,583,550	11,569,057
Class C, CME Term SOFR 1 Month Index + 1.940% 7.2576% 3/15/41 (b)(f)(g)	15,378,244	15,373,439
floater sequential payer Series 2024-XL4 Class A, CME Term SOFR 1 Month Index + 1.440% 6.7588% 2/15/39 (b)(f)(g)	28,507,610	28,552,154
BX Commercial Mtg Trust floater Series 2024-MDHS:
Class A, 6.8415% 5/15/41 (b)(f)	40,617,000	40,667,771
Class E, CME Term SOFR 1 Month Index + 3.680% 9.0383% 5/15/41 (b)(f)(g)	3,435,000	3,443,588
Bx Commercial Mtg Trust 2024-King floater Series 2024-KING Class E, CME Term SOFR 1 Month Index + 3.680% 8.988% 5/15/34 (b)(f)(g)	5,800,000	5,785,218
BX Trust floater:
Series 2021-ACNT Class G, CME Term SOFR 1 Month Index + 3.400% 8.7265% 11/15/38 (b)(f)(g)	1,128,985	1,107,858
Series 2021-MFM1:
Class F, CME Term SOFR 1 Month Index + 3.110% 8.4315% 1/15/34 (b)(f)(g)	2,890,340	2,846,907
Class G, CME Term SOFR 1 Month Index + 4.010% 9.3315% 1/15/34 (b)(f)(g)	156,317	152,667
Series 2022-GPA:
Class A, CME Term SOFR 1 Month Index + 2.160% 7.4818% 8/15/39 (b)(f)(g)	17,228,331	17,303,705
Class D, CME Term SOFR 1 Month Index + 4.060% 9.3778% 8/15/43 (b)(f)(g)	2,511,870	2,519,719
Series 2022-IND:
Class B, CME Term SOFR 1 Month Index + 1.940% 7.2568% 4/15/37 (b)(f)(g)	12,381,021	12,381,021
Class C, CME Term SOFR 1 Month Index + 2.290% 7.6068% 4/15/37 (b)(f)(g)	2,459,756	2,458,988
Class D, CME Term SOFR 1 Month Index + 2.830% 8.1558% 4/15/37 (b)(f)(g)	2,058,935	2,062,079
Class F, CME Term SOFR 1 Month Index + 4.780% 10.1028% 4/15/37 (b)(f)(g)	3,086,550	3,065,745
Series 2022-VAMF Class F, CME Term SOFR 1 Month Index + 3.290% 8.6158% 1/15/39 (b)(f)(g)	783,000	763,687
Series 2024-CNYN:
Class A, CME Term SOFR 1 Month Index + 1.440% 6.7586% 4/15/29 (b)(f)(g)	45,361,000	45,389,351
Class B, CME Term SOFR 1 Month Index + 1.690% 7.0083% 4/15/29 (b)(f)(g)	7,230,000	7,227,741
Class C, CME Term SOFR 1 Month Index + 1.940% 7.2579% 4/15/29 (b)(f)(g)	6,002,000	6,000,124
Class E, CME Term SOFR 1 Month Index + 3.680% 9.0054% 4/15/29 (b)(f)(g)	5,157,000	5,171,306
Series 2024-VLT4 Class F, CME Term SOFR 1 Month Index + 3.930% 9.2679% 7/15/29 (b)(f)(g)	6,050,000	6,034,875
BXP Trust Series 2021-601L Class E, 2.7755% 1/15/44 (b)(f)	336,000	202,506
BXSC Commercial Mortgage Trust floater Series 2022-WSS Class F, 10.646% 3/15/35 (b)(f)	2,721,000	2,666,580
CALI Mortgage Trust Series 2019-101C Class F, 4.3244% 3/10/39 (b)(f)	1,743,000	1,023,544
CAMB Commercial Mortgage Trust floater Series 2019-LIFE:
Class A, CME Term SOFR 1 Month Index + 1.360% 6.684% 12/15/37 (b)(f)(g)	1,538,000	1,538,604
Class E, CME Term SOFR 1 Month Index + 2.440% 7.764% 12/15/37 (b)(f)(g)	4,468,000	4,456,830
Class F, CME Term SOFR 1 Month Index + 2.840% 8.164% 12/15/37 (b)(f)(g)	151,000	150,151
Class G, CME Term SOFR 1 Month Index + 3.540% 8.864% 12/15/37 (b)(f)(g)	6,423,000	6,334,293
CD Mortgage Trust:
Series 2017-CD3:
Class C, 4.5376% 2/10/50 (f)	1,482,000	769,419
Class D, 3.25% 2/10/50 (b)(j)	1,340,000	501,992
Series 2017-CD4 Class D, 3.3% 5/10/50 (b)	312,000	246,723
Series 2019-CD4 Class C, 4.3497% 5/10/50 (f)	1,316,000	1,163,233
CEDR Commercial Mortgage Trust floater Series 2022-SNAI Class F, CME Term SOFR 1 Month Index + 3.610% 8.9303% 2/15/39 (b)(f)(g)	3,948,000	3,322,803
CF Hippolyta Issuer LLC sequential payer Series 2021-1A Class A1, 1.53% 3/15/61 (b)	36,435,023	33,169,104
CFCRE Commercial Mortgage Trust sequential payer Series 2016-C7 Class A2, 3.5853% 12/10/54	4,691,805	4,445,327
Cgms Commercial Mortgage Trust sequential payer Series 2017-B1:
Class A3, 3.197% 8/15/50	3,193,235	2,990,080
Class A4, 3.458% 8/15/50	1,400,000	1,298,788
Citigroup Commercial Mortgage Trust:
sequential payer:
Series 2016-C1 Class A4, 3.209% 5/10/49	3,539,305	3,379,008
Series 2018-B2 Class A4, 4.009% 3/10/51	4,200,000	3,972,994
Series 2019-C7 Class A4, 3.102% 12/15/72	1,596,000	1,418,619
Series 2019-GC41 Class AAB, 2.7198% 8/10/56	9,188,000	8,608,085
Series 2020-GC46 Class AAB, 2.614% 2/15/53	5,700,000	5,256,684
Series 2015-GC27 Class A5, 3.137% 2/10/48	12,200,000	12,047,621
Series 2015-GC29 Class XA, 1.0098% 4/10/48 (f)(r)	31,321,301	160,791
Series 2015-GC33 Class XA, 0.8666% 9/10/58 (f)(r)	49,756,723	401,343
Series 2016-P4 Class D, 3.9387% 7/10/49 (b)(f)	1,707,000	1,337,659
Series 2016-P6 Class XA, 0.5536% 12/10/49 (f)(r)	36,615,408	401,298
Series 2019-GC41 Class D, 3% 8/10/56 (b)	378,000	273,993
Series 2020-420K:
Class D, 3.3118% 11/10/42 (b)(f)	496,000	412,827
Class E, 3.3118% 11/10/42 (b)(f)	2,374,000	1,928,070
Series 2022-GC48 Class D, 2.5% 6/15/55 (b)	1,806,000	1,089,116
Series 2023-PRM3:
Class C, 6.3597% 7/10/28 (b)(f)	525,000	521,890
Class D, 6.3597% 7/10/28 (b)(f)	1,195,000	1,147,895
Series 2023-SMRT Class D, 5.8524% 10/12/40 (b)(f)	2,143,000	2,061,152
COMM Mortgage Trust:
floater Series 2018-HCLV:
Class F, CME Term SOFR 1 Month Index + 3.340% 8.663% 9/15/33 (b)(f)(g)	468,000	232,506
Class G, CME Term SOFR 1 Month Index + 5.350% 10.6693% 9/15/33 (b)(f)(g)	544,000	210,646
sequential payer:
Series 2013-LC6 Class E, 3.5% 1/10/46 (b)	959,000	865,485
Series 2014-CR18 Class A5, 3.828% 7/15/47	1,595,951	1,591,810
Series 2012-CR1:
Class D, 5.1372% 5/15/45 (b)(f)	1,491,617	1,153,020
Class G, 2.462% 5/15/45 (b)	264,578	3,644
Series 2012-LC4 Class C, 5.2913% 12/10/44 (f)	166,000	140,015
Series 2013-LC6 Class D, 3.9462% 1/10/46 (b)(f)	533,328	499,995
Series 2014-CR15 Class D, 3.9796% 2/10/47 (b)(f)	298,000	268,200
Series 2014-CR17 Class E, 4.756% 5/10/47 (b)(f)	255,000	196,831
Series 2014-CR20:
Class AM, 3.938% 11/10/47	276,000	268,964
Class C, 4.4458% 11/10/47 (f)	1,020,000	994,211
Class XA, 0.9184% 11/10/47 (f)(r)	56,615,332	2,723
Series 2014-LC17 Class XA, 0.6416% 10/10/47 (f)(r)	31,955,697	320
Series 2014-UBS2 Class D, 4.8259% 3/10/47 (b)(f)	994,000	790,656
Series 2014-UBS6 Class XA, 0.8128% 12/10/47 (f)(r)	64,601,794	35,970
Series 2015-3BP Class F, 3.2384% 2/10/35 (b)(f)	1,538,000	1,227,578
Series 2015-DC1 Class C, 4.2741% 2/10/48 (f)	925,000	846,551
Series 2015-LC19:
Class B, 3.829% 2/10/48	177,000	166,825
Class D, 2.867% 2/10/48 (b)	2,184,000	1,944,480
COMM Trust Series 2017-COR2 Class D, 3% 9/10/50 (b)	368,000	286,138
Commercial Mortgage Trust Series 2016-CD2:
Class C, 3.9767% 11/10/49 (f)(j)	619,000	473,901
Class D, 2.7267% 11/10/49 (f)	546,000	287,241
Computershare Corporate Trust:
sequential payer Series 2020-C58 Class A4, 2.092% 7/15/53	2,055,000	1,675,933
Series 2018-C48 Class A5, 4.302% 1/15/52	6,748,000	6,417,262
CPT Mortgage Trust sequential payer Series 2019-CPT:
Class E, 2.9968% 11/13/39 (b)(f)	1,687,000	1,190,022
Class F, 2.9968% 11/13/39 (b)(f)	1,196,000	745,667
Credit Suisse Commercial Mortgage Trust floater Series 2021-SOP2 Class F, CME Term SOFR 1 Month Index + 4.330% 9.6481% 6/15/34 (b)(g)(j)	1,135,200	361,936
Credit Suisse Mortgage Trust:
sequential payer Series 2020-NET Class A, 2.2569% 8/15/37 (b)	6,842,059	6,441,928
Series 2021-BRIT Class A, CME Term SOFR 1 Month Index + 3.570% 8.8907% 5/9/25 (b)(f)(g)	1,394,720	1,334,782
CSAIL 2018-CX12 Commercial Mortgage Trust sequential payer Series 2018-CX12 Class A3, 3.9585% 8/15/51	3,580,000	3,398,223
CSAIL Commercial Mortgage Trust:
Series 2017-C8 Class C, 4.2637% 6/15/50 (f)	1,505,000	1,209,912
Series 2018-CX11 Class C, 4.8201% 4/15/51 (f)	495,000	439,806
Series 2019-C16 Class C, 4.2371% 6/15/52 (f)	1,113,000	932,339
Series 2019-C18 Class A/S, 3.3214% 12/15/52	849,706	725,068
CSMC Series 2019-UVIL Class E, 3.2833% 12/15/41 (b)(f)	3,429,000	2,658,834
DBGS Mortgage Trust:
Series 2018-C1 Class C, 4.6474% 10/15/51 (f)	355,000	299,756
Series 2019-1735 Class F, 4.1946% 4/10/37 (b)(f)	1,188,000	666,837
DBJPM Mortgage Trust:
Series 2016-C3 Class C, 3.4787% 8/10/49 (f)	382,000	297,685
Series 2020-C9:
Class AM, 2.34% 8/15/53	639,000	514,972
Class D, 2.25% 9/15/53 (b)	377,000	242,610
DBUBS Mortgage Trust Series 2011-LC3A Class D, 5.3555% 8/10/44 (b)(f)	682,146	614,273
DC Office Trust Series 2019-MTC Class E, 3.072% 9/15/45 (b)(f)	449,000	245,170
Dk Trust 2024-Spbx floater Series 2024-SPBX Class E, CME Term SOFR 1 Month Index + 4.000% 9.3168% 3/15/34 (b)(f)(g)	2,848,000	2,846,230
DTP Commercial Mortgage Trust 2023-Ste2 sequential payer Series 2023-STE2:
Class A, 5.8433% 1/15/41 (b)(f)	5,523,000	5,497,206
Class C, 6.4734% 1/15/41 (b)(f)	621,000	618,109
Class D, 6.7308% 1/15/41 (b)(f)	5,078,000	5,014,839
Class E, 5.7759% 1/15/41 (b)(f)	810,000	736,222
ELP Commercial Mortgage Trust floater Series 2021-ELP:
Class A, CME Term SOFR 1 Month Index + 0.810% 6.1325% 11/15/38 (b)(f)(g)	57,379,212	56,913,000
Class F, CME Term SOFR 1 Month Index + 2.780% 8.0985% 11/15/38 (b)(f)(g)	5,045,128	5,013,596
Class G, CME Term SOFR 1 Month Index + 3.230% 8.5475% 11/15/38 (b)(f)(g)	1,967,710	1,910,131
Class J, CME Term SOFR 1 Month Index + 3.720% 9.0464% 11/15/38 (b)(f)(g)	3,724,665	3,560,227
Extended Stay America Trust floater Series 2021-ESH:
Class A, CME Term SOFR 1 Month Index + 1.190% 6.5115% 7/15/38 (b)(f)(g)	15,653,366	15,642,055
Class B, CME Term SOFR 1 Month Index + 1.490% 6.8115% 7/15/38 (b)(f)(g)	18,584,092	18,560,936
Class C, CME Term SOFR 1 Month Index + 1.810% 7.1315% 7/15/38 (b)(f)(g)	5,576,597	5,569,626
Class D, CME Term SOFR 1 Month Index + 2.360% 7.6815% 7/15/38 (b)(f)(g)	11,266,406	11,262,885
Class F, CME Term SOFR 1 Month Index + 3.810% 9.1315% 7/15/38 (b)(f)(g)	6,446,685	6,454,743
Freddie Mac sequential payer:
Series 2015-K043 Class A2, 3.062% 12/25/24	14,274,929	14,069,140
Series 2015-K049 Class A2, 3.01% 7/25/25	2,141,955	2,086,819
Series 2016-K055 Class A2, 2.673% 3/25/26	27,600,000	26,421,759
Series 2019-K735 Class A2, 2.862% 5/25/26	2,919,616	2,798,212
Series 2019-K736 Class A2, 2.282% 7/25/26	15,000,000	14,199,921
Series 2023-K751 Class A2, 4.412% 3/25/30	4,614,000	4,488,499
Series K058 Class A2, 2.653% 8/25/26	4,839,000	4,585,330
FS Commercial Mortgage Trust Series 2023-4SZN:
Class C, 8.1209% 11/10/39 (b)(f)	2,396,000	2,467,330
Class D, 9.0801% 11/10/39 (b)(f)	555,000	574,111
GS Mortgage Securities Trust:
floater:
Series 2018-3PCK Class A, CME Term SOFR 1 Month Index + 2.060% 7.3815% 9/15/31 (b)(f)(g)	13,429,816	13,367,757
Series 2021-IP:
Class A, CME Term SOFR 1 Month Index + 1.060% 6.3815% 10/15/36 (b)(f)(g)	18,953,000	18,787,161
Class B, CME Term SOFR 1 Month Index + 1.260% 6.5815% 10/15/36 (b)(f)(g)	2,930,000	2,885,467
Class C, CME Term SOFR 1 Month Index + 1.660% 6.9815% 10/15/36 (b)(f)(g)	2,414,000	2,369,579
sequential payer:
Series 2015-GC34 Class A3, 3.244% 10/10/48	1,157,715	1,122,974
Series 2017-GS6 Class A2, 3.164% 5/10/50	1,809,917	1,692,320
Series 2018-GS9 Class A4, 3.992% 3/10/51	2,900,000	2,673,888
Series 2019-GSA1 Class A4, 3.0479% 11/10/52	2,087,000	1,861,010
Series 2020-GC45 Class A5, 2.9106% 2/13/53	2,023,000	1,766,157
Series 2023-SHIP:
Class D, 6.0706% 9/10/38 (b)(f)	1,752,000	1,709,662
Class E, 7.4336% 9/10/38 (b)(f)	4,514,000	4,461,037
Series 2010-C1:
Class B, 5.148% 8/10/43 (b)	39,741	39,634
Class X, 0.4414% 8/10/43 (b)(f)(r)	386,829	4
Series 2011-GC5:
Class C, 5.1513% 8/10/44 (b)(f)	908,923	700,433
Class D, 5.1513% 8/10/44 (b)(f)	623,936	296,728
Class E, 5.1513% 8/10/44 (b)(f)(j)	773,957	87,340
Class F, 4.5% 8/10/44 (b)(j)	1,339,218	4,018
Series 2012-GCJ9:
Class D, 4.6009% 11/10/45 (b)(f)	1,572,836	1,431,280
Class E, 4.6009% 11/10/45 (b)(f)	896,000	746,763
Series 2013-GC10 Class D, 4.5366% 2/10/46 (b)(f)	586,000	530,506
Series 2015-GC34 Class XA, 1.1922% 10/10/48 (f)(r)	15,109,466	173,194
Series 2016-GS2 Class D, 2.753% 5/10/49 (b)	703,000	592,246
Series 2016-GS4 Class C, 3.951% 11/10/49 (f)	464,000	388,016
Series 2018-GS9 Class D, 3% 3/10/51 (b)	835,000	625,848
Series 2019-GC38 Class D, 3% 2/10/52 (b)	1,000,000	775,108
Series 2019-GC39 Class D, 3% 5/10/52 (b)	1,176,000	666,994
Series 2019-GC42:
Class C, 3.7009% 9/10/52 (f)	1,750,000	1,386,951
Class D, 2.8% 9/10/52 (b)	408,000	277,289
Series 2019-GS5 Class C, 4.299% 3/10/50 (f)	1,155,000	813,370
Series 2020-GC45:
Class D, 2.85% 2/13/53 (b)	952,000	662,692
Class SWD, 3.2185% 12/13/39 (b)(f)	735,000	557,031
Series 2020-GC47 Class D, 3.4532% 5/12/53 (b)(f)	336,000	229,188
Hilton U.S.A. Trust Series 2016-HHV:
Class E, 4.1935% 11/5/38 (b)(f)	5,051,000	4,716,939
Class F, 4.1935% 11/5/38 (b)(f)	5,070,000	4,682,298
Home Partners of America Trust Series 2019-1:
Class E, 3.604% 9/17/39 (b)	548,160	499,356
Class F, 4.101% 9/17/39 (b)	89,182	80,240
Hudson Yards Mortgage Trust Series 2019-30HY Class E, 3.4431% 7/10/39 (b)(f)	861,000	681,124
IMT Trust Series 2017-APTS Class CFX, 3.4966% 6/15/34 (b)(f)	2,028,500	2,021,323
Independence Plaza Trust Series 2018-INDP Class E, 4.996% 7/10/35 (b)	1,064,000	990,482
Intown Mortgage Trust:
floater Series 2022-STAY Class E, CME Term SOFR 1 Month Index + 5.030% 10.3484% 8/15/39 (b)(f)(g)	1,087,000	1,095,492
floater sequential payer Series 2022-STAY Class A, CME Term SOFR 1 Month Index + 2.480% 7.8056% 8/15/39 (b)(f)(g)	27,660,000	27,798,300
J.P. Morgan Chase Commercial Mortgage Securities Trust floater Series 2022-NXSS Class D, CME Term SOFR 1 Month Index + 4.120% 9.4458% 9/15/39 (b)(f)(g)	1,653,000	1,662,298
JPMBB Commercial Mortgage Securities Trust:
sequential payer Series 2014-C23 Class A5, 3.9342% 9/15/47	6,821,000	6,782,176
Series 2014-C23 Class UH5, 4.7094% 9/15/47 (b)	194,000	179,575
Series 2014-C26 Class D, 3.8683% 1/15/48 (b)(f)	3,811,000	3,163,024
Series 2015-C30 Class XA, 0.4165% 7/15/48 (f)(r)	36,432,406	121,896
Series 2015-C32 Class C, 4.6535% 11/15/48 (f)	1,942,000	1,141,314
JPMCC Commercial Mortgage Securities Trust Series 2016-JP4 Class D, 3.3786% 12/15/49 (b)(f)	1,251,000	885,578
JPMDB Commercial Mortgage Securities Trust:
sequential payer Series 2016-C4 Class A2, 2.8822% 12/15/49	3,040,167	2,876,805
Series 2016-C4:
Class C, 3.0413% 12/15/49 (f)	603,000	447,885
Class D, 3.0413% 12/15/49 (b)(f)	1,242,000	878,454
Series 2018-C8 Class D, 3.259% 6/15/51 (b)(f)	406,000	281,925
Series 2019-COR6 Class D, 2.5% 11/13/52 (b)	567,000	285,057
Series 2020-COR7 Class D, 1.75% 5/13/53 (b)(j)	714,000	309,599
JPMorgan Chase Commercial Mortgage Securities Trust:
sequential payer Series 2019-OSB:
Class A, 3.3973% 6/5/39 (b)	1,569,000	1,397,863
Class D, 3.7828% 6/5/39 (b)(f)	876,000	738,247
Series 2011-C3:
Class E, 5.5253% 2/15/46 (b)(f)(j)	1,156,000	473,186
Class G, 4.409% 2/15/46 (b)(f)	368,000	42,302
Class H, 4.409% 2/15/46 (b)(f)(j)	828,000	57,244
Class J, 4.409% 2/15/46 (b)(f)(j)	106,000	322
Series 2012-CBX:
Class E, 4.6896% 6/15/45 (b)(f)	1,438,884	1,294,996
Class F, 4% 6/15/45 (b)(j)	1,124,000	932,920
Class G 4% 6/15/45 (b)(j)	1,233,000	808,848
Series 2013-LC11:
Class C, 3.9582% 4/15/46 (f)	1,025,000	719,653
Class D, 4.1581% 4/15/46 (f)	1,638,000	728,206
Class F, 3.25% 4/15/46 (b)(f)(j)	1,851,000	65,525
Series 2014-DSTY:
Class D, 3.8046% 6/10/27 (b)(f)(j)	945,000	2,367
Class E, 3.8046% 6/10/27 (b)(f)(j)	1,519,000	3,705
Series 2018-AON Class F, 4.6132% 7/5/31 (b)(f)	743,000	160,353
Series 2018-WPT:
Class AFX, 4.2475% 7/5/33 (b)	8,593,000	7,948,525
Class CFX, 4.9498% 7/5/33 (b)	2,322,000	1,894,461
Class DFX, 5.3503% 7/5/33 (b)	4,241,000	3,305,329
Class XAFX, 1.116% 7/5/33 (b)(f)(r)	35,039,000	777,978
Series 2019-OSB Class E, 3.7828% 6/5/39 (b)(f)	1,690,000	1,396,669
Series 2020-NNN:
Class EFX, 3.972% 1/16/37 (b)	723,000	383,190
Class FFX, 4.6254% 1/16/37 (b)	1,145,000	492,350
Class GFX, 4.6882% 1/16/37 (b)(f)	441,000	141,120
KNDR Trust floater Series 2021-KIND:
Class D, CME Term SOFR 1 Month Index + 2.410% 7.7345% 8/15/38 (b)(f)(g)	850,020	818,982
Class F, CME Term SOFR 1 Month Index + 4.060% 9.3845% 8/15/38 (b)(f)(g)	1,968,832	1,859,124
Ksl Commercial Mtg Trust 2023-Ht floater Series 2023-HT Class C, CME Term SOFR 1 Month Index + 3.430% 8.7553% 12/15/36 (b)(f)(g)	1,597,000	1,602,977
LBA Trust floater Series 2024-BOLT:
Class E, CME Term SOFR 1 Month Index + 3.680% 8.986% 6/15/26 (b)(f)(g)	860,000	857,788
Class F, CME Term SOFR 1 Month Index + 4.430% 9.7848% 6/15/26 (b)(f)(g)	1,570,000	1,565,963
LCCM Mortgage Loan Trust sequential payer Series 2017-LC26 Class A3, 3.289% 7/12/50 (b)	2,924,026	2,753,261
Life Financial Services Trust floater Series 2022-BMR2:
Class A1, CME Term SOFR 1 Month Index + 1.290% 6.612% 5/15/39 (b)(f)(g)	41,422,000	40,697,115
Class B, CME Term SOFR 1 Month Index + 1.790% 7.1107% 5/15/39 (b)(f)(g)	24,765,000	24,207,788
Class C, CME Term SOFR 1 Month Index + 2.090% 7.4099% 5/15/39 (b)(f)(g)	13,877,000	13,495,383
Class D, CME Term SOFR 1 Month Index + 2.540% 7.8587% 5/15/39 (b)(f)(g)	12,332,000	11,717,593
LIFE Mortgage Trust floater Series 2021-BMR:
Class A, CME Term SOFR 1 Month Index + 0.810% 6.1315% 3/15/38 (b)(f)(g)	23,384,860	23,034,087
Class B, CME Term SOFR 1 Month Index + 0.990% 6.3115% 3/15/38 (b)(f)(g)	6,599,662	6,467,668
Class C, CME Term SOFR 1 Month Index + 1.210% 6.5315% 3/15/38 (b)(f)(g)	4,152,066	4,058,644
Class D, CME Term SOFR 1 Month Index + 1.510% 6.8315% 3/15/38 (b)(f)(g)	5,774,950	5,630,576
Class E, CME Term SOFR 1 Month Index + 1.860% 7.1815% 3/15/38 (b)(f)(g)	5,045,586	4,894,218
Market Mortgage Trust Series 2020-525M Class F, 2.9406% 2/12/40 (b)(f)	819,000	411,421
MED Trust floater Series 2021-MDLN:
Class F, CME Term SOFR 1 Month Index + 4.110% 9.4315% 11/15/38 (b)(f)(g)	1,911,825	1,915,396
Class G, CME Term SOFR 1 Month Index + 5.360% 10.6815% 11/15/38 (b)(f)(g)	4,500,402	4,508,840
Merit floater Series 2021-STOR:
Class A, CME Term SOFR 1 Month Index + 0.810% 6.1315% 7/15/38 (b)(f)(g)	3,100,000	3,091,499
Class F, CME Term SOFR 1 Month Index + 2.310% 7.6315% 7/15/38 (b)(f)(g)	6,070,000	6,020,681
Class G, CME Term SOFR 1 Month Index + 2.860% 8.1815% 7/15/38 (b)(f)(g)	1,752,000	1,738,860
Class J, CME Term SOFR 1 Month Index + 4.060% 9.3815% 7/15/38 (b)(f)(g)	1,281,000	1,266,686
MFT Trust Series 2020-B6 Class C, 3.2828% 8/10/40 (b)(f)(j)	707,000	397,311
MHC Commercial Mortgage Trust floater Series 2021-MHC:
Class F, CME Term SOFR 1 Month Index + 2.710% 8.0324% 4/15/38 (b)(f)(g)	2,031,759	2,017,791
Class G, CME Term SOFR 1 Month Index + 3.310% 8.6324% 4/15/38 (b)(f)(g)	4,040,869	4,013,088
MHP Commercial Mortgage Trust floater Series 2022-MHIL:
Class F, CME Term SOFR 1 Month Index + 3.250% 8.576% 1/15/27 (b)(f)(g)	346,413	344,833
Class G, CME Term SOFR 1 Month Index + 3.950% 9.2743% 1/15/27 (b)(f)(g)	1,033,770	1,028,565
Mira Trust 2023-Mile sequential payer Series 2023-MILE Class B, 7.2026% 6/10/38 (b)	867,000	867,569
MOFT Trust Series 2020-ABC:
Class D, 3.4767% 2/10/42 (b)(f)	475,000	249,248
Class E, 3.4767% 2/10/42 (b)(f)	349,000	141,518
Morgan Stanley BAML Trust:
sequential payer Series 2014-C18 Class 300E, 4.6896% 8/15/31	698,000	399,250
Series 2012-C6 Class D, 4.3894% 11/15/45 (b)(f)	1,469,000	1,184,907
Series 2012-C6, Class F, 4.3894% 11/15/45 (b)(f)(j)	693,000	200,970
Series 2013-C12 Class D, 4.6856% 10/15/46 (b)(f)	1,299,000	1,128,182
Series 2013-C13 Class E, 5.0562% 11/15/46 (b)(f)	396,703	357,032
Series 2013-C7 Class C, 4.0553% 2/15/46 (f)	59,229	56,268
Series 2013-C9:
Class C, 3.7251% 5/15/46 (f)	920,000	802,372
Class D, 3.8131% 5/15/46 (b)(f)	1,700,000	1,431,105
Class E, 3.8131% 5/15/46 (b)(f)	722,000	478,511
Series 2014-C17 Class XA, 0.8149% 8/15/47 (f)(r)	8,237,737	82
Series 2015-C25 Class XA, 1.0253% 10/15/48 (f)(r)	24,116,063	184,662
Series 2016-C30 Class C, 4.039% 9/15/49 (f)	266,000	213,691
Series 2016-C31 Class C, 4.2577% 11/15/49 (f)	603,000	506,469
Series 2016-C32 Class C, 4.2691% 12/15/49 (f)(j)	415,000	365,656
Series 2017-C33 Class D, 3.356% 5/15/50 (b)	947,000	757,414
Morgan Stanley Capital I Trust:
sequential payer:
Series 2017-HR2 Class A4, 3.587% 12/15/50	3,580,000	3,340,398
Series 2018-L1 Class A3, 4.139% 10/15/51	5,038,740	4,750,242
Series 2019-MEAD Class A, 3.17% 11/10/36 (b)	32,166,000	30,358,374
Series 2021-L5 Class A4, 2.728% 5/15/54	3,345,000	2,812,426
Series 2024-BPR2 Class A, 7.291% 5/5/29 (b)	1,478,000	1,491,388
Series 2011-C2:
Class D, 5.2113% 6/15/44 (b)(f)	861,738	827,699
Class F, 5.2113% 6/15/44 (b)(f)	748,000	433,990
Class XB, 0.4639% 6/15/44 (b)(f)(r)	2,490,067	8,488
Series 2011-C3:
Class E, 4.9433% 7/15/49 (b)(f)	393,327	382,026
Class F, 4.9433% 7/15/49 (b)(f)	332,000	298,986
Class G, 4.9433% 7/15/49 (b)(f)	1,123,200	977,442
Series 2012-C4 Class D, 5.1638% 3/15/45 (b)(f)	166,237	154,185
Series 2014-150E:
Class C, 4.295% 9/9/32 (b)(f)	418,000	252,005
Class F, 4.295% 9/9/32 (b)(f)	734,000	311,864
Series 2015-MS1:
Class B, 4.023% 5/15/48 (f)	467,000	438,878
Class C, 4.023% 5/15/48 (f)	779,000	677,560
Class D, 4.023% 5/15/48 (b)(f)	1,371,000	955,287
Series 2016-BNK2:
Class C, 3% 11/15/49 (b)	1,456,000	776,988
Class D, 3.8809% 11/15/49 (f)	603,000	455,574
Series 2017-H1:
Class A/S, 3.773% 6/15/50	1,125,000	1,042,257
Class C, 4.281% 6/15/50	1,985,000	1,760,316
Class D, 2.546% 6/15/50 (b)	3,406,000	2,670,051
Series 2017-HR2 Class D, 2.73% 12/15/50	2,054,000	1,658,858
Series 2018-H4 Class A4, 4.31% 12/15/51	7,706,000	7,306,684
Series 2018-MP Class E, 4.276% 7/11/40 (b)(f)	1,711,000	1,129,509
Series 2019-MEAD:
Class B, 3.1771% 11/10/36 (b)(f)	4,445,000	4,150,755
Class C, 3.1771% 11/10/36 (b)(f)	4,265,000	3,918,696
Series 2020-CNP Class D, 2.4276% 4/5/42 (b)(f)	462,000	297,898
Series 2020-HR8 Class D, 2.5% 7/15/53 (b)	756,000	502,361
Series 2020-L4, Class C, 3.536% 2/15/53	205,000	159,764
Series 2021-L6 Class XA, 1.2029% 6/15/54 (f)(r)	26,428,200	1,377,816
Series 2024-BPR2 Class X, 1.0733% 5/5/29 (b)(f)(r)	66,000,000	2,476,505
MSJP Commercial Securities Mortgage Trust Series 2015-HAUL Class E, 4.851% 9/5/47 (b)(f)	311,000	249,840
MSWF Commercial Mortgage Trust sequential payer:
Series 2023-1:
Class A5, 5.752% 5/15/56	1,625,000	1,655,959
Class C, 6.6828% 5/15/56 (f)	1,083,000	1,109,278
Series 2023-2:
Class B, 6.8762% 12/15/56 (f)	1,126,000	1,185,811
Class C, 7.0182% 12/15/56 (f)	878,000	903,748
Class D, 4% 12/15/56 (b)	369,000	266,562
Natixis Commercial Mortgage Securities Trust:
floater Series 2018-FL1 Class WAN2, CME Term SOFR 1 Month Index + 3.790% 9.1138% 6/15/35 (b)(f)(g)(j)	128,000	6,400
Series 2018-285M Class F, 3.7904% 11/15/32 (b)(f)(j)	307,000	171,920
Series 2019-10K:
Class E, 4.1346% 5/15/39 (b)(f)	1,321,000	1,125,493
Class F, 4.1346% 5/15/39 (b)(f)	1,374,000	1,057,517
Series 2020-2PAC:
Class AMZ2, 3.5% 1/15/37 (b)(f)	735,000	597,494
Class AMZ3, 3.5% 1/15/37 (b)(f)	336,000	243,371
NYT Mortgage Trust floater Series 2019-NYT Class F, CME Term SOFR 1 Month Index + 3.290% 8.614% 12/15/35 (b)(f)(g)(j)	1,385,000	852,207
Open Trust 2023-Air sequential payer Series 2023-AIR:
Class A, CME Term SOFR 1 Month Index + 3.080% 8.4059% 10/15/28 (b)(f)(g)	15,378,138	15,599,199
Class B, CME Term SOFR 1 Month Index + 3.830% 9.1548% 10/15/28 (b)(f)(g)	9,266,009	9,312,375
Class C, CME Term SOFR 1 Month Index + 5.230% 10.5527% 10/15/28 (b)(f)(g)	1,246,927	1,256,181
Class D, CME Term SOFR 1 Month Index + 6.680% 12.0005% 10/15/28 (b)(f)(g)	3,915,523	3,930,217
Class E, CME Term SOFR 1 Month Index + 9.420% 14.7463% 10/15/28 (b)(f)(g)	1,662,886	1,662,847
OPG Trust floater Series 2021-PORT:
Class G, CME Term SOFR 1 Month Index + 2.510% 7.8295% 10/15/36 (b)(f)(g)	602,550	596,148
Class J, CME Term SOFR 1 Month Index + 3.460% 8.7775% 10/15/36 (b)(f)(g)	638,300	618,637
PKHL Commercial Mortgage Trust floater Series 2021-MF:
Class F, CME Term SOFR 1 Month Index + 3.460% 8.7815% 7/15/38 (b)(f)(g)	986,000	640,279
Class NR, CME Term SOFR 1 Month Index + 6.110% 11.4315% 7/15/38 (b)(f)(g)(j)	280,000	131,871
Prima Capital CRE Securitization Ltd. Series 2020-8A Class C, 3% 12/26/70 (b)	3,045,000	2,341,301
Prima Capital Ltd. floater Series 2021-9A Class C, CME Term SOFR 1 Month Index + 2.460% 7.7833% 12/15/37 (b)(f)(g)	1,802,964	1,735,997
Providence Place Group Ltd. Partnership Series 2000-C1 Class A2, 7.75% 7/20/28 (b)	732,957	740,141
SG Commercial Mortgage Securities Trust:
Series 2019-PREZ Class F, 3.4771% 9/15/39 (b)(f)	1,360,000	1,003,456
Series 2020-COVE Class F, 3.7276% 3/15/37 (b)(f)	2,364,000	2,134,205
SMRT Commercial Mortgage Trust floater Series 2022-MINI:
Class E, CME Term SOFR 1 Month Index + 2.700% 8.017% 1/15/39 (b)(f)(g)	2,039,000	1,998,771
Class F, CME Term SOFR 1 Month Index + 3.350% 8.667% 1/15/39 (b)(f)(g)	800,000	772,376
SOHO Trust Series 2021-SOHO Class D, 2.6966% 8/10/38 (b)(f)	1,113,000	628,059
SPGN Mortgage Trust floater Series 2022-TFLM:
Class B, CME Term SOFR 1 Month Index + 2.000% 7.3168% 2/15/39 (b)(f)(g)	7,618,000	7,470,792
Class C, CME Term SOFR 1 Month Index + 2.650% 7.9668% 2/15/39 (b)(f)(g)	3,962,000	3,847,354
SREIT Trust floater:
Series 2021-FLWR Class A, CME Term SOFR 1 Month Index + 0.690% 6.008% 7/15/36 (b)(f)(g)	4,344,000	4,306,067
Series 2021-IND Class G, CME Term SOFR 1 Month Index + 3.380% 8.6973% 10/15/38 (b)(f)(g)	1,487,000	1,434,955
Series 2021-MFP:
Class A, CME Term SOFR 1 Month Index + 0.840% 6.1621% 11/15/38 (b)(f)(g)	32,154,421	32,034,990
Class B, CME Term SOFR 1 Month Index + 1.190% 6.5111% 11/15/38 (b)(f)(g)	16,326,951	16,224,908
Class C, CME Term SOFR 1 Month Index + 1.440% 6.7603% 11/15/38 (b)(f)(g)	10,139,876	10,076,502
Class D, CME Term SOFR 1 Month Index + 1.690% 7.0095% 11/15/38 (b)(f)(g)	6,663,593	6,634,523
Class G, CME Term SOFR 1 Month Index + 3.080% 8.4051% 11/15/38 (b)(f)(g)	5,465,601	5,410,945
Series 2021-MFP2:
Class G, CME Term SOFR 1 Month Index + 3.080% 8.399% 11/15/36 (b)(f)(g)	1,090,000	1,056,893
Class J, CME Term SOFR 1 Month Index + 4.020% 9.347% 11/15/36 (b)(f)(g)	3,205,000	3,129,445
Series 2021-PALM Class G, CME Term SOFR 1 Month Index + 3.730% 9.0476% 10/15/34 (b)(f)(g)	798,000	787,722
STWD Trust floater sequential payer Series 2021-LIH:
Class E, CME Term SOFR 1 Month Index + 3.010% 8.334% 11/15/36 (b)(f)(g)	2,268,000	2,197,978
Class F, CME Term SOFR 1 Month Index + 3.660% 8.982% 11/15/36 (b)(f)(g)	1,567,000	1,503,076
Class G, CME Term SOFR 1 Month Index + 4.310% 9.631% 11/15/36 (b)(f)(g)	525,000	501,575
SUMIT Mortgage Trust Series 2022-BVUE Class F, 2.8925% 2/12/41 (b)(f)	185,000	112,178
TPGI Trust floater Series 2021-DGWD:
Class F, CME Term SOFR 1 Month Index + 3.110% 8.4345% 6/15/26 (b)(f)(g)	984,800	982,954
Class G, CME Term SOFR 1 Month Index + 3.960% 9.2845% 6/15/26 (b)(f)(g)	367,200	366,730
Tricon Residential Trust Series 2022-SFR2 Class E, 7.507% 7/17/40 (b)	2,499,000	2,508,710
UBS Commercial Mortgage Trust:
sequential payer Series 2018-C9 Class A4, 4.117% 3/15/51	2,000,000	1,857,041
Series 2012-C1:
Class E, 5% 5/10/45 (b)(f)	446,067	408,057
Class F, 5% 5/10/45 (b)(f)(j)	762,700	108,685
Series 2017-C7 Class XA, 0.9864% 12/15/50 (f)(r)	42,689,334	1,199,993
Series 2018-C8 Class C, 4.6838% 2/15/51 (f)	336,000	283,975
UBS-BAMLL Trust:
Series 12-WRM Class D, 4.238% 6/10/30 (b)(f)	746,000	607,542
Series 2012-WRM:
Class C, 4.238% 6/10/30 (b)(f)	110,000	97,900
Class E, 4.238% 6/10/30 (b)(f)(j)	849,000	613,148
VASA Trust:
floater Series 2021-VASA Class G, CME Term SOFR 1 Month Index + 5.110% 10.4315% 7/15/39 (b)(f)(g)(j)	315,000	142,713
floater sequential payer Series 2021-VASA:
Class B, CME Term SOFR 1 Month Index + 1.360% 6.6815% 7/15/39 (b)(f)(g)	1,019,000	848,884
Class F, CME Term SOFR 1 Month Index + 4.010% 9.3315% 7/15/39 (b)(f)(g)	1,383,000	709,557
VLS Commercial Mortgage Trust:
sequential payer Series 2020-LAB Class A, 2.13% 10/10/42 (b)	25,554,000	20,434,080
Series 2020-LAB:
Class B, 2.453% 10/10/42 (b)	1,600,000	1,277,399
Class X, 0.4294% 10/10/42 (b)(f)(r)	35,000,000	775,373
VMC Finance Ltd. floater Series 2021-HT1 Class B, CME Term SOFR 1 Month Index + 4.610% 9.9346% 1/18/37 (b)(f)(g)	4,431,000	4,232,816
Wells Fargo Commercial Mortgage Trust:
floater:
Series 2021-FCMT Class A, CME Term SOFR 1 Month Index + 1.310% 6.6315% 5/15/31 (b)(f)(g)	17,572,000	17,259,020
Series 2021-SAVE:
Class D, CME Term SOFR 1 Month Index + 2.610% 7.9315% 2/15/40 (b)(f)(g)	310,400	304,984
Class E, CME Term SOFR 1 Month Index + 3.760% 9.0815% 2/15/40 (b)(f)(g)	220,800	214,728
sequential payer:
Series 2020-C57 Class D, 2.5% 8/15/53 (b)	1,034,000	743,019
Series 2021-C60 Class A4, 2.342% 8/15/54	2,113,000	1,728,279
Series 2021-C61:
Class A4, 2.658% 11/15/54	1,095,000	905,223
Class ASB, 2.525% 11/15/54	1,500,000	1,323,354
Series 2015-C31 Class XA, 0.947% 11/15/48 (f)(r)	19,687,266	180,607
Series 2015-NXS4 Class D, 3.6844% 12/15/48 (f)	861,000	766,971
Series 2016-BNK1:
Class C, 3.071% 8/15/49	446,000	273,843
Class D, 3% 8/15/49 (b)	487,000	195,920
Series 2016-C34 Class XA, 2.0578% 6/15/49 (f)(r)	16,125,564	369,841
Series 2016-LC25 Class C, 4.3317% 12/15/59 (f)	575,000	503,498
Series 2016-NXS6 Class D, 3.059% 11/15/49 (b)	1,337,000	1,123,959
Series 2018-C43 Class C, 4.514% 3/15/51	401,000	357,406
Series 2018-C44 Class D, 3% 5/15/51 (b)	2,676,000	1,867,774
Series 2018-C46 Class XA, 0.9139% 8/15/51 (f)(r)	41,941,340	886,392
Series 2019-AA Class D, 3.514% 10/15/52	1,142,000	996,764
Series 2019-C49 Class C, 4.866% 3/15/52 (f)	2,887,000	2,635,615
Series 2021-C60 Class D, 2.5% 8/15/54 (b)	880,000	604,058
Wells Fargo Commercial Mtg Trust 2019-C sequential payer Series 2019-C51 Class ASB, 3.16% 6/15/52	2,481,930	2,346,743
Wells Fargo Commercial Mtg Trust 2020-C sequential payer Series 2020-C55 Class ASB, 2.651% 2/15/53	4,000,000	3,697,421
WF-RBS Commercial Mortgage Trust:
sequential payer Series 2011-C4I Class G, 5% 6/15/44 (f)(j)	372,000	32,521
Series 2011-C3 Class D, 5.8545% 3/15/44 (b)(f)(j)	439,833	168,236
Series 2011-C4:
Class D, 4.9783% 6/15/44 (b)(f)	474,000	397,924
Class E, 4.9783% 6/15/44 (b)(f)	335,432	264,723
Series 2013-C11:
Class D, 4.0608% 3/15/45 (b)(f)	801,251	660,049
Class E, 4.0608% 3/15/45 (b)(f)	1,774,872	1,102,718
Series 2013-C13 Class D, 4.0083% 5/15/45 (b)(f)	540,345	461,455
Series 2013-C16 Class D, 4.6144% 9/15/46 (b)(f)	128,416	118,143
Series 2014-C21 Class XA, 0.9252% 8/15/47 (f)(r)	26,008,233	260
Series 2014-C24 Class XA, 0.8311% 11/15/47 (f)(r)	14,293,758	5,832
WFCM:
Series 2022-C62:
Class C, 4.4962% 4/15/55 (f)	1,923,000	1,537,616
Class D, 2.5% 4/15/55 (b)	1,365,000	827,777
Series 2022-C62, Class A4, 4% 4/15/55	1,461,000	1,322,804
Worldwide Plaza Trust Series 2017-WWP:
Class E, 3.5955% 11/10/36 (b)(f)	348,000	35,526
Class F, 3.5955% 11/10/36 (b)(f)	1,960,000	132,665
WP Glimcher Mall Trust Series 2015-WPG:
Class PR1, 3.516% 6/5/35 (b)(f)(j)	528,000	420,008
Class PR2, 3.516% 6/5/35 (b)(f)(j)	1,378,000	1,061,135
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $2,083,027,259)		2,017,955,275

Foreign Government and Government Agency Obligations - 1.3%
		Principal Amount (a)	Value ($)
Abu Dhabi National Energy Co. PJSC 4.375% 1/24/29 (b)		880,000	850,590
Angola Republic:
8.25% 5/9/28 (b)		2,170,000	2,045,420
8.75% 4/14/32 (b)		795,000	709,935
9.375% 5/8/48 (b)		1,610,000	1,368,500
9.5% 11/12/25 (b)		2,245,000	2,289,967
Arab Republic of Egypt:
7.0529% 1/15/32 (b)		45,000	37,463
7.5% 1/31/27 (b)		2,427,000	2,378,460
7.5% 2/16/61 (b)		3,225,000	2,265,563
7.6003% 3/1/29 (b)		1,765,000	1,643,215
7.625% 5/29/32 (b)		1,110,000	949,328
7.903% 2/21/48 (b)		1,891,000	1,409,060
8.5% 1/31/47 (b)		1,586,000	1,235,098
8.7002% 3/1/49 (b)		1,420,000	1,128,573
Argentine Republic:
0.75% 7/9/30 (h)		21,910,686	12,468,550
1% 7/9/29		1,948,999	1,135,292
3.5% 7/9/41 (h)		3,950,000	1,613,575
3.625% 7/9/35 (h)		13,968,323	6,141,697
4.25% 1/9/38 (h)		5,332,281	2,541,165
Bahamian Republic 6% 11/21/28 (b)		1,035,000	924,773
Bahrain Kingdom:
5.625% 5/18/34 (b)		790,000	714,081
7.5% 2/12/36 (b)		580,000	591,600
Bank Gospodarstwa Krajowego:
5.375% 5/22/33 (b)		780,000	762,450
6.25% 10/31/28 (b)		500,000	512,500
Barbados Government 6.5% 10/1/29 (b)		1,880,000	1,784,238
Bermuda Government:
2.375% 8/20/30 (b)		385,000	321,595
3.375% 8/20/50 (b)		630,000	420,328
3.717% 1/25/27 (b)		2,220,000	2,106,919
4.75% 2/15/29 (b)		965,000	928,581
5% 7/15/32 (b)		490,000	471,013
Bonos para la Reconstruccion de una Argentina Libre 0% 6/30/25		2,585,000	2,399,061
Brazilian Federative Republic:
3.875% 6/12/30		2,310,000	2,038,575
6% 10/20/33		1,900,000	1,836,350
7.125% 1/20/37		2,250,000	2,358,000
7.125% 5/13/54		1,435,000	1,401,278
8.25% 1/20/34		2,809,000	3,207,878
Canadian Government 3% 6/1/34	CAD	350,000	243,356
Chilean Republic:
2.45% 1/31/31		4,855,000	4,110,061
2.75% 1/31/27		790,000	739,144
3.1% 1/22/61		3,325,000	2,028,250
3.5% 1/31/34		520,000	448,175
4% 1/31/52		455,000	349,070
4.34% 3/7/42		915,000	783,755
5.33% 1/5/54		1,440,000	1,349,100
Colombian Republic:
3% 1/30/30		2,720,000	2,205,920
3.125% 4/15/31		1,455,000	1,138,538
3.25% 4/22/32		1,245,000	946,823
4.125% 5/15/51		600,000	354,900
5% 6/15/45		5,260,000	3,682,000
5.2% 5/15/49		1,660,000	1,160,340
6.125% 1/18/41		105,000	87,308
7.375% 9/18/37		630,000	607,950
7.5% 2/2/34		630,000	624,330
8% 4/20/33		1,040,000	1,070,680
8% 11/14/35		8,500,000	8,665,750
8.75% 11/14/53		11,670,000	12,200,985
Costa Rican Republic:
5.625% 4/30/43 (b)		980,000	874,344
6.125% 2/19/31 (b)		630,000	630,315
7.3% 11/13/54 (b)		1,245,000	1,302,970
Democratic Socialist Republic of Sri Lanka:
6.2% (b)(d)		635,000	369,164
6.825% (b)(d)		2,215,000	1,299,673
7.55% (b)(d)		615,000	355,355
7.85% (b)(d)		1,545,000	899,963
Dominican Republic:
4.5% 1/30/30 (b)		1,355,000	1,227,630
4.875% 9/23/32 (b)		5,535,000	4,937,220
5.875% 1/30/60 (b)		1,685,000	1,420,455
5.95% 1/25/27 (b)		1,881,000	1,867,480
6% 7/19/28 (b)		1,011,000	1,003,418
6.5% 2/15/48 (b)		635,000	599,083
6.85% 1/27/45 (b)		1,143,000	1,122,640
6.875% 1/29/26 (b)		2,522,000	2,551,949
7.05% 2/3/31 (b)		1,020,000	1,048,050
7.45% 4/30/44 (b)		794,000	827,745
Ecopetrol SA 8.375% 1/19/36		870,000	846,619
Ecuador Republic:
3.5% 7/31/35 (b)(h)		3,250,000	1,665,625
6% 7/31/30 (b)(h)		3,100,000	2,074,094
El Salvador Republic:
0.25% 4/17/30 (b)		1,055,000	31,650
6.375% 1/18/27 (b)		195,000	171,295
7.1246% 1/20/50 (b)		1,000,000	633,125
7.625% 2/1/41 (b)		230,000	154,819
7.65% 6/15/35 (b)		855,000	611,058
9.25% 4/17/30 (b)		1,055,000	922,762
Emirate of Abu Dhabi:
3% 9/15/51 (b)		3,520,000	2,301,200
3.125% 9/30/49 (b)		5,230,000	3,555,877
3.875% 4/16/50 (b)		2,400,000	1,872,000
5.5% 4/30/54 (b)		1,425,000	1,414,313
Emirate of Dubai:
3.9% 9/9/50 (Reg. S)		3,300,000	2,394,612
5.25% 1/30/43 (Reg. S)		890,000	836,618
European Union 3% 12/4/34(Reg. S)	EUR	1,500,000	1,608,874
Export Credit Bank of Turkey 9% 1/28/27 (b)		1,080,000	1,126,516
Gabonese Republic:
6.625% 2/6/31 (b)		1,880,000	1,496,480
7% 11/24/31 (b)		1,245,000	991,132
Georgia Republic 2.75% 4/22/26 (b)		1,580,000	1,438,495
German Federal Republic:
1% 5/15/38(Reg. S)	EUR	8,745,000	7,556,338
2.1% 11/15/29(Reg. S)	EUR	13,600,000	14,340,483
2.4% 11/15/30(Reg. S)	EUR	2,000,000	2,139,376
2.5% 7/4/44	EUR	5,780,000	5,956,755
3.25% 7/4/42 (n)	EUR	24,000,000	27,573,047
Ghana Republic:
7.75% (b)(d)		1,150,000	586,776
8.627% (b)(d)		875,000	439,933
10.75% 10/14/30 (b)		1,600,000	1,090,400
Guatemalan Republic:
4.875% 2/13/28 (b)		305,000	291,180
4.9% 6/1/30 (b)		890,000	839,659
6.125% 6/1/50 (b)		915,000	826,073
6.6% 6/13/36 (b)		835,000	836,566
Hungarian Republic:
2.125% 9/22/31 (b)		880,000	691,469
3.125% 9/21/51 (b)		1,660,000	1,032,039
5.25% 6/16/29 (b)		1,305,000	1,275,442
5.5% 6/16/34 (b)		1,745,000	1,684,257
6.125% 5/22/28 (b)		610,000	621,194
6.25% 9/22/32 (b)		615,000	629,139
6.75% 9/25/52 (b)		430,000	456,690
Indonesian Republic:
3.2% 9/23/61		1,380,000	873,713
3.5% 2/14/50		1,165,000	847,902
3.85% 10/15/30		855,000	787,134
4.1% 4/24/28		1,955,000	1,872,523
4.2% 10/15/50		44,910,000	36,601,650
4.35% 1/11/48		1,225,000	1,032,828
5.125% 1/15/45 (b)		4,090,000	3,923,844
5.25% 1/17/42 (b)		660,000	643,913
5.95% 1/8/46 (b)		985,000	1,029,633
6.75% 1/15/44 (b)		690,000	789,619
7.75% 1/17/38 (b)		2,648,000	3,230,851
8.5% 10/12/35 (b)		4,030,000	5,073,206
Islamic Republic of Pakistan:
6% 4/8/26 (b)		2,270,000	2,053,641
6.875% 12/5/27 (b)		740,000	647,500
7.375% 4/8/31 (b)		2,260,000	1,849,669
Israeli State:
3.375% 1/15/50		2,760,000	1,750,828
5.75% 3/12/54		955,000	862,881
Ivory Coast:
6.125% 6/15/33 (b)		2,490,000	2,213,237
6.375% 3/3/28 (b)		3,770,000	3,669,379
8.25% 1/30/37 (b)		1,505,000	1,463,236
Jamaican Government:
6.75% 4/28/28		745,000	761,297
7.875% 7/28/45		430,000	498,800
Japan Government:
0.005% 2/1/25	JPY	683,100,000	4,339,193
0.8% 3/20/34	JPY	545,500,000	3,385,905
Jordanian Kingdom:
4.95% 7/7/25 (b)		1,535,000	1,506,157
7.375% 10/10/47 (b)		640,000	557,190
7.5% 1/13/29 (b)		755,000	753,113
7.75% 1/15/28 (b)		825,000	833,663
Kingdom of Saudi Arabia:
2.25% 2/2/33 (b)		2,285,000	1,810,817
3.25% 10/22/30 (b)		10,790,000	9,636,441
3.45% 2/2/61 (b)		4,585,000	2,940,131
3.625% 3/4/28 (b)		785,000	743,882
3.75% 1/21/55 (b)		1,250,000	874,463
4.5% 10/26/46 (b)		2,465,000	2,064,142
4.5% 4/22/60 (b)		7,675,000	6,143,531
4.625% 10/4/47 (b)		1,355,000	1,148,498
5% 1/18/53 (b)		1,010,000	879,710
5.75% 1/16/54 (b)		950,000	916,722
Lebanese Republic:
5.8% (d)		1,814,000	123,352
6.375% (d)		1,956,000	131,060
Mongolia Government 7.875% 6/5/29 (b)		245,000	249,621
Moroccan Kingdom 6.5% 9/8/33 (b)		1,735,000	1,768,963
Panamanian Republic:
2.252% 9/29/32		1,515,000	1,081,331
3.298% 1/19/33		1,135,000	868,843
3.87% 7/23/60		2,230,000	1,253,678
4.5% 5/15/47		645,000	440,817
4.5% 4/16/50		2,915,000	1,933,920
6.4% 2/14/35		1,935,000	1,815,998
6.853% 3/28/54		525,000	474,305
7.875% 3/1/57		865,000	888,788
8% 3/1/38		915,000	959,320
Peruvian Republic:
2.783% 1/23/31		2,035,000	1,717,031
3% 1/15/34		1,130,000	905,766
3.3% 3/11/41		1,735,000	1,264,381
Philippine Republic:
2.65% 12/10/45		1,655,000	1,053,176
2.95% 5/5/45		430,000	290,519
5% 7/17/33		920,000	900,163
5.5% 1/17/48		805,000	794,020
5.6% 5/14/49		1,075,000	1,072,648
5.609% 4/13/33		825,000	841,242
5.95% 10/13/47		1,320,000	1,373,625
Polish Government:
5.5% 4/4/53		585,000	564,607
5.5% 3/18/54		1,110,000	1,064,090
5.75% 11/16/32		1,500,000	1,545,855
Provincia de Cordoba:
6.875% 12/10/25 (b)		1,054,337	979,880
6.99% 6/1/27 (b)		1,310,721	1,075,525
Republic of Armenia 3.6% 2/2/31 (b)		1,030,000	840,841
Republic of Benin 7.96% 2/13/38 (b)		2,355,000	2,209,178
Republic of Honduras 6.25% 1/19/27 (b)		465,000	444,802
Republic of Kenya:
6.3% 1/23/34 (b)		605,000	477,914
7.25% 2/28/28 (b)		640,000	600,090
8% 5/22/32 (b)		750,000	683,438
9.75% 2/16/31 (b)		1,050,000	1,049,150
Republic of Montenegro 7.25% 3/12/31 (b)		1,650,000	1,659,801
Republic of Nigeria:
6.125% 9/28/28 (b)		3,930,000	3,489,604
6.5% 11/28/27 (b)		600,000	560,148
7.143% 2/23/30 (b)		1,650,000	1,452,875
7.625% 11/21/25 (b)		1,505,000	1,508,868
7.696% 2/23/38 (b)		1,110,000	877,921
7.875% 2/16/32 (b)		1,840,000	1,623,340
Republic of Paraguay:
2.739% 1/29/33 (b)		1,045,000	835,478
4.95% 4/28/31 (b)		1,525,000	1,447,320
5.4% 3/30/50 (b)		930,000	796,080
6% 2/9/36 (b)		560,000	556,080
Republic of Senegal 6.25% 5/23/33 (b)		1,085,000	917,812
Republic of Serbia:
2.125% 12/1/30 (b)		2,910,000	2,308,387
6.5% 9/26/33 (b)		1,650,000	1,650,000
Republic of Uzbekistan:
3.7% 11/25/30 (b)		725,000	597,038
3.9% 10/19/31 (b)		1,495,000	1,214,792
Republic of Zambia 8.97% (b)(d)		375,000	285,836
Romanian Republic:
3% 2/27/27 (b)		1,076,000	996,753
3% 2/14/31 (b)		2,911,000	2,414,587
3.625% 3/27/32 (b)		1,206,000	1,014,608
4% 2/14/51 (b)		1,665,000	1,148,334
6.625% 2/17/28 (b)		610,000	622,737
7.125% 1/17/33 (b)		350,000	367,073
Rwanda Republic 5.5% 8/9/31 (b)		1,800,000	1,455,966
South African Republic:
4.85% 9/27/27		1,010,000	958,995
4.85% 9/30/29		620,000	554,435
5% 10/12/46		1,415,000	951,588
5.65% 9/27/47		760,000	547,675
5.75% 9/30/49		2,045,000	1,469,844
5.875% 4/20/32		1,415,000	1,271,731
State of Qatar:
4.4% 4/16/50 (b)		3,580,000	3,051,950
4.625% 6/2/46 (b)		3,535,000	3,170,895
4.817% 3/14/49 (b)		3,480,000	3,173,551
5.103% 4/23/48 (b)		3,255,000	3,096,189
9.75% 6/15/30 (b)		722,000	903,583
Sultanate of Oman:
5.625% 1/17/28 (b)		4,775,000	4,761,296
6% 8/1/29 (b)		1,185,000	1,196,850
6.25% 1/25/31 (b)		895,000	917,375
6.5% 3/8/47 (b)		325,000	319,345
6.75% 1/17/48 (b)		4,039,000	4,049,098
7% 1/25/51 (b)		185,000	192,350
Turkish Republic:
4.25% 4/14/26		2,845,000	2,742,665
4.75% 1/26/26		2,780,000	2,706,942
4.875% 10/9/26		3,940,000	3,806,513
4.875% 4/16/43		2,105,000	1,477,710
5.125% 2/17/28		2,945,000	2,779,344
5.25% 3/13/30		1,055,000	959,428
5.75% 5/11/47		3,093,000	2,363,052
6% 3/25/27		440,000	433,792
6% 1/14/41		3,615,000	2,988,087
6.625% 2/17/45		1,020,000	874,013
7.625% 5/15/34		990,000	992,376
9.125% 7/13/30		1,120,000	1,214,388
9.375% 3/14/29		2,305,000	2,507,656
9.375% 1/19/33		3,315,000	3,693,208
9.875% 1/15/28		3,115,000	3,418,713
Ukraine Government:
6.876% 5/21/31 (b)		455,000	122,736
7.253% 3/15/35 (b)		1,570,000	422,330
7.375% 9/25/34 (b)		1,430,000	386,100
7.75% 9/1/24 (b)		2,254,000	694,232
7.75% 9/1/25 (b)		5,485,000	1,689,380
7.75% 9/1/26 (b)		3,955,000	1,196,388
7.75% 9/1/28 (b)		575,000	168,475
7.75% 9/1/29 (b)		520,000	150,800
7.75% 8/1/41 (b)(f)		975,000	502,125
United Mexican States:
2.659% 5/24/31		1,235,000	1,018,258
3.25% 4/16/30		2,460,000	2,159,880
3.5% 2/12/34		2,315,000	1,893,959
3.75% 1/11/28		2,265,000	2,136,886
3.75% 4/19/71		3,325,000	2,024,925
3.771% 5/24/61		800,000	497,600
4.5% 4/22/29		905,000	865,689
4.875% 5/19/33		895,000	831,511
5.75% 10/12/2110		2,265,000	1,893,398
6% 5/7/36		2,400,000	2,359,500
6.05% 1/11/40		1,810,000	1,752,080
6.338% 5/4/53		1,260,000	1,202,906
6.35% 2/9/35		1,240,000	1,251,780
Uruguay Republic:
5.1% 6/18/50		2,260,000	2,113,100
5.75% 10/28/34		1,080,000	1,114,020
Venezuelan Republic:
9.25% (d)		10,096,000	1,867,760
11.95% (Reg. S) (d)		1,641,700	305,356
12.75% (d)		450,400	84,000
Vietnamese Socialist Republic 5.5% 3/12/28		3,235,650	3,050,668
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $540,729,502)			496,989,236

Supranational Obligations - 0.1%
		Principal Amount (a)	Value ($)
European Investment Bank:
0% 6/17/27	EUR	5,300,000	5,241,822
3% 11/15/28 (Reg. S)	EUR	20,700,000	22,428,416
TOTAL SUPRANATIONAL OBLIGATIONS (Cost $27,678,929)			27,670,238

Common Stocks - 0.1%
	Shares	Value ($)
COMMUNICATION SERVICES - 0.0%
Entertainment - 0.0%
New Cineworld Ltd. (j)	109,610	1,981,749
Wireless Telecommunication Services - 0.0%
CUI Acquisition Corp. Class E (j)(l)	1	0
Digicel Group Ltd. (j)	16,305	39,621
		39,621
TOTAL COMMUNICATION SERVICES		2,021,370
CONSUMER DISCRETIONARY - 0.0%
Automobile Components - 0.0%
Aptiv PLC (l)	22,300	1,856,698
Hotels, Restaurants & Leisure - 0.0%
Old Claimco LLC (j)(l)	65,301	979,515
Specialty Retail - 0.0%
JOANN, Inc. (j)	945,558	65,196
TOTAL CONSUMER DISCRETIONARY		2,901,409
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
California Resources Corp.	111,144	5,262,668
California Resources Corp. warrants 10/27/24 (l)	6,440	76,765
Chesapeake Energy Corp.	91,908	8,357,194
Chesapeake Energy Corp. (i)	619	56,286
EP Energy Corp. (j)(l)	6,556	8,851
Exxon Mobil Corp.	22,714	2,663,444
Mesquite Energy, Inc. (j)(l)	113,725	9,324,323
New Fortress Energy, Inc. Class A (c)	73,000	1,850,550
		27,600,081
FINANCIALS - 0.0%
Financial Services - 0.0%
ACNR Holdings, Inc. (j)	39,857	3,672,424
Carnelian Point Holdings LP warrants (j)(l)	1,766	5,157
Lime Tree Bay Ltd. (j)(l)	809	52,043
		3,729,624
HEALTH CARE - 0.0%
Health Care Providers & Services - 0.0%
Centene Corp. (l)	27,200	1,947,248
INDUSTRIALS - 0.0%
Electrical Equipment - 0.0%
Regal Rexnord Corp.	11,500	1,719,710
Machinery - 0.0%
TNT Crane & Rigging LLC (j)(l)	83,132	591,900
TNT Crane & Rigging LLC warrants 10/31/25 (j)(l)	3,648	0
		591,900
TOTAL INDUSTRIALS		2,311,610
INFORMATION TECHNOLOGY - 0.0%
Electronic Equipment, Instruments & Components - 0.0%
Coherent Corp. (l)	46,700	2,664,702
IT Services - 0.0%
GTT Communications, Inc. (j)(l)	80,353	2,997,167
TOTAL INFORMATION TECHNOLOGY		5,661,869
UTILITIES - 0.0%
Electric Utilities - 0.0%
TexGen Power LLC (j)	88,700	90,366
TOTAL COMMON STOCKS (Cost $28,256,771)		46,263,577

Preferred Stocks - 0.0%
	Shares	Value ($)
Convertible Preferred Stocks - 0.0%
REAL ESTATE - 0.0%
Equity Real Estate Investment Trusts (REITs) - 0.0%
RLJ Lodging Trust Series A, 1.95%	20,725	515,534

Nonconvertible Preferred Stocks - 0.0%
FINANCIALS - 0.0%
Mortgage Real Estate Investment Trusts - 0.0%
AGNC Investment Corp. Series E, 6.50% (f)	66,700	1,661,497
Arbor Realty Trust, Inc. Series F, 6.25% (f)	40,700	822,140
Dynex Capital, Inc. Series C 6.90% (f)	20,200	497,324
Franklin BSP Realty Trust, Inc. 7.50%	34,000	730,932
MFA Financial, Inc. Series B, 7.50%	24,975	524,475
		4,236,368
REAL ESTATE - 0.0%
Equity Real Estate Investment Trusts (REITs) - 0.0%
Cedar Realty Trust, Inc.:
7.25%	1,166	16,149
Series C, 6.50%	26,075	311,857
DiamondRock Hospitality Co. 8.25%	12,600	324,324
National Storage Affiliates Trust Series A, 6.00%	12,600	298,242
Realty Income Corp. 6.00%	18,100	425,531
Rexford Industrial Realty, Inc. Series B, 5.875%	30,100	654,374
		2,030,477
Real Estate Management & Development - 0.0%
Digitalbridge Group, Inc.:
Series H, 7.125%	22,855	533,207
Series I, 7.15%	30,500	735,050
		1,268,257
TOTAL REAL ESTATE		3,298,734

TOTAL NONCONVERTIBLE PREFERRED STOCKS		7,535,102
TOTAL PREFERRED STOCKS (Cost $8,622,502)		8,050,636

Bank Loan Obligations - 5.3%
	Principal Amount (a)	Value ($)
COMMUNICATION SERVICES - 0.4%
Diversified Telecommunication Services - 0.2%
Altice France SA Tranche B14 1LN, term loan CME Term SOFR 1 Month Index + 5.500% 10.8286% 8/15/28 (f)(g)(v)	18,537,692	13,903,269
Aventiv Technologies LLC:
1LN, term loan:
CME Term SOFR 1 Month Index + 7.500% 13.071% 7/31/25 (f)(g)(v)	166,264	172,083
CME Term SOFR 3 Month Index + 5.090% 10.661% 7/31/25 (f)(g)(v)	6,286,246	5,175,655
Tranche 2LN, term loan CME Term SOFR 1 Month Index + 8.650% 14.621% 11/1/25 (f)(g)(v)	3,728,908	618,999
Connect U.S. Finco LLC Tranche B 1LN, term loan:
CME Term SOFR 1 Month Index + 3.500% 8.8183% 12/12/26 (f)(g)(v)	249,352	247,545
CME Term SOFR 1 Month Index + 4.500% 9.8292% 9/13/29 (f)(g)(v)	2,246,506	2,143,167
Frontier Communications Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.1937% 10/8/27 (f)(g)(v)	10,823,153	10,807,676
Lorca Co.-Borrower LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 4/17/31 (g)(v)(w)	1,265,000	1,271,325
Patagonia Holdco LLC Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 5.750% 11.0732% 8/1/29 (f)(g)(v)	2,143,220	2,000,331
Windstream Services LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 6.250% 11.6792% 9/21/27 (f)(g)(v)	4,321,664	4,318,077
Zayo Group Holdings, Inc. 1LN, term loan:
CME Term SOFR 1 Month Index + 3.000% 8.4437% 3/9/27 (f)(g)(v)	13,769,224	11,911,480
CME Term SOFR 1 Month Index + 4.320% 9.6542% 3/9/27 (f)(g)(v)	1,053,500	920,875
		53,490,482
Entertainment - 0.0%
Allen Media LLC Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 5.500% 10.9594% 2/10/27 (f)(g)(v)	8,093,216	6,778,069
AP Core Holdings II LLC:
Tranche B1 1LN, term loan CME Term SOFR 1 Month Index + 5.500% 10.9437% 9/1/27 (f)(g)(v)	1,260,000	1,152,900
Tranche B2 1LN, term loan CME Term SOFR 1 Month Index + 5.500% 10.9302% 9/1/27 (f)(g)(v)	3,520,000	3,328,160
Crown Finance U.S., Inc. 1LN, term loan CME Term SOFR 1 Month Index + 8.500% 13.9437% 7/31/28 (f)(g)(v)	646,686	653,689
ECL Entertainment LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.3292% 8/7/30 (f)(g)(v)	1,388,025	1,395,548
Sweetwater Borrower LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.6937% 8/5/28 (f)(g)(v)	3,026,528	3,032,823
		16,341,189
Media - 0.2%
Advantage Sales & Marketing, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.818% 10/28/27 (f)(g)(v)	3,415,320	3,346,160
Altice Financing SA Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.000% 10.3286% 10/31/27 (f)(g)(v)	1,696,027	1,472,711
Century DE Buyer LLC 1LN, term loan CME Term SOFR 3 Month Index + 4.000% 9.3295% 10/30/30 (f)(g)(v)	2,726,000	2,708,117
Charter Communication Operating LLC Tranche B2 1LN, term loan CME Term SOFR 1 Month Index + 1.750% 7.0519% 2/1/27 (f)(g)(v)	15,403,664	15,387,028
Coral-U.S. Co.-Borrower LLC:
Tranche B, term loan CME Term SOFR 1 Month Index + 2.250% 7.6813% 1/31/28 (f)(g)(v)	6,532,000	6,447,998
Tranche B6 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.4313% 10/15/29 (f)(g)(v)	1,415,000	1,408,123
CSC Holdings LLC:
Tranche B 5LN, term loan CME Term SOFR 1 Month Index + 2.500% 7.9313% 4/15/27 (f)(g)(v)	4,029,561	3,173,803
Tranche B6 LN, term loan CME Term SOFR 1 Month Index + 4.500% 9.8168% 1/18/28 (f)(g)(v)	7,803,262	7,493,941
Diamond Sports Group LLC:
1LN, term loan CME Term SOFR 1 Month Index + 8.000% 15.4132% 8/24/26 (f)(g)(v)	2,018,970	1,892,784
2LN, term loan CME Term SOFR 1 Month Index + 3.250% 10.6625% (d)(f)(g)(v)	11,143,754	208,945
term loan 5% 8/2/27 (v)	2,219,535	3,129,544
Dotdash Meredith, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.4132% 12/1/28 (f)(g)(v)	7,603,668	7,613,172
LCPR Loan Financing LLC 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.1813% 9/25/28 (f)(g)(v)	960,000	938,400
Nexstar Media, Inc. Tranche B, term loan CME Term SOFR 1 Month Index + 2.500% 7.9437% 9/19/26 (f)(g)(v)	3,717,523	3,724,958
Planet U.S. Buyer LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.8232% 2/10/31 (f)(g)(v)	2,750,000	2,769,663
Radiate Holdco LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.6937% 9/25/26 (f)(g)(v)	4,814,008	3,788,769
Univision Communications, Inc.:
1LN, term loan CME Term SOFR 3 Month Index + 4.250% 9.5594% 6/24/29 (f)(g)(v)	1,203,563	1,202,660
Tranche B 1LN, term loan:
CME Term SOFR 1 Month Index + 3.250% 8.6937% 3/24/26 (f)(g)(v)	3,513,454	3,512,575
CME Term SOFR 1 Month Index + 3.250% 8.6937% 1/31/29 (f)(g)(v)	4,739,497	4,671,391
CME Term SOFR 1 Month Index + 3.500% 1/31/29 (g)(j)(v)(w)	1,660,000	1,647,550
Virgin Media Bristol LLC:
Tranche N, term loan CME Term SOFR 1 Month Index + 2.500% 7.9313% 1/31/28 (f)(g)(v)	3,841,000	3,735,373
Tranche Y 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.6562% 3/6/31 (f)(g)(v)	4,580,000	4,419,700
		84,693,365
Wireless Telecommunication Services - 0.0%
Crown Subsea Communications Holding, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.750% 10.0795% 1/30/31 (f)(g)(v)	6,270,000	6,322,229
SBA Senior Finance II, LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.000% 7.33% 1/27/31 (f)(g)(v)	907,247	910,712
		7,232,941
TOTAL COMMUNICATION SERVICES		161,757,977
CONSUMER DISCRETIONARY - 1.2%
Automobile Components - 0.0%
American Trailer World Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.1792% 3/5/28 (f)(g)(v)	3,115,623	3,049,728
Clarios Global LP Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.3292% 5/6/30 (f)(g)(v)	4,673,288	4,696,654
Hertz Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.0706% 6/30/28 (f)(g)(v)	2,099,738	1,925,018
Novae LLC 1LN, term loan CME Term SOFR 3 Month Index + 5.000% 10.4785% 12/22/28 (f)(g)(v)	1,756,040	1,750,000
Power Stop LLC 1LN, term loan CME Term SOFR 1 Month Index + 4.750% 10.1973% 1/26/29 (f)(g)(v)	3,774,320	3,661,090
		15,082,490
Automobiles - 0.0%
Bombardier Recreational Products, Inc.:
Tranche B3 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 8.0792% 12/13/29 (f)(g)(v)	2,965,019	2,972,906
Tranche B4 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 8.0792% 1/22/31 (f)(g)(v)	1,272,080	1,274,904
CWGS Group LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.500% 7.9355% 6/3/28 (f)(g)(v)	6,553,650	6,387,581
HarbourVest Partners LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.500% 7.8292% 4/22/30 (f)(g)(v)	3,694,562	3,699,180
		14,334,571
Broadline Retail - 0.2%
CMG Media Corp. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.500% 8.9094% 12/17/26 (f)(g)(v)	9,057,303	7,133,622
CNT Holdings I Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.8295% 11/8/27 (f)(g)(v)	4,381,788	4,400,060
Great Outdoors Group LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.1937% 3/5/28 (f)(g)(v)	62,167,948	62,197,167
		73,730,849
Distributors - 0.1%
Aip Rd Buyer Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.000% 9.8292% 12/26/28 (f)(g)(v)	4,009,850	4,044,936
BCPE Empire Holdings, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.3292% 12/25/28 (f)(g)(v)	7,180,020	7,188,134
Gloves Buyer, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.4437% 1/6/28 (f)(g)(v)	1,222,195	1,221,180
Windsor Holdings III, LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.3201% 8/1/30 (f)(g)(v)	3,870,574	3,910,906
		16,365,156
Diversified Consumer Services - 0.2%
AI Aqua Merger Sub, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.5777% 7/31/28 (f)(g)(v)	6,330,000	6,363,233
Fugue Finance LLC Tranche B 1LN, term loan:
CME Term SOFR 1 Month Index + 3.750% 9.0973% 2/26/31 (f)(g)(v)	390,000	393,292
CME Term SOFR 1 Month Index + 4.000% 9.3473% 1/26/28 (f)(g)(v)	2,163,123	2,176,642
GEMS MENASA Cayman Ltd. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.750% 10.1937% 7/30/26 (f)(g)(v)	4,571,797	4,587,021
KUEHG Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.500% 9.8019% 6/12/30 (f)(g)(v)	12,049,450	12,096,322
Learning Care Group (U.S.) No 2, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.750% 10.0783% 8/11/28 (f)(g)(v)	2,238,750	2,248,086
Sotheby's Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.500% 10.0902% 1/15/27 (f)(g)(v)	2,626,281	2,462,138
Spin Holdco, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.000% 9.5854% 3/4/28 (f)(g)(v)	25,790,094	22,147,243
TKC Holdings, Inc. 1LN, term loan:
CME Term SOFR 1 Month Index + 5.500% 11.1082% 5/14/28 (f)(g)(v)	254,000	253,472
13.5% 2/14/27 (f)(v)	1,025,875	846,347
		53,573,796
Hotels, Restaurants & Leisure - 0.6%
1011778 BC ULC Tranche B5 1LN, term loan CME Term SOFR 1 Month Index + 2.250% 7.5784% 9/21/30 (f)(g)(v)	4,468,450	4,470,148
19Th Holdings Golf LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.6728% 2/7/29 (f)(g)(v)	4,150,148	4,122,466
Alterra Mountain Co. 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.5792% 8/17/28 (f)(g)(v)	4,265,412	4,289,427
Aramark Services, Inc.:
Tranche B-4 1LN, term loan CME Term SOFR 1 Month Index + 1.750% 7.1937% 1/15/27 (f)(g)(v)	2,289,288	2,289,288
Tranche B8 1LN, term loan CME Term SOFR 1 Month Index + 2.000% 7.3292% 6/24/30 (f)(g)(v)	2,234,174	2,241,167
Arcis Golf LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.1929% 11/24/28 (f)(g)(v)	2,404,607	2,416,630
BRE/Everbright M6 Borrower LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.000% 10.4284% 9/9/26 (f)(g)(v)	1,092,516	1,094,428
Caesars Entertainment, Inc.:
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 8.0973% 1/26/30 (f)(g)(v)	17,325,000	17,361,036
Tranche B1 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 8.0973% 2/6/31 (f)(g)(v)	4,860,000	4,867,582
Carnival Corp. Tranche B 1LN, term loan:
CME Term SOFR 1 Month Index + 2.750% 8.0749% 8/9/27 (f)(g)(v)	2,819,440	2,834,947
CME Term SOFR 1 Month Index + 2.750% 8.0749% 10/18/28 (f)(g)(v)	4,453,823	4,485,000
City Football Group Ltd. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.5861% 7/21/28 (f)(g)(v)	19,295,365	19,204,870
ClubCorp Holdings, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.000% 10.5635% 9/18/26 (f)(g)(v)	10,564,617	10,614,799
Dave & Buster's, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.625% 6/29/29 (f)(g)(v)	2,980,529	2,995,014
Delta 2 SARL Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 7.5594% 1/15/30 (f)(g)(v)	6,040,000	6,070,200
Entain Holdings Gibraltar Ltd. Tranche B4 1LN, term loan CME Term SOFR 3 Month Index + 2.250% 7.9094% 3/16/27 (f)(g)(v)	1,847,750	1,851,224
Entain PLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 8.0704% 10/31/29 (f)(g)(v)	3,097,972	3,102,805
Fertitta Entertainment LLC NV Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.0709% 1/27/29 (f)(g)(v)	28,480,537	28,552,877
Fitness International LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.250% 10.5795% 2/12/29 (f)(g)(v)	1,750,000	1,752,188
Flutter Financing B.V. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.250% 7.5594% 11/25/30 (f)(g)(v)	6,793,973	6,816,596
Flynn Restaurant Group LP Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.6937% 12/1/28 (f)(g)(v)	1,487,877	1,492,712
Four Seasons Hotels Ltd. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.000% 7.3292% 11/30/29 (f)(g)(v)	5,166,725	5,178,919
Golden Entertainment, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.250% 7.5749% 5/26/30 (f)(g)(v)	4,421,588	4,429,900
Herschend Entertainment Co. LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 8.3157% 8/27/28 (f)(g)(v)	1,340,625	1,343,977
Hilton Grand Vacations Borrower LLC Tranche B 1LN, term loan:
CME Term SOFR 1 Month Index + 2.750% 8.0792% 1/17/31 (f)(g)(v)	2,615,000	2,625,225
CME Term SOFR 1 Month Index + 3.000% 7.8292% 8/2/28 (f)(g)(v)	13,711,478	13,760,976
Hilton Worldwide Finance LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.000% 7.4249% 11/8/30 (f)(g)(v)	2,008,852	2,014,778
J&J Ventures Gaming LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.6937% 4/26/28 (f)(g)(v)	1,696,714	1,691,421
Life Time, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.5911% 1/15/26 (f)(g)(v)	1,595,000	1,600,646
Light & Wonder International, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 8.0699% 4/16/29 (f)(g)(v)	3,360,063	3,372,663
Marriott Ownership Resorts, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.250% 7.5792% 4/1/31 (f)(g)(v)	3,220,000	3,215,975
Ontario Gaming GTA LP Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.5594% 8/1/30 (f)(g)(v)	3,022,425	3,039,230
Pacific Bells LLC Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.500% 10.0635% 10/20/28 (f)(g)(v)	1,480,952	1,480,492
PCI Gaming Authority 1LN, term loan 3 month U.S. LIBOR + 2.500% 7.9437% 5/29/26 (f)(g)(v)	2,255,817	2,262,021
PFC Acquisition Corp. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 6.250% 11.7294% 3/1/26 (f)(g)(v)	895,130	885,221
Playa Resorts Holding BV Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 8.5723% 1/5/29 (f)(g)(v)	2,965,899	2,979,631
Restaurant Technologies, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.250% 9.5519% 4/1/29 (f)(g)(v)	3,974,728	3,905,170
Scientific Games Holdings LP term loan CME Term SOFR 3 Month Index + 3.500% 8.5563% 4/4/29 (f)(g)(v)	7,369,855	7,386,584
SeaWorld Parks & Entertainment, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.500% 7.8292% 8/25/28 (f)(g)(v)	413,963	413,445
Station Casinos LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.250% 7.5792% 3/14/31 (f)(g)(v)	6,545,000	6,558,155
Travelport Finance Luxembourg SARL 1LN, term loan CME Term SOFR 1 Month Index + 7.000% 13.5635% 9/29/28 (f)(g)(v)	3,286,733	2,976,728
United PF Holdings LLC:
1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.5911% 12/30/26 (f)(g)(v)	10,613,252	9,339,662
2LN, term loan 3 month U.S. LIBOR + 8.500% 14.0911% 12/30/27 (f)(g)(v)	500,000	402,500
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 8.500% 14.0911% 12/30/26 (f)(g)(v)	747,875	691,784
Whatabrands LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 8.0792% 8/3/28 (f)(g)(v)	6,813,175	6,820,261
		221,300,768
Household Durables - 0.0%
Mattress Firm, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.250% 9.8135% 9/24/28 (f)(g)(v)	4,025,791	4,027,039
Runner Buyer, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 5.500% 10.9618% 10/21/28 (f)(g)(v)	1,783,600	1,015,172
Weber-Stephen Products LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.6937% 10/30/27 (f)(g)(v)	2,140,791	1,992,284
		7,034,495
Leisure Products - 0.0%
Topgolf Callaway Brands Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.3292% 3/18/30 (f)(g)(v)	4,897,250	4,918,259
Specialty Retail - 0.1%
Academy Ltd. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.1777% 11/6/27 (f)(g)(v)	1,470,355	1,469,444
At Home Group, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.6777% 7/24/28 (f)(g)(v)	1,755,000	925,025
Belron Finance U.S. LLC Tranche B 1LN, term loan:
CME Term SOFR 1 Month Index + 2.000% 7.5142% 4/28/28 (f)(g)(v)	817,892	819,258
CME Term SOFR 1 Month Index + 2.250% 7.6769% 4/13/29 (f)(g)(v)	898,213	901,204
Empire Today LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.000% 10.5911% 4/1/28 (f)(g)(v)	1,458,750	1,046,040
Johnstone Supply LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 5/16/31 (g)(v)(w)	2,530,000	2,534,225
Kodiak BP LLC Tranche B2 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.0594% 3/13/28 (f)(g)(v)	960,000	966,000
LBM Acquisition LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.1792% 12/18/27 (f)(g)(v)	11,375,599	11,327,253
RVR Dealership Holdings LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.000% 9.1749% 2/8/28 (f)(g)(v)	3,273,980	3,033,343
Staples, Inc. Tranche B 1LN, term loan:
3 month U.S. LIBOR + 5.000% 10.4277% 4/16/26 (f)(g)(v)	4,564,724	4,519,534
CME Term SOFR 1 Month Index + 5.750% 8/23/29 (g)(v)(w)	8,845,000	8,424,863
Tory Burch LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.6937% 4/16/28 (f)(g)(v)	3,948,639	3,952,864
Wand NewCo 3, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.0792% 1/20/31 (f)(g)(v)	3,515,000	3,539,781
Woof Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.321% 12/21/27 (f)(g)(v)	2,707,672	2,183,060
		45,641,894
Textiles, Apparel & Luxury Goods - 0.0%
Crocs, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.250% 7.5617% 2/20/29 (f)(g)(v)	4,198,245	4,223,686
Fanatics Commerce Intermediate Holdco LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.6937% 11/23/28 (f)(g)(v)	594,402	592,423
		4,816,109
TOTAL CONSUMER DISCRETIONARY		456,798,387
CONSUMER STAPLES - 0.2%
Beverages - 0.1%
Naked Juice LLC:
1LN, term loan CME Term SOFR 3 Month Index + 3.250% 8.6594% 1/24/29 (f)(g)(v)	4,532,823	4,305,230
2LN, term loan CME Term SOFR 3 Month Index + 6.000% 11.4019% 1/24/30 (f)(g)(v)	1,930,000	1,613,364
Triton Water Holdings, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.8135% 3/31/28 (f)(g)(v)	12,402,523	12,378,586
		18,297,180
Consumer Staples Distribution & Retail - 0.1%
8th Avenue Food & Provisions, Inc. 2LN, term loan CME Term SOFR 1 Month Index + 7.750% 13.1937% 10/1/26 (f)(g)(v)	172,000	154,693
BJ's Wholesale Club, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.000% 7.3196% 2/3/29 (f)(g)(v)	1,895,078	1,902,184
Cardenas Merger Sub, LLC 1LN, term loan CME Term SOFR 6 Month Index + 6.750% 12.1594% 8/1/29 (f)(g)(v)	4,379,230	4,401,126
JP Intermediate B LLC term loan CME Term SOFR 1 Month Index + 5.500% 11.0911% 11/20/27 (f)(g)(v)	3,805,329	280,643
Northeast Grocery, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 7.500% 12.8267% 12/13/28 (f)(g)(v)	1,760,000	1,755,600
Primary Products Finance LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.9521% 4/2/29 (f)(g)(v)	2,812,950	2,812,950
Upfield U.S.A. Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.750% 10.2131% 1/3/28 (f)(g)(v)	3,956,330	3,968,713
		15,275,909
Food Products - 0.0%
Aspire Bakeries Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.5706% 12/23/30 (f)(g)(v)	970,000	977,275
Chobani LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.6937% 10/23/27 (f)(g)(v)	4,077,952	4,096,139
Del Monte Foods, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.7359% 5/16/29 (f)(g)(v)	6,795,527	5,275,028
Fiesta Purchaser, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.3292% 2/12/31 (f)(g)(v)	3,350,000	3,377,437
Saratoga Food Specialties LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.0708% 3/1/29 (f)(g)(v)	1,180,000	1,185,900
		14,911,779
Household Products - 0.0%
Resideo Funding, Inc.:
1LN, term loan CME Term SOFR 1 Month Index + 2.000% 7.33% 2/14/28 (f)(g)(v)	415,000	415,780
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.000% 5/21/31 (g)(v)(w)	1,375,000	1,378,438
		1,794,218
Personal Care Products - 0.0%
Conair Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.1937% 5/17/28 (f)(g)(v)	3,744,000	3,716,519
TOTAL CONSUMER STAPLES		53,995,605
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Apro LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.1873% 11/14/26 (f)(g)(v)	1,376,420	1,377,287
BCP Renaissance Parent LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.5724% 10/31/28 (f)(g)(v)	1,853,457	1,861,946
Delek U.S. Holdings, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.9292% 11/19/29 (f)(g)(v)	5,099,994	5,114,580
EG America LLC Tranche BC 1LN, term loan CME Term SOFR 1 Month Index + 5.500% 11.2383% 2/7/28 (f)(g)(v)	10,449,104	10,213,999
Epic Y-Grade Services,LP Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.500% 11.0521% 6/29/29 (f)(g)(v)	4,075,000	4,087,103
GIP II Blue Holding LP Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.0792% 9/29/28 (f)(g)(v)	6,400,859	6,466,020
GIP III Stetson I LP Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.6792% 10/31/28 (f)(g)(v)	3,727,585	3,742,495
Hamilton Projs. Acquiror LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 5/22/31 (g)(v)(w)	1,270,000	1,275,563
Mesquite Energy, Inc.:
1LN, term loan 3 month U.S. LIBOR + 8.000% 0% (d)(g)(j)(v)	2,102,309	0
term loan 0% (d)(f)(j)(v)	907,000	0
New Fortress Energy, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.000% 10.3295% 10/30/28 (f)(g)(v)	7,930,125	7,968,348
Par Petroleum LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.0518% 2/28/30 (f)(g)(v)	1,877,167	1,887,491
Prairie ECI Acquiror LP Tranche 1LN, term loan CME Term SOFR 1 Month Index + 4.750% 10.0792% 8/1/29 (f)(g)(v)	1,430,000	1,433,375
		45,428,207
FINANCIALS - 0.7%
Capital Markets - 0.2%
Aretec Group, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 4.500% 9.9157% 8/9/30 (f)(g)(v)	5,445,181	5,469,848
AssuredPartners, Inc. Tranche B5 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.8292% 2/14/31 (f)(g)(v)	7,680,000	7,736,986
Broadstreet Partners, Inc.:
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.6937% 1/27/27 (f)(g)(v)	1,277,250	1,278,642
Tranche B3 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.0792% 1/26/29 (f)(g)(v)	2,667,938	2,672,954
Tranche B4 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 5/10/31 (g)(v)(w)	754,000	757,167
Citadel Securities LP Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.250% 7.5792% 7/29/30 (f)(g)(v)	8,547,194	8,594,203
Cpi Holdco B LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.000% 7.3206% 5/10/31 (f)(g)(v)	3,120,000	3,120,655
CQP Holdco LP Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.000% 8.3019% 12/31/30 (f)(g)(v)	11,755,945	11,768,171
Fleet U.S. Bidco, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.5792% 2/3/31 (f)(g)(v)	2,065,000	2,075,325
Focus Financial Partners LLC Tranche B7 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 8.0792% 6/30/28 (f)(g)(v)	4,775,883	4,781,375
Hightower Holding LLC Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.000% 9.5861% 4/21/28 (f)(g)(v)	4,538,452	4,561,144
Jane Street Group LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.500% 7.9437% 1/26/28 (f)(g)(v)	2,378,853	2,385,776
Superannuation & Investments U.S. LLC 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.1923% 12/1/28 (f)(g)(v)	1,285,413	1,285,091
		56,487,337
Financial Services - 0.2%
Agellan Portfolio 9% 8/7/25 (j)(v)	424,000	424,000
Clue Opco LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.500% 9.8295% 12/19/30 (f)(g)(v)	4,500,467	4,136,694
FinCo I LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.3295% 6/27/29 (f)(g)(v)	1,400,995	1,406,445
GTCR W-2 Merger Sub LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.3094% 1/31/31 (f)(g)(v)	15,065,000	15,104,772
Heubach Holding U.S.A. LLC Tranche CME, term loan CME Term SOFR 1 Month Index + 10.000% 15.5868% 12/31/49 (d)(f)(g)(j)(v)	357,500	250,250
IVI America LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.500% 3/10/31 (g)(v)(w)	1,105,000	1,108,459
MHP Commercial Mortgage Trust U.S. Secured Overnight Fin. Rate (SOFR) Index + 5.000% 10.3168% 1/9/25 (f)(g)(j)(v)	6,198,931	5,950,974
NCR Atleos Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.750% 10.1795% 3/27/29 (f)(g)(v)	4,050,773	4,084,515
Needle Holdings LLC 1LN, term loan CME Term SOFR 1 Month Index + 9.500% 14.8295% 4/28/28 (f)(g)(v)	1,425,306	1,446,686
Nexus Buyer LLC:
2LN, term loan CME Term SOFR 1 Month Index + 6.250% 11.6792% 11/1/29 (f)(g)(v)	1,555,000	1,549,558
Tranche B 1LN, term loan:
CME Term SOFR 1 Month Index + 3.750% 9.1792% 11/8/26 (f)(g)(v)	1,818,708	1,820,072
CME Term SOFR 1 Month Index + 4.500% 9.8292% 12/13/28 (f)(g)(v)	3,634,000	3,638,543
Priority Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.750% 10.0696% 5/16/31 (f)(g)(v)	960,000	961,200
Recess Holdings, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.500% 9.8292% 2/14/30 (f)(g)(v)	2,350,000	2,361,750
Sk Neptune Husky Finance Sarl Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 5.000% 10.4338% 1/3/29 (d)(f)(g)(v)	1,442,974	23,448
Sunbelt Mezz U.S. Secured Overnight Fin. Rate (SOFR) Index + 4.450% 9.8777% 1/21/27 (f)(g)(j)(v)	1,493,996	1,493,996
TransUnion LLC:
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.000% 7.3292% 12/1/28 (f)(g)(v)	1,853,228	1,858,918
Tranche B5 1LN, term loan CME Term SOFR 1 Month Index + 1.750% 7.1792% 11/16/26 (f)(g)(v)	2,839,091	2,841,930
Walker & Dunlop, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.250% 7.6792% 12/16/28 (f)(g)(v)	816,750	817,771
WH Borrower LLC Tranche B 1LN, term loan:
CME Term SOFR 1 Month Index + 5.500% 10.8171% 2/9/27 (f)(g)(v)	6,099,347	6,002,794
CME Term SOFR 1 Month Index + 5.500% 10.8171% 2/15/27 (f)(g)(j)(v)	4,149,045	4,066,064
		61,348,839
Insurance - 0.3%
Acrisure LLC:
Tranche B 1LN, term loan:
CME Term SOFR 1 Month Index + 3.500% 8.9437% 2/15/27 (f)(g)(v)	13,278,033	13,265,154
CME Term SOFR 1 Month Index + 4.250% 9.6937% 2/15/27 (f)(g)(v)	4,856,640	4,868,781
Tranche B5 1LN, term loan CME Term SOFR 1 Month Index + 4.500% 9.8292% 11/6/30 (f)(g)(v)	7,676,293	7,705,079
Alliant Holdings Intermediate LLC Tranche B6 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.8201% 11/6/30 (f)(g)(v)	6,673,110	6,697,868
AmWINS Group, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.250% 7.6937% 2/19/28 (f)(g)(v)	6,288,311	6,300,008
Amynta Agency Borrower, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.5519% 2/28/28 (f)(g)(v)	2,615,270	2,619,638
Asurion LLC:
1LN, term loan CME Term SOFR 3 Month Index + 4.000% 9.4292% 8/19/28 (f)(g)(v)	4,364,554	4,310,608
Tranche B11 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.6792% 8/19/28 (f)(g)(v)	6,127,852	6,076,807
Tranche B3 2LN, term loan CME Term SOFR 1 Month Index + 5.250% 10.6937% 1/31/28 (f)(g)(v)	9,525,000	8,938,641
Tranche B4 2LN, term loan CME Term SOFR 1 Month Index + 5.250% 10.6937% 1/20/29 (f)(g)(v)	5,814,000	5,401,555
Tranche B8 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.6937% 12/23/26 (f)(g)(v)	16,665,856	16,540,862
Tranche B9 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.6937% 7/31/27 (f)(g)(v)	3,674,782	3,610,988
HUB International Ltd. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.5746% 6/20/30 (f)(g)(v)	15,251,484	15,348,026
Jones DesLauriers Insurance Management, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.8295% 3/15/30 (f)(g)(v)	967,575	967,778
Ryan Specialty Group LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 8.0792% 9/1/27 (f)(g)(v)	3,626,129	3,645,166
Truist Insurance Holdings LLC:
2L, term loan CME Term SOFR 1 Month Index + 4.750% 10.0859% 3/8/32 (f)(g)(v)	6,410,000	6,540,892
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.5859% 5/6/31 (f)(g)(v)	7,530,000	7,574,352
USI, Inc. Tranche B 1LN, term loan:
CME Term SOFR 1 Month Index + 3.000% 8.3019% 11/22/29 (f)(g)(v)	6,891,799	6,901,378
CME Term SOFR 1 Month Index + 3.250% 8.0784% 9/27/30 (f)(g)(v)	1,393,000	1,394,992
		128,708,573
TOTAL FINANCIALS		246,544,749
HEALTH CARE - 0.4%
Health Care Equipment & Supplies - 0.1%
Avantor Funding, Inc. Tranche B6 1LN, term loan CME Term SOFR 1 Month Index + 2.000% 7.4292% 11/8/27 (f)(g)(v)	1,442,706	1,449,313
Embecta Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.3292% 3/31/29 (f)(g)(v)	3,804,396	3,570,958
ICU Medical, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.500% 7.9519% 1/6/29 (f)(g)(v)	2,481,713	2,483,053
Insulet Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.3292% 5/4/28 (f)(g)(v)	6,392,960	6,413,738
Medline Borrower LP Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 8.0792% 10/23/28 (f)(g)(v)	14,265,333	14,354,491
Packaging Coordinators Midco, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.5749% 11/30/27 (f)(g)(v)	5,012,980	5,025,513
Sotera Health Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 5/30/31 (g)(v)(w)	2,170,000	2,160,517
VetStrategy Canada Holdings, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.500% 10.8094% 11/16/28 (f)(g)(v)	4,204,463	4,211,484
		39,669,067
Health Care Providers & Services - 0.1%
Accelerated Health Systems LLC Tranche B1 LN, term loan CME Term SOFR 3 Month Index + 4.250% 9.7019% 2/15/29 (f)(g)(v)	2,515,000	2,091,650
AHP Health Partners, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.9437% 8/24/28 (f)(g)(v)	2,629,373	2,641,206
Cano Health, Inc.:
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.4626% 11/23/27 (d)(f)(g)(v)	4,392,999	1,091,968
Tranche DD 1LN, term loan CME Term SOFR 1 Month Index + 11.000% 16.3213% 10/7/24 (f)(g)(j)(v)	698,575	695,082
Tranche DD, term loan CME Term SOFR 1 Month Index + 11.000% 16.3213% 10/7/24 (f)(g)(j)(v)	455,737	453,458
Charlotte Buyer, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.250% 10.5709% 2/12/28 (f)(g)(v)	2,978,780	2,995,372
DaVita, Inc. Tranche B1 1LN, term loan CME Term SOFR 1 Month Index + 2.000% 7.3292% 5/9/31 (f)(g)(v)	3,570,000	3,559,576
Gainwell Acquisition Corp. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.000% 9.4094% 10/1/27 (f)(g)(v)	15,615,150	15,153,253
HAH Group Holding Co. LLC:
1LN, term loan:
CME Term SOFR 1 Month Index + 5.000% 10.43% 10/29/27 (f)(g)(v)	1,322,995	1,326,302
CME Term SOFR 3 Month Index + 5.000% 10.43% 10/29/27 (f)(g)(v)	2,185,159	2,190,622
Tranche DD 1LN, term loan CME Term SOFR 3 Month Index + 5.000% 10.43% 10/29/27 (f)(g)(v)	167,410	167,829
Icon Luxembourg Sarl Tranche B 1LN, term loan:
CME Term SOFR 1 Month Index + 2.000% 7.3094% 7/3/28 (f)(g)(v)	1,844,356	1,854,851
CME Term SOFR 1 Month Index + 2.000% 7.3094% 7/3/28 (f)(g)(v)	459,523	462,137
MED ParentCo LP Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.3292% 4/7/31 (f)(g)(v)	3,267,924	3,283,381
Pacific Dental Services, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.5668% 3/17/31 (f)(g)(v)	1,555,000	1,565,698
Phoenix Guarantor, Inc. term loan CME Term SOFR 1 Month Index + 3.250% 8.5792% 2/21/31 (f)(g)(v)	2,655,000	2,655,345
Phoenix Newco, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.6937% 11/15/28 (f)(g)(v)	9,301,291	9,349,751
R1 RCM, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.3292% 6/21/29 (f)(g)(v)	1,780,481	1,789,829
Surgery Center Holdings, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.8206% 12/19/30 (f)(g)(v)	3,032,814	3,045,552
U.S. Anesthesia Partners, Inc. 2LN, term loan CME Term SOFR 1 Month Index + 7.500% 12.9277% 10/1/29 (f)(g)(v)	565,000	470,363
WCG Intermediate Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.4437% 1/8/27 (f)(g)(v)	3,195,561	3,209,845
		60,053,070
Health Care Technology - 0.1%
Athenahealth Group, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.5792% 2/15/29 (f)(g)(v)	15,197,684	15,155,435
Cotiviti, Inc.:
Tranche 1LN, term loan 7.625% 5/1/31 (v)	1,300,000	1,291,875
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.5632% 5/1/31 (f)(g)(v)	7,780,000	7,804,351
Zelis Payments Buyer, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 8.0792% 9/28/29 (f)(g)(v)	4,065,000	4,080,000
		28,331,661
Pharmaceuticals - 0.1%
Catalent Pharma Solutions Tranche B4 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.3206% 2/22/28 (f)(g)(v)	1,665,000	1,673,325
Elanco Animal Health, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 1.750% 7.1632% 8/1/27 (f)(g)(v)	8,275,505	8,263,340
Endo Finance Holdings, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 4.500% 9.8264% 4/23/31 (f)(g)(v)	3,170,000	3,166,038
Jazz Financing Lux SARL Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.4437% 5/5/28 (f)(g)(v)	8,331,086	8,394,902
Organon & Co. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.500% 7.8206% 5/14/31 (f)(g)(v)	4,105,000	4,135,788
Perrigo Investments LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.500% 7.6792% 4/20/29 (f)(g)(v)	2,382,266	2,391,200
		28,024,593
TOTAL HEALTH CARE		156,078,391
INDUSTRIALS - 0.9%
Aerospace & Defense - 0.1%
Bleriot U.S. Bidco, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.250% 10/31/28 (g)(v)(w)	1,555,000	1,566,663
Gemini HDPE LLC Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.000% 8.5911% 12/31/27 (f)(g)(v)	1,789,750	1,794,976
Ovation Parent, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.8266% 4/21/31 (f)(g)(v)	1,920,000	1,932,000
TransDigm, Inc.:
Tranche I 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 8.0594% 8/24/28 (f)(g)(v)	13,858,555	13,917,870
Tranche K 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 8.0594% 3/22/30 (f)(g)(v)	2,391,976	2,401,855
		21,613,364
Air Freight & Logistics - 0.0%
Echo Global Logistics, Inc. 2LN, term loan CME Term SOFR 3 Month Index + 7.000% 12.4292% 11/23/29 (f)(g)(j)(v)	1,525,000	1,525,000
Rand Parent LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.5594% 3/17/30 (f)(g)(v)	1,184,592	1,187,186
STG Logistics, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 6.000% 11.4519% 3/24/28 (f)(g)(j)(v)	1,827,700	1,427,434
		4,139,620
Building Products - 0.1%
Acproducts Holdings, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.250% 9.8135% 5/17/28 (f)(g)(v)	11,743,261	9,929,632
APi Group DE, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.000% 7.3292% 1/3/29 (f)(g)(v)	3,936,141	3,946,808
AZZ, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.5792% 5/11/29 (f)(g)(v)	539,340	542,576
Chariot Buyer LLC Tranche B 1LN, term loan:
CME Term SOFR 1 Month Index + 3.500% 8.6792% 10/22/28 (f)(g)(v)	443,865	443,936
CME Term SOFR 1 Month Index + 3.750% 8.8292% 11/3/28 (f)(g)(v)	1,590,000	1,595,676
Griffon Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.500% 7.9519% 1/24/29 (f)(g)(v)	3,097,825	3,102,999
Hunter Douglas, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.500% 8.8359% 2/25/29 (f)(g)(v)	16,383,991	16,278,642
MIWD Holdco II LLC Tranche B2, term loan CME Term SOFR 1 Month Index + 3.500% 8.8292% 3/20/31 (f)(g)(v)	1,205,000	1,213,290
Oscar AcquisitionCo LLC 1LN, term loan CME Term SOFR 3 Month Index + 4.500% 9.9019% 4/29/29 (f)(g)(v)	6,595,158	6,598,917
Standard Industries, Inc./New Jersey Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.250% 7.4351% 9/22/28 (f)(g)(v)	1,881,049	1,885,206
		45,537,682
Commercial Services & Supplies - 0.4%
ABG Intermediate Holdings 2 LLC Tranche B1 LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.9292% 12/21/28 (f)(g)(v)	18,277,022	18,379,921
ADS Tactical, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.750% 11.1937% 3/19/26 (f)(g)(v)	3,342,363	3,350,719
AEA International Holdings Luxembourg SARL Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.8094% 10/2/28 (f)(g)(v)	1,485,876	1,493,305
Allied Universal Holdco LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 9.1792% 5/14/28 (f)(g)(v)	10,114,306	10,112,587
Amentum Government Services Holdings LLC:
Tranche B 1LN, term loan:
CME Term SOFR 1 Month Index + 4.000% 9.3206% 2/15/29 (f)(g)(v)	4,825,391	4,852,558
CME Term SOFR 1 Month Index + 4.000% 9.4437% 1/23/27 (f)(g)(v)	3,520,899	3,538,504
Tranche B 2LN, term loan CME Term SOFR 1 Month Index + 8.750% 14.1937% 1/31/28 (f)(g)(v)	1,590,448	1,602,376
Anticimex Global AB:
Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.900% 8.95% 11/16/28 (f)(g)(v)	1,474,445	1,483,660
Tranche B1 1LN, term loan CME Term SOFR 3 Month Index + 3.500% 8.45% 11/16/28 (f)(g)(v)	4,154,275	4,168,815
APX Group, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.0806% 7/9/28 (f)(g)(v)	4,169,026	4,183,993
Archkey Holdings, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.250% 10.6937% 6/30/28 (f)(g)(v)	2,529,316	2,541,330
Artera Services LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.500% 9.8094% 2/10/31 (f)(g)(v)	3,370,000	3,394,567
Bifm California Buyer, Inc. Tranche 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.5792% 5/31/28 (f)(g)(v)	2,270,000	2,281,350
Brand Industrial Services, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.500% 9.8268% 8/1/30 (f)(g)(v)	12,069,624	12,132,507
Brock Holdings Iii LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 6.000% 11.3281% 5/1/30 (f)(g)(v)	1,250,000	1,256,250
Congruex Group LLC Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 5.750% 11.2295% 5/3/29 (f)(g)(v)	2,701,875	2,539,763
Core & Main LP Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.250% 7.5749% 2/10/31 (f)(g)(v)	1,201,988	1,206,495
Covanta Holding Corp.:
Tranche B 1LN, term loan:
CME Term SOFR 1 Month Index + 2.500% 7.8292% 11/30/28 (f)(g)(v)	1,868,650	1,872,443
CME Term SOFR 1 Month Index + 2.750% 8.0709% 11/30/28 (f)(g)(v)	3,271,426	3,280,979
Tranche C 1LN, term loan:
CME Term SOFR 1 Month Index + 2.500% 7.8292% 11/30/28 (f)(g)(v)	142,830	143,120
CME Term SOFR 1 Month Index + 2.750% 8.0709% 11/30/28 (f)(g)(v)	178,858	179,380
Ensemble RCM LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.3295% 8/1/29 (f)(g)(v)	4,068,242	4,090,414
Filtration Group Corp.:
1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.6802% 10/19/28 (f)(g)(v)	3,021,815	3,033,540
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.9302% 10/21/28 (f)(g)(v)	609,375	612,233
HomeServe U.S.A. Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.500% 7.8278% 10/21/30 (f)(g)(v)	3,710,000	3,713,858
KNS Acquisitions, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 6.250% 11.6937% 4/21/27 (f)(g)(v)	2,772,880	2,377,745
Madison IAQ LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.6851% 6/21/28 (f)(g)(v)	6,340,796	6,348,722
Neptune BidCo U.S., Inc.:
term loan CME Term SOFR 1 Month Index + 4.750% 10.1559% 10/11/28 (f)(g)(v)	994,938	949,459
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.000% 10.4059% 4/11/29 (f)(g)(v)	11,528,538	11,035,347
Omnia Partners LLC Tranche B 1LN, term loan:
CME Term SOFR 1 Month Index + 3.250% 7/25/30 (g)(v)(w)	625,000	626,994
CME Term SOFR 1 Month Index + 3.750% 9.0745% 7/25/30 (f)(g)(v)	4,170,548	4,183,852
Optiv Security, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.250% 10.5745% 8/14/26 (f)(g)(v)	3,528,950	3,389,556
PG Investment Co. 59 Sarl Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.8125% 3/24/31 (f)(g)(v)	4,255,000	4,283,381
Pitney Bowes, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.4437% 3/19/28 (f)(g)(v)	1,702,495	1,698,239
RLG Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.6937% 7/8/28 (f)(g)(v)	1,964,775	1,955,658
Sabert Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.1853% 12/16/26 (f)(g)(v)	2,127,750	2,136,622
The GEO Group, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.250% 10.5701% 4/14/29 (f)(g)(v)	2,570,000	2,617,391
Vestis Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.250% 7.5767% 2/24/31 (f)(g)(v)	2,419,000	2,408,429
WMB Holdings, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.0792% 11/3/29 (f)(g)(v)	1,471,342	1,476,286
		140,932,348
Construction & Engineering - 0.0%
Chromalloy Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.0576% 3/21/31 (f)(g)(v)	1,755,000	1,767,618
OPE USIC Holdings, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 9.0513% 5/14/28 (f)(g)(v)	1,565,985	1,562,289
Rockwood Service Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.4437% 1/23/27 (f)(g)(v)	3,989,752	4,009,701
SRS Distribution, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.9437% 6/4/28 (f)(g)(v)	6,963,492	7,006,317
Traverse Midstream Partners Ll Tranche B, term loan CME Term SOFR 1 Month Index + 3.500% 8.8295% 2/16/28 (f)(g)(v)	1,345,896	1,352,208
		15,698,133
Electrical Equipment - 0.0%
Alliance Laundry Systems LLC Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.500% 8.8992% 10/8/27 (f)(g)(v)	2,445,146	2,453,925
Array Technologies, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.250% 8.8362% 10/14/27 (f)(g)(v)	1,830,434	1,832,154
Vertiv Group Corp. Tranche B 1LN, term loan:
CME Term SOFR 1 Month Index + 2.000% 3/2/27 (g)(v)(w)	860,000	862,907
CME Term SOFR 1 Month Index + 2.500% 7.9304% 3/2/27 (f)(g)(v)	4,533,105	4,548,427
		9,697,413
Ground Transportation - 0.0%
Avis Budget Car Rental LLC Tranche C 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.4292% 3/16/29 (f)(g)(v)	1,142,877	1,141,449
Genesee & Wyoming, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.000% 7.3012% 4/10/31 (f)(g)(v)	3,505,000	3,512,571
Uber Technologies, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.000% 8.0793% 3/3/30 (f)(g)(v)	7,135,968	7,180,568
		11,834,588
Machinery - 0.1%
Ali Group North America Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.000% 7.4437% 7/22/29 (f)(g)(v)	2,372,833	2,381,731
Chart Industries, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.6728% 3/17/30 (f)(g)(v)	4,323,014	4,339,225
CPM Holdings, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 4.500% 9.8132% 9/28/28 (f)(g)(v)	2,364,997	2,364,004
LSF11 Trinity Bidco, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.3206% 6/17/30 (f)(g)(v)	758,181	761,502
STS Operating, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.42% 3/25/31 (f)(g)(v)	4,885,000	4,913,480
TK Elevator U.S. Newco, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.7909% 4/11/30 (f)(g)(v)	2,453,290	2,468,623
TNT Crane & Rigging LLC 2LN, term loan 3 month U.S. LIBOR + 8.750% 14.5715% 4/16/25 (f)(g)(j)(v)	903,656	855,130
		18,083,695
Passenger Airlines - 0.1%
AAdvantage Loyalty IP Ltd. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.750% 10.3362% 4/20/28 (f)(g)(v)	7,035,200	7,301,975
Air Canada Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.500% 7.833% 3/21/31 (f)(g)(v)	1,645,000	1,652,534
American Airlines, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.7749% 6/4/29 (f)(g)(v)	2,195,000	2,189,513
Mileage Plus Holdings LLC Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 5.250% 10.7325% 7/2/27 (f)(g)(v)	3,415,750	3,491,819
SkyMiles IP Ltd. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.750% 9.0746% 10/20/27 (f)(g)(v)	2,066,961	2,126,614
United Airlines, Inc. Tranche 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 8.0706% 2/24/31 (f)(g)(v)	4,245,000	4,254,848
		21,017,303
Professional Services - 0.1%
AlixPartners LLP Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 7.9437% 2/4/28 (f)(g)(v)	4,501,780	4,514,745
Cast & Crew Payroll LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.0792% 12/30/28 (f)(g)(v)	650,307	652,850
CHG Healthcare Services, Inc. 1LN, term loan:
CME Term SOFR 1 Month Index + 3.250% 8.6937% 9/30/28 (f)(g)(v)	1,416,077	1,419,915
CME Term SOFR 3 Month Index + 3.750% 9.0792% 9/30/28 (f)(g)(v)	498,750	500,994
CoreLogic, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.9437% 6/2/28 (f)(g)(v)	14,709,346	14,488,706
Dayforce, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.500% 7.8292% 3/3/31 (f)(g)(v)	1,775,000	1,779,438
EAB Global, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.9437% 8/16/28 (f)(g)(v)	2,880,267	2,886,863
Galaxy U.S. Opco, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 4.750% 10.0795% 4/29/29 (f)(g)(v)	6,593,604	5,818,855
KBR, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.250% 7.5792% 1/21/31 (f)(g)(v)	955,000	959,775
Maximus, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.000% 5/21/31 (g)(v)(w)	1,120,000	1,122,800
Sedgwick Claims Management Services, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.0792% 2/24/28 (f)(g)(v)	1,863,412	1,872,039
		36,016,980
Trading Companies & Distributors - 0.0%
Foundation Building Materials, Inc. Tranche B2 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.3295% 1/29/31 (f)(g)(v)	4,750,000	4,770,520
United Rentals North America, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 1.750% 7.0792% 2/14/31 (f)(g)(v)	2,090,000	2,104,630
		6,875,150
Transportation Infrastructure - 0.0%
AIT Worldwide Logistics Holdings, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 4.750% 10.1709% 4/6/28 (f)(g)(v)	3,063,845	3,067,675
ASP LS Acquisition Corp.:
2LN, term loan CME Term SOFR 3 Month Index + 7.500% 13.071% 5/7/29 (f)(g)(v)	575,000	445,625
Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.500% 10.071% 5/7/28 (f)(g)(v)	2,140,000	1,884,398
Wwex Unified Topco Holdings LLC 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.571% 7/26/28 (f)(g)(v)	2,919,615	2,928,374
		8,326,072
TOTAL INDUSTRIALS		339,772,348
INFORMATION TECHNOLOGY - 0.8%
Communications Equipment - 0.0%
Anastasia Parent LLC Tranche B, term loan CME Term SOFR 3 Month Index + 3.750% 9.321% 8/10/25 (f)(g)(v)	5,524,183	3,773,735
Ciena Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.000% 7.3201% 10/24/30 (f)(g)(v)	1,108,828	1,112,709
Eos U.S. Finco LLC 1LN, term loan CME Term SOFR 3 Month Index + 6.000% 11.3094% 10/6/29 (f)(g)(v)	1,195,031	935,710
		5,822,154
Electronic Equipment, Instruments & Components - 0.0%
Coherent Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.500% 7.8292% 7/2/29 (f)(g)(v)	5,704,047	5,726,863
DG Investment Intermediate Holdings, Inc.:
2LN, term loan CME Term SOFR 1 Month Index + 6.750% 12.1937% 3/31/29 (f)(g)(v)	600,000	579,936
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.1937% 3/31/28 (f)(g)(v)	2,557,760	2,547,094
Go Daddy Operating Co. LLC:
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.000% 7.4302% 8/10/27 (f)(g)(v)	3,128,125	3,130,315
Tranche B5 1LN, term loan CME Term SOFR 1 Month Index + 2.000% 7.3292% 11/12/29 (f)(g)(v)	2,439,666	2,445,887
Tranche B7 1LN, term loan CME Term SOFR 1 Month Index + 1.750% 7.0792% 8/21/31 (f)(g)(v)	2,340,000	2,339,017
TTM Technologies, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 8.0632% 5/30/30 (f)(g)(v)	1,826,815	1,829,098
		18,598,210
IT Services - 0.1%
Acuris Finance U.S., Inc. 1LN, term loan CME Term SOFR 3 Month Index + 4.000% 9.4519% 2/16/28 (f)(g)(v)	2,547,135	2,552,968
Ahead DB Holdings LLC Tranche B 1LN, term loan:
CME Term SOFR 1 Month Index + 3.750% 9.0594% 2/3/31 (f)(g)(v)	455,000	456,847
CME Term SOFR 1 Month Index + 4.250% 9.5594% 1/24/31 (f)(g)(v)	1,505,000	1,511,186
Constant Contact, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.5605% 2/10/28 (f)(g)(v)	2,836,058	2,800,607
GTT Communications, Inc. 1LN, term loan CME Term SOFR 3 Month Index + 9.000% 14.4094% 6/30/28 (f)(g)(v)	980,234	694,741
Ion Trading Finance Ltd. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.750% 10.1519% 4/1/28 (f)(g)(v)	4,221,482	4,221,482
Peraton Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.1792% 2/1/28 (f)(g)(v)	16,514,064	16,519,844
Tempo Acquisition LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 8.0792% 8/31/28 (f)(g)(v)	1,883,699	1,887,241
VFH Parent LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.4292% 1/13/29 (f)(g)(v)	3,968,223	3,971,954
		34,616,870
Semiconductors & Semiconductor Equipment - 0.0%
MKS Instruments, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.500% 7.8224% 8/17/29 (f)(g)(v)	3,757,875	3,775,425
Software - 0.7%
A&V Holdings Midco LLC Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 5.370% 10.987% 3/10/27 (f)(g)(v)	1,943,984	1,940,738
Applied Systems, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.8094% 2/24/31 (f)(g)(v)	5,835,525	5,882,443
AppLovin Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.500% 7.8292% 8/19/30 (f)(g)(v)	6,569,602	6,586,815
Ascend Learning LLC:
2LN, term loan CME Term SOFR 1 Month Index + 5.750% 11.1792% 12/10/29 (f)(g)(v)	3,100,000	3,039,550
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.9292% 12/10/28 (f)(g)(v)	12,376,931	12,359,480
BYJU's Alpha, Inc.:
term loan:
CME Term SOFR 3 Month Index + 8.000% 4/3/26 (d)(g)(j)(v)(x)	28,968	28,968
CME Term SOFR 3 Month Index + 8.000% 4/3/26 (d)(g)(j)(v)(x)	28,968	28,968
Tranche B 1LN, term loan 3 month U.S. LIBOR + 8.000% 15.5% 11/24/26 (d)(f)(g)(v)	3,386,224	712,326
Camelot U.S. Acquisition LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 8.0792% 1/31/31 (f)(g)(v)	8,673,033	8,675,201
Central Parent, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.5767% 7/6/29 (f)(g)(v)	5,038,161	5,076,804
Cloud Software Group, Inc. Tranche B 1LN, term loan:
CME Term SOFR 1 Month Index + 4.500% 9.9094% 3/30/29 (f)(g)(v)	11,082,999	11,119,905
CME Term SOFR 1 Month Index + 4.500% 9.9285% 3/24/31 (f)(g)(v)	1,980,000	1,989,900
ConnectWise LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 9.0635% 9/30/28 (f)(g)(v)	5,303,753	5,314,784
DCert Buyer, Inc.:
1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.3292% 10/16/26 (f)(g)(v)	11,205,321	11,143,131
Tranche B 2LN, term loan CME Term SOFR 3 Month Index + 7.000% 12.3292% 2/19/29 (f)(g)(v)	2,493,409	2,245,115
DH Corp./Societe term loan CME Term SOFR 3 Month Index + 7.250% 12.4592% 9/13/29 (f)(g)(j)(v)	84,001	84,001
Ellucian, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.9292% 10/7/29 (f)(g)(v)	6,742,495	6,778,634
Epicor Software Corp.:
1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.0657% 7/31/27 (f)(g)(v)	997,500	998,128
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.6802% 7/31/27 (f)(g)(v)	3,380,091	3,390,874
Finastra U.S.A., Inc. term loan CME Term SOFR 1 Month Index + 7.250% 12.4592% 9/13/29 (f)(g)(j)(v)	3,596,774	3,596,774
Flexera Software LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.8257% 3/3/28 (f)(g)(v)	4,039,838	4,054,503
Gen Digital, Inc. Tranche B 1LN, term loan:
CME Term SOFR 1 Month Index + 1.750% 9/12/29 (g)(v)(w)	680,000	680,000
CME Term SOFR 1 Month Index + 2.000% 7.4292% 9/12/29 (f)(g)(v)	6,514,898	6,518,156
Greeneden U.S. Holdings II LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.8292% 12/1/27 (f)(g)(v)	4,111,875	4,139,054
Helios Software Holdings, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.0519% 7/15/30 (f)(g)(v)	1,359,505	1,362,483
McAfee Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.1632% 3/1/29 (f)(g)(v)	9,574,065	9,569,278
MH Sub I LLC:
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.5792% 5/3/28 (f)(g)(v)	17,146,519	17,166,066
Tranche B 2LN, term loan CME Term SOFR 1 Month Index + 6.250% 11.5657% 2/23/29 (f)(g)(v)	2,065,000	2,052,734
Modena Buyer LLC 1LN, term loan CME Term SOFR 1 Month Index + 4.500% 4/21/31 (g)(v)(w)	9,625,000	9,416,426
Open Text Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 7.5792% 1/31/30 (f)(g)(v)	5,293,314	5,326,715
Polaris Newco LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.5911% 6/2/28 (f)(g)(v)	19,955,396	19,959,188
Project Alpha Intermediate Holding, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.072% 10/28/30 (f)(g)(v)	5,200,000	5,232,968
Proofpoint, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.3249% 8/31/28 (f)(g)(v)	8,256,320	8,274,897
Rackspace Finance LLC Tranche B 1LN, term loan:
CME Term SOFR 1 Month Index + 2.750% 8.1858% 5/15/28 (f)(g)(v)	6,087,713	2,712,867
CME Term SOFR 1 Month Index + 6.250% 11.6858% 5/15/28 (f)(g)(v)	2,267,466	2,277,851
RealPage, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.4437% 4/22/28 (f)(g)(v)	6,194,631	6,107,907
Red Planet Borrower LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 8.9292% 9/30/28 (f)(g)(v)	3,009,128	2,959,387
Renaissance Holdings Corp. Tranche 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.5973% 4/8/30 (f)(g)(v)	6,842,301	6,838,059
Roper Industrial Products Investment Co. 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.3019% 11/22/29 (f)(g)(v)	2,166,687	2,182,027
Sovos Compliance LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.500% 9.9437% 8/11/28 (f)(g)(v)	1,350,000	1,332,788
SS&C Technologies, Inc. Tranche B8 1LN, term loan CME Term SOFR 1 Month Index + 2.000% 7.3199% 5/9/31 (f)(g)(v)	6,400,000	6,424,256
UKG, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.5699% 2/10/31 (f)(g)(v)	18,823,784	18,957,810
VS Buyer LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.5709% 4/14/31 (f)(g)(v)	4,326,032	4,353,070
Webpros Investments Sarl Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.3278% 3/19/31 (f)(g)(v)	950,000	954,750
		239,845,779
TOTAL INFORMATION TECHNOLOGY		302,658,438
MATERIALS - 0.5%
Chemicals - 0.3%
A-Gas Finco, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.250% 10.5594% 12/14/29 (f)(g)(v)	2,625,000	2,528,741
American Rock Salt Co. LLC 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.4302% 6/4/28 (f)(g)(v)	753,064	680,582
ARC Falcon I, Inc.:
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 8.9292% 9/30/28 (f)(g)(v)	7,323,642	7,323,642
Tranche B 2LN, term loan CME Term SOFR 1 Month Index + 7.000% 12.4292% 10/1/29 (f)(g)(v)	675,000	612,563
Aruba Investment Holdings LLC:
1LN, term loan CME Term SOFR 1 Month Index + 4.750% 10.0792% 11/24/27 (f)(g)(v)	1,777,500	1,764,169
2LN, term loan CME Term SOFR 1 Month Index + 7.750% 13.1792% 11/24/28 (f)(g)(v)	935,000	899,938
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.4292% 11/24/27 (f)(g)(v)	3,108,291	3,081,094
Avient Corp. Tranche B8 1LN, term loan CME Term SOFR 1 Month Index + 2.000% 7.2934% 8/29/29 (f)(g)(v)	953,469	957,760
Axalta Coating Systems U.S. Holdings, Inc. Tranche B6 1LN, term loan CME Term SOFR 1 Month Index + 2.000% 7.3295% 12/20/29 (f)(g)(v)	1,013,634	1,017,273
Bakelite U.S. Holding Ltd. 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.8267% 5/29/29 (f)(g)(v)	2,308,027	2,321,483
Consolidated Energy Finance SA Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.500% 9.8292% 11/15/30 (f)(g)(v)	4,430,000	4,405,989
Derby Buyer LLC 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.8199% 11/1/30 (f)(g)(v)	2,920,000	2,928,205
Discovery Purchaser Corp. 1LN, term loan CME Term SOFR 3 Month Index + 4.370% 9.6813% 10/4/29 (f)(g)(v)	10,670,184	10,663,569
Groupe Solmax, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.750% 10.2581% 5/27/28 (f)(g)(v)	2,216,933	2,154,770
Herens U.S. Holdco Corp. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.920% 9.3344% 7/3/28 (f)(g)(v)	2,613,450	2,536,693
Hexion Holdings Corp. 1LN, term loan CME Term SOFR 3 Month Index + 4.500% 9.9767% 3/15/29 (f)(g)(v)	12,025,223	12,025,223
Hexion, Inc. 2LN, term loan CME Term SOFR 1 Month Index + 7.430% 12.8667% 3/15/30 (f)(g)(v)	1,320,000	1,198,560
INEOS U.S. Petrochem LLC:
1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.1792% 3/1/30 (f)(g)(v)	1,290,250	1,289,708
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.6792% 4/2/29 (f)(g)(v)	4,946,880	4,943,813
Koppers, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.33% 4/10/30 (f)(g)(v)	3,056,939	3,072,223
Manchester Acquisition Sub LLC Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 5.750% 11.2413% 12/1/26 (f)(g)(v)	2,095,199	1,966,868
Nouryon U.S.A. LLC Tranche B 1LN, term loan:
CME Term SOFR 1 Month Index + 3.500% 8.8202% 4/3/28 (f)(g)(v)	1,637,625	1,649,907
CME Term SOFR 1 Month Index + 3.500% 8.8257% 4/3/28 (f)(g)(v)	4,398,468	4,425,958
Olympus Water U.S. Holding Corp. Tranche B 1LN, term loan:
CME Term SOFR 1 Month Index + 4.250% 9.5764% 11/9/28 (f)(g)(v)	5,243,683	5,274,830
CME Term SOFR 3 Month Index + 3.750% 9.321% 11/9/28 (f)(g)(v)	5,183,923	5,202,741
SCIH Salt Holdings, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 8.8295% 3/16/27 (f)(g)(v)	1,615,000	1,621,945
The Chemours Co. LLC Tranche B2 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.8292% 8/18/28 (f)(g)(v)	7,427,107	7,468,922
Touchdown Acquirer, Inc. Tranche B 1LN, term loan:
CME Term SOFR 1 Month Index + 4.000% 2/7/31 (g)(v)(x)	417,665	420,538
CME Term SOFR 1 Month Index + 4.000% 9.3258% 2/21/31 (f)(g)(v)	1,907,335	1,920,458
W.R. Grace Holding LLC Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.750% 9.321% 9/22/28 (f)(g)(v)	1,788,408	1,792,558
		98,150,723
Construction Materials - 0.0%
Janus International Group LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.500% 7.8292% 8/5/30 (f)(g)(v)	907,200	910,321
Smyrna Ready Mix Concrete LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.8206% 4/2/29 (f)(g)(v)	1,643,639	1,653,912
VM Consolidated, Inc. Tranche B2 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 8.0792% 3/27/28 (f)(g)(v)	3,320,069	3,343,575
White Capital Buyer LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.000% 9.0792% 10/19/27 (f)(g)(v)	1,484,345	1,490,238
		7,398,046
Containers & Packaging - 0.2%
AOT Packaging Products AcquisitionCo LLC 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.6937% 3/3/28 (f)(g)(v)	4,715,783	4,704,890
Berlin Packaging, LLC:
Tranche B 1LN, term loan:
CME Term SOFR 3 Month Index + 3.250% 8.5735% 3/11/28 (f)(g)(v)	555,620	555,531
CME Term SOFR 3 Month Index + 3.750% 9.1835% 3/11/28 (f)(g)(v)	7,092,712	7,100,727
Tranche B7 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 5/9/31 (g)(v)(w)	965,000	966,409
Berry Global, Inc. Tranche AA 1LN, term loan CME Term SOFR 1 Month Index + 1.750% 7.1853% 7/1/29 (f)(g)(v)	3,385,065	3,393,799
Charter Next Generation, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.8292% 12/1/27 (f)(g)(v)	4,507,434	4,526,365
Clydesdale Acquisition Holdings, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 3.670% 9.1042% 4/13/29 (f)(g)(v)	15,966,456	16,046,289
Graham Packaging Co., Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.4437% 8/4/27 (f)(g)(v)	4,253,838	4,268,131
Kloeckner Pentaplast of America, Inc. Tranche B 1LN, term loan CME Term SOFR 6 Month Index + 4.750% 10.2675% 2/9/26 (f)(g)(v)	3,215,748	2,923,115
LC Ahab U.S. Bidco LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.8292% 4/14/31 (f)(g)(v)	1,275,000	1,280,585
Pactiv Evergreen Group Holdings, Inc.:
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.6802% 9/24/28 (f)(g)(v)	964,454	966,007
Tranche B3 1LN, term loan CME Term SOFR 1 Month Index + 2.500% 9/25/28 (g)(v)(w)	900,000	901,449
Pregis TopCo Corp. 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.0792% 8/3/26 (f)(g)(v)	1,092,148	1,095,075
Reynolds Consumer Products LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 1.750% 7.1792% 1/30/27 (f)(g)(v)	3,207,828	3,217,965
SupplyOne, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.5792% 3/27/31 (f)(g)(v)	955,000	963,757
		52,910,094
Metals & Mining - 0.0%
Arsenal AIC Parent LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.0792% 8/19/30 (f)(g)(v)	2,915,368	2,937,846
Paper & Forest Products - 0.0%
Ahlstrom-Munksjo OYJ 1LN, term loan CME Term SOFR 3 Month Index + 4.000% 9.571% 2/4/28 (f)(g)(v)	2,261,053	2,263,879
Asplundh Tree Expert LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 1.750% 5/8/31 (g)(v)(w)	2,585,000	2,588,697
		4,852,576
TOTAL MATERIALS		166,249,285
REAL ESTATE - 0.0%
Real Estate Management & Development - 0.0%
Cushman & Wakefield U.S. Borrower LLC Tranche B 1LN, term loan:
CME Term SOFR 1 Month Index + 2.750% 8.1937% 8/21/25 (f)(g)(v)	54,674	54,691
CME Term SOFR 1 Month Index + 3.250% 8.6792% 1/31/30 (f)(g)(v)	749,083	750,955
Greystar Real Estate Partners Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.5767% 8/21/30 (f)(g)(v)	2,414,636	2,426,709
		3,232,355
UTILITIES - 0.1%
Electric Utilities - 0.1%
Brookfield WEC Holdings, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 8.0792% 1/20/31 (f)(g)(v)	6,790,000	6,822,660
ExGen Renewables IV, LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 8.109% 12/15/27 (f)(g)(v)	1,625,778	1,628,037
Generation Bridge Northeast LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 8.8292% 8/22/29 (f)(g)(v)	2,009,737	2,026,478
PG&E Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 7.8292% 6/23/27 (f)(g)(v)	2,290,000	2,297,878
Vistra Operations Co. LLC Tranche B 3LN, term loan CME Term SOFR 1 Month Index + 2.000% 7.3292% 12/20/30 (f)(g)(v)	5,014,735	5,030,832
		17,805,885
Independent Power and Renewable Electricity Producers - 0.0%
Calpine Construction Finance Co. LP Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.250% 7.5792% 7/20/30 (f)(g)(v)	1,605,000	1,605,899
Enstall Group BV Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.750% 10.571% 8/27/28 (f)(g)(v)	4,550,577	4,300,295
		5,906,194
Multi-Utilities - 0.0%
Osmose Utilities Services, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.6937% 6/23/28 (f)(g)(v)	176,826	175,942
TOTAL UTILITIES		23,888,021
TOTAL BANK LOAN OBLIGATIONS (Cost $1,981,174,214)		1,956,403,763

Bank Notes - 0.1%
	Principal Amount (a)	Value ($)
Discover Bank 5.974% 8/9/28 (f)(g)	8,844,000	8,726,165
KeyBank NA 6.95% 2/1/28	1,259,000	1,287,355
Regions Bank 6.45% 6/26/37	15,683,000	16,026,825
TOTAL BANK NOTES (Cost $25,774,317)		26,040,345

Preferred Securities - 0.5%
		Principal Amount (a)	Value ($)
COMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
CAS Capital No 1 Ltd. 4% (Reg. S) (f)(m)		2,030,000	1,884,002
CONSUMER DISCRETIONARY - 0.0%
Automobiles - 0.0%
Volkswagen International Finance NV 3.875% (Reg. S) (f)(m)	EUR	9,000,000	9,054,525
CONSUMER STAPLES - 0.0%
Food Products - 0.0%
Cosan Overseas Ltd. 8.25% (m)		2,363,000	2,399,922
Tobacco - 0.0%
British American Tobacco PLC 3% (Reg. S) (f)(m)	EUR	9,250,000	9,443,041
TOTAL CONSUMER STAPLES			11,842,963
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Energy Transfer LP CME Term SOFR 3 Month Index + 4.280% 9.612% (f)(g)(m)		20,327,000	20,232,549
EnLink Midstream Partners LP CME Term SOFR 3 Month Index + 4.370% 9.7009% (f)(g)(m)		2,755,000	2,725,133
Plains All American Pipeline LP CME Term SOFR 3 Month Index + 4.110% 9.694% (f)(g)(m)		5,648,000	5,604,980
			28,562,662
FINANCIALS - 0.2%
Banks - 0.1%
AIB Group PLC 6.25% (Reg. S) (f)(m)	EUR	3,600,000	3,906,180
Banco de Credito e Inversiones 8.75% (b)(f)(m)		1,075,000	1,125,055
Banco del Estado de Chile 7.95% (b)(f)(m)		935,000	961,881
Banco Do Brasil SA 10-Year Treasury Constant Maturity Rate + 4.390% 8.748% (b)(f)(g)(m)		1,895,000	1,906,275
Banco Mercantil del Norte SA:
6.75% (b)(f)(m)		1,465,000	1,457,675
7.625% (b)(f)(m)		2,633,000	2,593,505
Bank of America Corp.:
5.875% (f)(m)		3,830,000	3,760,208
6.25% (f)(m)		2,441,000	2,430,331
Barclays PLC:
5.875% (Reg. S) (f)(m)	GBP	2,950,000	3,730,845
7.125% (f)(m)	GBP	645,000	812,553
8.875% (f)(m)	GBP	1,600,000	2,076,799
BBVA Bancomer SA Texas Branch:
5.125% 1/18/33 (b)(f)		1,500,000	1,383,750
5.35% 11/12/29 (b)(f)		485,000	478,128
8.45% 6/29/38 (b)(f)		885,000	929,324
Citigroup, Inc. 7.125% (f)(m)		2,120,000	2,114,194
Citigroup, Inc. 4.7% (f)(m)		1,915,000	1,874,180
Georgia Bank Joint Stock Co. 11.125% (Reg. S) (f)(m)		300,000	299,577
JPMorgan Chase & Co.:
4.6% (f)(m)		2,510,000	2,463,446
6.1% (f)(m)		4,297,000	4,312,031
Lloyds Banking Group PLC 5.125% (f)(m)	GBP	435,000	545,984
M&T Bank Corp.:
3.5% (f)(m)		490,000	403,186
5.125% (f)(m)		965,000	905,874
NBK Tier 1 Ltd. 3.625% (b)(f)(m)		835,000	771,540
Tinkoff Bank JSC 6% (b)(d)(f)(j)(l)(m)		715,000	35,750
Wells Fargo & Co. 5.9% (f)(m)		2,110,000	2,105,962
			43,384,233
Capital Markets - 0.1%
Charles Schwab Corp. 4% (f)(m)		2,455,000	2,044,666
Credit Suisse Group AG Claim (d)(m)		15,540,000	1,709,400
Goldman Sachs Group, Inc. 7.5% (f)(m)		2,890,000	2,969,229
UBS Group AG 7% (Reg. S) (f)(m)		940,000	937,451
			7,660,746
Consumer Finance - 0.0%
Ally Financial, Inc.:
4.7% (f)(m)		3,166,000	2,787,206
4.7% (f)(m)		3,504,000	2,802,206
			5,589,412
Insurance - 0.0%
QBE Insurance Group Ltd. 5.25% (Reg. S) (f)(m)		7,127,000	6,948,825
TOTAL FINANCIALS			63,583,216
INDUSTRIALS - 0.1%
Ground Transportation - 0.0%
Mobico Group PLC 4.25% (Reg. S) (f)(m)	GBP	1,540,000	1,778,375
Marine Transportation - 0.0%
DP World Salaam 6% (Reg. S) (f)(m)		2,800,000	2,786,672
Trading Companies & Distributors - 0.1%
AerCap Holdings NV 5.875% 10/10/79 (f)		8,890,000	8,830,240
Air Lease Corp. 4.125% (f)(m)		4,242,000	3,793,395
Aircastle Ltd. 5.25% (b)(f)(m)		4,937,000	4,690,207
			17,313,842
TOTAL INDUSTRIALS			21,878,889
INFORMATION TECHNOLOGY - 0.0%
IT Services - 0.0%
Network i2i Ltd.:
3.975% (b)(f)(m)		645,000	613,758
5.65% (b)(f)(m)		2,145,000	2,126,231
			2,739,989
MATERIALS - 0.0%
Construction Materials - 0.0%
CEMEX S.A.B. de CV:
5.125% (b)(f)(m)		3,310,000	3,177,600
9.125% (b)(f)(m)		1,800,000	1,928,250
			5,105,850
REAL ESTATE - 0.1%
Real Estate Management & Development - 0.1%
Aroundtown Finance Sarl 7.875% (f)(m)		13,000,000	9,295,000
Aroundtown SA 3.375% (Reg. S) (f)(m)	EUR	6,200,000	4,207,932
Citycon Oyj 4.496% (Reg. S) (f)(m)	EUR	2,550,000	2,309,546
CPI Property Group SA 3.75% (Reg. S) (f)(m)	EUR	6,840,000	3,806,018
Grand City Properties SA 1.5% (Reg. S) (f)(m)	EUR	10,500,000	7,227,735
Heimstaden Bostad AB:
3.248% (Reg. S) (f)(m)	EUR	11,640,000	9,440,912
3.625% (Reg. S) (f)(m)	EUR	600,000	429,680
Samhallsbyggnadsbolaget I Norden AB 2.624% (Reg. S) (f)(m)	EUR	5,240,000	1,758,007
			38,474,830
UTILITIES - 0.0%
Electric Utilities - 0.0%
SSE PLC 3.74% (Reg. S) (f)(m)	GBP	3,300,000	4,016,842
TOTAL PREFERRED SECURITIES (Cost $229,156,259)			187,143,768

Money Market Funds - 3.4%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (y)	1,148,001,472	1,148,231,072
Fidelity Securities Lending Cash Central Fund 5.39% (y)(z)	119,702,605	119,714,575
TOTAL MONEY MARKET FUNDS (Cost $1,267,889,692)		1,267,945,647

Purchased Swaptions - 0.1%
	Expiration Date	Notional Amount (a)	Value ($)
Put Options - 0.1%
Option on an interest rate swap with Bank of America N.A. to pay annually a fixed rate of 3.7375% and receive annually a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index, expiring February 2035.	2/26/25	22,700,000	916,673
Option on an interest rate swap with Bank of America N.A. to pay annually a fixed rate of 3.94% and receive annually a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index, expiring May 2034.	5/10/29	22,900,000	914,255
Option on an interest rate swap with Bank of America N.A. to pay annually a fixed rate of 4.05% and receive annually a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index, expiring April 2034.	4/23/29	55,300,000	2,115,235
Option on an interest rate swap with Citibank N.A. to pay annually a fixed rate of 3.755% and receive annually a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index, expiring March 2034.	3/19/29	40,800,000	1,748,574
Option on an interest rate swap with Citibank N.A. to pay annually a fixed rate of 3.778% and receive annually a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index, expiring February 2035.	2/24/25	23,000,000	882,816
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to pay annually a fixed rate of 3.3525% and receive annually a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index, expiring February 2035.	2/03/25	11,300,000	694,415
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to pay annually a fixed rate of 3.865% and receive annually a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index, expiring May 2035.	5/15/25	59,600,000	2,216,860
Option on an interest rate swap with JPMorgan Chase Bank N.A. to pay annually a fixed rate of 3.8225% and receive annually a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index, expiring February 2035.	2/24/25	35,900,000	1,304,672
Option on an interest rate swap with JPMorgan Chase Bank N.A. to pay annually a fixed rate of 3.9625% and receive annually a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index, expiring May 2034.	5/14/29	45,700,000	1,835,265

TOTAL PUT OPTIONS			12,628,765
Call Options - 0.0%
Option on an interest rate swap with Bank of America N.A. to receive annually a fixed rate of 3.7375% and pay annually a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index, expiring February 2035.	2/26/25	22,700,000	433,636
Option on an interest rate swap with Bank of America N.A. to receive annually a fixed rate of 3.94% and pay annually a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index, expiring May 2034.	5/10/29	22,900,000	911,039
Option on an interest rate swap with Bank of America N.A. to receive annually a fixed rate of 4.05% and pay annually a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index, expiring April 2034.	4/23/29	55,300,000	2,335,594
Option on an interest rate swap with Citibank N.A. to receive annually a fixed rate of 3.755% and pay annually a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index, expiring March 2034.	3/19/29	40,800,000	1,472,066
Option on an interest rate swap with Citibank N.A. to receive annually a fixed rate of 3.778% and pay annually a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index, expiring February 2035.	2/24/25	23,000,000	465,540
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to receive annually a fixed rate of 3.3525% and pay annually a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index, expiring February 2035.	2/03/25	11,300,000	103,484
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to receive annually a fixed rate of 3.865% and pay annually a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index, expiring May 2035.	5/15/25	59,600,000	1,652,136
Option on an interest rate swap with JPMorgan Chase Bank N.A. to receive annually a fixed rate of 3.8225% and pay annually a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index, expiring February 2035.	2/24/25	35,900,000	779,193
Option on an interest rate swap with JPMorgan Chase Bank N.A. to receive annually a fixed rate of 3.9625% and pay annually a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index, expiring May 2034.	5/14/29	45,700,000	1,805,567

TOTAL CALL OPTIONS			9,958,255
TOTAL PURCHASED SWAPTIONS (Cost $24,030,172)			22,587,020

TOTAL INVESTMENT IN SECURITIES - 117.3% (Cost $45,770,935,087)	43,165,899,919
NET OTHER ASSETS (LIABILITIES) - (17.3)% (Aa)(Ab)	(6,372,808,285)
NET ASSETS - 100.0%	36,793,091,634

TBA Sale Commitments
	Principal Amount (a)	Value ($)
Ginnie Mae
2% 6/1/54	(32,450,000)	(25,982,017)
2% 6/1/54	(18,000,000)	(14,412,213)
2% 6/1/54	(127,550,000)	(102,126,543)
2.5% 6/1/54	(102,400,000)	(85,291,909)
3.5% 6/1/54	(58,150,000)	(51,869,608)
3.5% 6/1/54	(66,100,000)	(58,960,982)
4.5% 6/1/54	(49,500,000)	(46,764,274)
5.5% 6/1/54	(30,300,000)	(30,049,377)
5.5% 6/1/54	(26,700,000)	(26,479,154)
6% 6/1/54	(25,975,000)	(26,145,858)
6% 6/1/54	(20,775,000)	(20,911,654)
6% 6/1/54	(57,300,000)	(57,676,908)
6% 6/1/54	(4,050,000)	(4,076,640)
6% 6/1/54	(18,100,000)	(18,219,058)
6% 6/1/54	(32,000,000)	(32,210,490)
6% 6/1/54	(25,975,000)	(26,145,858)
6% 6/1/54	(20,775,000)	(20,911,654)

TOTAL GINNIE MAE		(648,234,197)

Uniform Mortgage Backed Securities
2% 6/1/54	(471,200,000)	(363,228,714)
2% 6/1/54	(6,100,000)	(4,702,239)
2% 6/1/54	(40,200,000)	(30,988,528)
2% 6/1/54	(143,550,000)	(110,656,795)
2% 6/1/54	(122,250,000)	(94,237,501)
2% 6/1/54	(26,100,000)	(20,119,417)
2% 6/1/54	(162,450,000)	(125,226,028)
2% 6/1/54	(68,600,000)	(52,880,921)
2% 6/1/54	(91,000,000)	(70,148,160)
2.5% 6/1/54	(53,250,000)	(42,968,181)
2.5% 6/1/54	(66,150,000)	(53,377,374)
2.5% 6/1/54	(17,075,000)	(13,778,060)
2.5% 6/1/54	(53,000,000)	(42,766,453)
2.5% 6/1/54	(12,900,000)	(10,409,193)
2.5% 6/1/54	(25,000)	(20,173)
2.5% 6/1/54	(178,900,000)	(144,356,950)
3% 6/1/54	(50,400,000)	(42,363,574)
3% 6/1/54	(59,750,000)	(50,222,689)
3% 6/1/54	(45,950,000)	(38,623,139)
3% 6/1/54	(6,300,000)	(5,295,447)
3% 6/1/54	(122,700,000)	(103,135,129)
3.5% 6/1/54	(128,000,000)	(112,165,043)
3.5% 6/1/54	(102,000,000)	(89,381,519)
3.5% 6/1/54	(19,000,000)	(16,649,499)
3.5% 6/1/54	(26,575,000)	(23,287,391)
3.5% 6/1/54	(18,525,000)	(16,233,261)
3.5% 6/1/54	(237,575,000)	(208,184,454)
4% 6/1/54	(43,550,000)	(39,499,493)
4% 6/1/54	(19,850,000)	(18,003,787)
4% 6/1/54	(44,800,000)	(40,633,233)
4% 6/1/54	(96,100,000)	(87,161,912)
4.5% 6/1/54	(3,600,000)	(3,370,080)
4.5% 6/1/54	(11,900,000)	(11,139,987)
4.5% 6/1/54	(14,200,000)	(13,293,094)
4.5% 6/1/54	(17,275,000)	(16,171,704)
4.5% 6/1/54	(14,200,000)	(13,293,094)
4.5% 6/1/54	(3,600,000)	(3,370,080)
4.5% 6/1/54	(9,000,000)	(8,425,201)
4.5% 6/1/54	(2,900,000)	(2,714,787)
5% 6/1/54	(3,000,000)	(2,886,093)
5% 6/1/54	(3,225,000)	(3,102,550)
5% 6/1/54	(3,000,000)	(2,886,093)
5% 6/1/54	(3,225,000)	(3,102,550)
5% 7/1/54	(6,225,000)	(5,988,886)
5.5% 6/1/54	(13,175,000)	(12,959,358)
5.5% 7/1/54	(13,175,000)	(12,957,299)
6% 6/1/54	(9,500,000)	(9,512,242)
6% 6/1/54	(9,500,000)	(9,512,242)
6% 6/1/54	(39,200,000)	(39,250,513)
6% 6/1/54	(139,300,000)	(139,479,502)
6% 6/1/54	(48,750,000)	(48,812,819)
6.5% 6/1/54	(4,700,000)	(4,777,292)

TOTAL UNIFORM MORTGAGE BACKED SECURITIES		(2,437,709,723)

TOTAL TBA SALE COMMITMENTS (Proceeds $3,092,789,319)		(3,085,943,920)

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Bond Index Contracts
ASX 10 Year Treasury Bond Index Contracts (Australia)	100	Jun 2024	7,495,809	(243,475)	(243,475)
TME 10 Year Canadian Note Contracts (Canada)	315	Sep 2024	27,475,109	(53,074)	(53,074)

TOTAL BOND INDEX CONTRACTS					(296,549)

Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	12	Sep 2024	1,305,563	(6,517)	(6,517)
CBOT 2-Year U.S. Treasury Note Contracts (United States)	515	Sep 2024	104,907,109	(97,451)	(97,451)
CBOT 5-Year U.S. Treasury Note Contracts (United States)	22,622	Sep 2024	2,393,336,906	(7,285,076)	(7,285,076)
CBOT Long Term U.S. Treasury Bond Contracts (United States)	190	Sep 2024	22,051,875	(257,165)	(257,165)

TOTAL TREASURY CONTRACTS					(7,646,209)

TOTAL PURCHASED					(7,942,758)

Sold

Bond Index Contracts
ICE Long Gilt Contracts (United Kingdom)	44	Sep 2024	5,400,373	50,778	50,778

Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	4,297	Sep 2024	467,500,172	2,175,177	2,175,177
CBOT 5-Year U.S. Treasury Note Contracts (United States)	831	Sep 2024	87,917,203	240,468	240,468
CBOT Long Term U.S. Treasury Bond Contracts (United States)	387	Sep 2024	44,916,188	525,329	525,329

TOTAL TREASURY CONTRACTS					2,940,974

TOTAL SOLD					2,991,752

TOTAL FUTURES CONTRACTS					(4,951,006)
The notional amount of futures purchased as a percentage of Net Assets is 7.0%
The notional amount of futures sold as a percentage of Net Assets is 1.6%

Forward Foreign Currency Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation) ($)

CAD	550,000	USD	403,436	Brown Brothers Harriman & Co	6/03/24	101
EUR	3,400,000	USD	3,690,938	Brown Brothers Harriman & Co	6/04/24	(1,768)
CAD	206,000	USD	151,331	Brown Brothers Harriman & Co	8/22/24	64
EUR	2,301,000	USD	2,512,202	Brown Brothers Harriman & Co	8/22/24	(6,299)
EUR	700,000	USD	760,424	Brown Brothers Harriman & Co	8/22/24	1,911
EUR	478,000	USD	518,158	Canadian Imperial Bk. of Comm.	8/22/24	2,407
GBP	379,000	USD	484,822	Brown Brothers Harriman & Co	8/22/24	(1,681)
USD	212,909	AUD	320,000	JPMorgan Chase Bank, N.A.	8/22/24	(490)
USD	598,058	CAD	814,000	Brown Brothers Harriman & Co	8/22/24	(174)
USD	240,138	CAD	328,000	Brown Brothers Harriman & Co	8/22/24	(918)
USD	95,879	CAD	131,000	Brown Brothers Harriman & Co	8/22/24	(396)
USD	4,892,725	EUR	4,490,000	BNP Paribas S.A.	8/22/24	2,892
USD	1,020,730	EUR	935,000	Bank of America, N.A.	8/22/24	2,469
USD	3,991,523	EUR	3,672,000	Brown Brothers Harriman & Co	8/22/24	(7,467)
USD	420,234,896	EUR	388,626,000	Goldman Sachs Bank USA	8/22/24	(2,998,078)
USD	148,009,928	GBP	118,190,000	Bank of America, N.A.	8/22/24	(2,656,156)
USD	1,372,820	GBP	1,095,000	Brown Brothers Harriman & Co	8/22/24	(23,062)
USD	8,015,560	JPY	1,230,450,000	Citibank, N. A.	8/22/24	95,583

TOTAL FORWARD FOREIGN CURRENCY CONTRACTS						(5,591,062)
Unrealized Appreciation						105,427
Unrealized Depreciation						(5,696,489)

Credit Default Swaps
Underlying Reference	Rating(1)	Maturity Date	Clearinghouse / Counterparty(2)	Fixed Payment Received/ (Paid)	Payment Frequency	Notional Amount(3)(4)		Value ($)(1)	Upfront Premium Received/ (Paid) ($)(5)	Unrealized Appreciation/ (Depreciation) ($)
Buy Protection
AXA SA		Jun 2029	Goldman Sachs Bank USA	(1%)	Quarterly	EUR	2,050,000	(33,505)	25,699	(7,806)
AXA SA		Jun 2029	Goldman Sachs Bank USA	(1%)	Quarterly	EUR	2,050,000	(33,505)	25,699	(7,806)
AXA SA		Jun 2029	Goldman Sachs Bank USA	(1%)	Quarterly	EUR	4,350,000	(71,095)	54,540	(16,555)
Assicurazioni Generali SpA		Jun 2029	BNP Paribas S.A.	(1%)	Quarterly	EUR	5,050,000	2,622	(49,057)	(46,435)
BMW Finance NV		Jun 2029	BNP Paribas S.A.	(1%)	Quarterly	EUR	4,100,000	(119,478)	105,564	(13,914)
BMW Finance NV		Jun 2029	BNP Paribas S.A.	(1%)	Quarterly	EUR	2,100,000	(61,196)	54,277	(6,919)
BMW Finance NV		Jun 2029	BNP Paribas S.A.	(1%)	Quarterly	EUR	3,150,000	(91,794)	81,457	(10,337)
BMW Finance NV		Jun 2029	BNP Paribas S.A.	(1%)	Quarterly	EUR	3,050,000	(88,880)	78,850	(10,030)
CMBX N.A. AAA Index Series 13		Dec 2072	Citigroup Global Markets Ltd.	(0.5%)	Monthly		6,120,000	31,788	(65,721)	(33,933)
CMBX N.A. AAA Index Series 13		Dec 2072	Merrill Lynch Capital Services, Inc.	(0.5%)	Monthly		6,260,000	32,515	(104,251)	(71,736)
CMBX N.A. AAA Index Series 15		Nov 2064	JPMorgan Securities LLC	(0.5%)	Monthly		26,600,000	299,997	(306,775)	(6,778)
CMBX N.A. AAA Index Series 15		Nov 2064	Morgan Stanley Capital Services LLC	(0.5%)	Monthly		12,400,000	139,848	(237,667)	(97,819)
CMBX N.A. AAA Index Series 16		Apr 2065	Citigroup Global Markets Ltd.	(0.5%)	Monthly		12,800,000	190,268	(212,413)	(22,145)
CMBX N.A. AAA Index Series 16		Apr 2065	Citigroup Global Markets Ltd.	(0.5%)	Monthly		11,500,000	170,944	(274,182)	(103,238)
CMBX N.A. AAA Index Series 16		Apr 2065	JPMorgan Securities LLC	(0.5%)	Monthly		3,060,000	45,486	(48,429)	(2,943)
CMBX N.A. BBB- Index Series 13		Dec 2072	Goldman Sachs & Co. LLC	(3%)	Monthly		2,650,000	550,669	(702,411)	(151,742)
CMBX N.A. BBB- Index Series 16		Apr 2065	Citigroup Global Markets Ltd.	(3%)	Monthly		2,200,000	327,969	(578,992)	(251,023)
CMBX N.A. BBB- Index Series 16		Apr 2065	Citigroup Global Markets Ltd.	(3%)	Monthly		500,000	74,538	(115,466)	(40,928)
CMBX N.A. BBB- Index Series 16		Apr 2065	Citigroup Global Markets Ltd.	(3%)	Monthly		1,410,000	210,198	(314,831)	(104,633)
CMBX N.A. BBB- Index Series 16		Apr 2065	Citigroup Global Markets Ltd.	(3%)	Monthly		3,610,000	538,167	(811,974)	(273,807)
CMBX N.A. BBB- Index Series 16		Apr 2065	Citigroup Global Markets Ltd.	(3%)	Monthly		1,010,000	150,568	(277,770)	(127,202)
CMBX N.A. BBB- Index Series 16		Apr 2065	Citigroup Global Markets Ltd.	(3%)	Monthly		1,820,000	271,320	(520,281)	(248,961)
CMBX N.A. BBB- Index Series 16		Apr 2065	Citigroup Global Markets Ltd.	(3%)	Monthly		1,400,000	208,708	(342,371)	(133,663)
CMBX N.A. BBB- Index Series 16		Apr 2065	Citigroup Global Markets Ltd.	(3%)	Monthly		2,650,000	395,054	(645,641)	(250,587)
CMBX N.A. BBB- Index Series 16		Apr 2065	Goldman Sachs & Co. LLC	(3%)	Monthly		2,970,000	442,758	(858,080)	(415,322)
CMBX N.A. BBB- Index Series 16		Apr 2065	Goldman Sachs & Co. LLC	(3%)	Monthly		4,910,000	731,967	(1,439,542)	(707,575)
CMBX N.A. BBB- Index Series 16		Apr 2065	Goldman Sachs & Co. LLC	(3%)	Monthly		2,230,000	332,441	(571,192)	(238,751)
CMBX N.A. BBB- Index Series 16		Apr 2065	Goldman Sachs & Co. LLC	(3%)	Monthly		1,750,000	260,884	(420,194)	(159,310)
CMBX N.A. BBB- Index Series 16		Apr 2065	Goldman Sachs & Co. LLC	(3%)	Monthly		900,000	134,169	(174,718)	(40,549)
CMBX N.A. BBB- Index Series 16		Apr 2065	Goldman Sachs & Co. LLC	(3%)	Monthly		510,000	76,029	(134,151)	(58,122)
CMBX N.A. BBB- Index Series 16		Apr 2065	JPMorgan Securities LLC	(3%)	Monthly		1,280,000	190,818	(387,610)	(196,792)
CMBX N.A. BBB- Index Series 16		Apr 2065	JPMorgan Securities LLC	(3%)	Monthly		1,800,000	268,338	(508,644)	(240,306)
CMBX N.A. BBB- Index Series 16		Apr 2065	JPMorgan Securities LLC	(3%)	Monthly		1,340,000	199,763	(375,428)	(175,665)
CMBX N.A. BBB- Index Series 16		Apr 2065	JPMorgan Securities LLC	(3%)	Monthly		1,200,000	178,892	(317,201)	(138,309)
CMBX N.A. BBB- Index Series 16		Apr 2065	Morgan Stanley Capital Services LLC	(3%)	Monthly		900,000	134,169	(150,564)	(16,395)
CMBX N.A. BBB- Index Series 16		Apr 2065	Morgan Stanley Capital Services LLC	(3%)	Monthly		1,800,000	268,338	(303,399)	(35,061)
CMBX N.A. BBB- Index Series 16		Apr 2065	Morgan Stanley Capital Services LLC	(3%)	Monthly		1,990,000	296,663	(470,824)	(174,161)
CMBX N.A. BBB- Index Series 16		Apr 2065	Morgan Stanley Capital Services LLC	(3%)	Monthly		1,460,000	217,652	(336,155)	(118,503)
CMBX N.A. BBB- Index Series 16		Apr 2065	Morgan Stanley Capital Services LLC	(3%)	Monthly		1,670,000	248,958	(400,402)	(151,444)
CMBX N.A. BBB- Index Series 16		Apr 2065	Morgan Stanley Capital Services LLC	(3%)	Monthly		1,670,000	248,958	(413,035)	(164,077)
CMBX N.A. BBB- Index Series 16		Apr 2065	Morgan Stanley Capital Services LLC	(3%)	Monthly		1,680,000	250,449	(417,560)	(167,111)
CMBX N.A. BBB- Index Series 16		Apr 2065	Morgan Stanley Capital Services LLC	(3%)	Monthly		2,380,000	354,803	(602,213)	(247,410)
CMBX N.A. BBB- Index Series 17		Dec 2056	Citigroup Global Markets Ltd.	(3%)	Monthly		1,600,000	182,667	(260,784)	(78,117)
CMBX N.A. BBB- Index Series 17		Dec 2056	Goldman Sachs & Co. LLC	(3%)	Monthly		1,400,000	159,834	(201,390)	(41,556)
CMBX N.A. BBB- Index Series 17		Dec 2056	JPMorgan Securities LLC	(3%)	Monthly		800,000	91,334	(106,152)	(14,818)
CMBX N.A. BBB- Index Series 17		Dec 2056	Morgan Stanley Capital Services LLC	(3%)	Monthly		1,500,000	171,251	(210,523)	(39,272)
CMBX N.A. BBB- Index Series 17		Dec 2056	Morgan Stanley Capital Services LLC	(3%)	Monthly		800,000	91,334	(115,080)	(23,746)
Heidelberg Materials AG		Jun 2029	BNP Paribas S.A.	(5%)	Quarterly	EUR	4,100,000	(914,436)	875,924	(38,512)
Heidelberg Materials AG		Jun 2029	BNP Paribas S.A.	(5%)	Quarterly	EUR	1,650,000	(368,005)	351,077	(16,928)
Intesa Sanpaolo SpA		Jun 2029	JPMorgan Chase Bank, N.A.	(1%)	Quarterly	EUR	5,150,000	94,636	(116,191)	(21,555)
Societe Generale France		Jun 2029	Goldman Sachs Bank USA	(1%)	Quarterly	EUR	5,650,000	12,503	(39,184)	(26,681)
UniCredit SpA		Jun 2029	Goldman Sachs Bank USA	(1%)	Quarterly	EUR	4,600,000	82,046	(101,558)	(19,512)

TOTAL BUY PROTECTION								7,580,419	(13,386,919)	(5,806,500)
Sell Protection
5-Year CDX N.A. EM Series 41	NR	Jun 2029	ICE	1%	Quarterly		18,500,000	58,693	0	58,693
CMBX N.A. AAA Index Series 13	NR	Dec 2072	Morgan Stanley Capital Services LLC	0.5%	Monthly		12,380,000	(64,303)	288,524	224,221

TOTAL SELL PROTECTION								(5,610)	288,524	282,914
TOTAL CREDIT DEFAULT SWAPS								7,574,809	(13,098,395)	(5,523,586)

(1)Ratings are presented for credit default swaps in which the Fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent a weighted average of the ratings of all securities included in the index. The credit rating or value can be measures of the current payment/performance risk. Ratings are from Moody's Investors Service, Inc. Where Moody's® ratings are not available, S&P® ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes.

(2)Swaps with Intercontinental Exchange (ICE) are centrally cleared swaps.

(3)The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Fund could be required to make if a credit event were to occur.

(4)Notional amount is stated in U.S. Dollars unless otherwise noted.

(5)Any premiums for centrally cleared swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

Interest Rate Swaps
Payment Received	Payment Frequency	Payment Paid	Payment Frequency	Clearinghouse / Counterparty(1)	Maturity Date	Notional Amount(2)	Value ($)	Upfront Premium Received/ (Paid) ($)(3)	Unrealized Appreciation/ (Depreciation) ($)
U.S. Secured Overnight Fin. Rate (SOFR) Index(4)	Annual	4%	Annual	LCH	Jun 2026	195,924,000	1,821,402	0	1,821,402
U.S. Secured Overnight Fin. Rate (SOFR) Index(4)	Annual	4%	Annual	LCH	Jun 2027	200,928,000	2,570,862	0	2,570,862
U.S. Secured Overnight Fin. Rate (SOFR) Index(4)	Annual	3.75%	Annual	LCH	Jun 2029	49,841,000	907,331	0	907,331
U.S. Secured Overnight Fin. Rate (SOFR) Index(4)	Annual	3.75%	Annual	LCH	Jun 2031	115,037,000	2,634,714	0	2,634,714
U.S. Secured Overnight Fin. Rate (SOFR) Index(4)	Annual	3.75%	Annual	LCH	Jun 2044	40,698,000	573,510	0	573,510
3.5%	Annual	U.S. Secured Overnight Fin. Rate (SOFR) Index(4)	Annual	LCH	Jun 2054	4,200,000	(3,761)	0	(3,761)
TOTAL INTEREST RATE SWAPS							8,504,058	0	8,504,058

(1)Swaps with LCH Clearnet Group (LCH) are centrally cleared swaps.

(2)Notional amount is stated in U.S. Dollars unless otherwise noted.

(3)Any premiums for centrally cleared swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

(4)Represents floating rate.

Currency Abbreviations
AUD	-	Australian dollar
CAD	-	Canadian dollar
EUR	-	European Monetary Unit
GBP	-	British pound sterling
JPY	-	Japanese yen
USD	-	U.S. dollar

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $7,520,671,923 or 20.4% of net assets.

(c)	Security or a portion of the security is on loan at period end.
(d)	Non-income producing - Security is in default.
(e)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(f)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(g)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(h)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(i)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,834,884 or 0.0% of net assets.

(j)	Level 3 security
(k)	A portion of the security sold on a delayed delivery basis.
(l)	Non-income producing
(m)	Security is perpetual in nature with no stated maturity date.
(n)
Security or a portion of the security has been segregated as collateral for open forward foreign currency contracts, options and bi-lateral over the counter (OTC) swaps. At period end, the value of securities pledged amounted to $8,236,390.

(o)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $49,167,021.
(p)	Security or a portion of the security was pledged to cover margin requirements for centrally cleared swaps. At period end, the value of securities pledged amounted to $16,410,143.
(q)
Security or a portion of the security has been segregated as collateral for mortgage-backed or asset-backed securities purchased on a delayed delivery or when-issued basis. At period end, the value of securities pledged amounted to $15,950,732.

(r)
Interest Only (IO) security represents the right to receive only monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

(s)	Coupon is inversely indexed to a floating interest rate multiplied by a specified factor. The price may be considerably more volatile than the price of a comparable fixed rate security.
(t)	Principal Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans.
(u)	Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.
(v)
Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower.  Such prepayments cannot be predicted with certainty.

(w)	The coupon rate will be determined upon settlement of the loan after period end.
(x)
Position or a portion of the position represents an unfunded loan commitment.  At period end, the total principal amount and market value of unfunded commitments totaled $475,601 and $478,474, respectively.

(y)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(z)	Investment made with cash collateral received from securities on loan.
(Aa)	Includes $35,073 of cash collateral to cover margin requirements for futures contracts.
(Ab)	Includes $2,044,290 of cash collateral segregated to cover margin requirements for centrally cleared OTC swaps.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Chesapeake Energy Corp.	2/10/21	5,862

Jonah Energy Parent LLC 12% 11/5/25	5/05/23	1,623,231

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	552,247,527	11,154,400,111	10,558,411,607	43,380,537	(4,959)	-	1,148,231,072	2.4%
Fidelity Securities Lending Cash Central Fund 5.39%	264,834,750	4,582,453,185	4,727,573,360	248,480	-	-	119,714,575	0.5%
Total	817,082,277	15,736,853,296	15,285,984,967	43,629,017	(4,959)	-	1,267,945,647

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate Bonds, U.S. Treasury Obligations, Foreign Government and Government Agency Obligations, Supranational Obligations, Bank Loan Obligations, Bank Notes and Preferred Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. U.S. Government Agency - Mortgage Securities, Asset-Backed Securities, Collateralized Mortgage Obligations and Commercial Mortgage Securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. For foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Swaps are marked-to-market daily based on valuations from third party pricing services, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The U.S. dollar value of forward foreign currency contracts is determined using currency exchange rates supplied by a pricing service and are categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Options traded over-the-counter are valued using service or broker-supplied valuations and are categorized as Level 2 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Credit Risk - Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.

Foreign Exchange Risk - Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in currency exchange rates.

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund.

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net the amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. For OTC written options with upfront premiums received, the Fund is obligated to perform and therefore does not have counterparty risk. For OTC written options with premiums to be received at a future date, the maximum risk of loss from counterparty credit risk is the amount of the premium in excess of any collateral pledged by the counterparty. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to these contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Forward Foreign Currency Contracts: Forward foreign currency contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into.

The Fund used forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to manage exposure to certain foreign currencies.

Open forward foreign currency contracts at period end are presented in the Schedule of Investments under the caption "Forward Foreign Currency Contracts." The contract amount and unrealized appreciation (depreciation) reflects each contract's exposure to the underlying currency at period end.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

Options: Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date.

The Fund used OTC options, such as swaptions, which are options where the underlying instrument is a swap, to manage its exposure to fluctuations in interest rates and/or potential credit events.

Open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions." Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

Swaps: A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount.

A centrally cleared swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap.

Credit Default Swaps: Credit default swaps enable the Fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. The Fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs. For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index. Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, FMR monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/ performance risk.

Interest Rate Swaps: Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. The Fund entered into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

Open swaps at period end are included in the Schedule of Investments under the caption Credit Default Swaps, Interest Rate Swaps and/or Total Return Swaps, as applicable.

Credit Risk
The Fund invests a significant portion of its assets in structured securities of issuers backed by commercial and residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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